UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 through April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2015 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

(formerly JPMorgan Global Equity Income Fund)

JPMorgan International Opportunities Fund

JPMorgan International Research Enhanced Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

May 12, 2015 (Unaudited)

Dear Shareholder,

The sharp divergence between U.S. economic growth and the rest of the world that marked the end of 2014 receded somewhat in 2015 as aggressive actions by central banks and a stunning drop in global oil prices brought improved economic growth and strength in financial markets. Globally, equity markets and bond market aggregate indexes provided positive returns for the six months ended April 30, 2015.

“The collective, if not concerted, efforts of central bankers helped to drive financial markets higher during the six month period.”

By the start of November, the U.S. Federal Reserve had ended its multi-billion dollar bond buying program amid substantial and continued improvement in employment. Meanwhile, Japan unleashed a massive economic stimulus to counter two consecutive quarters of economic contraction and the European Central Bank moved decisively to head off the threat of a deflationary spiral. China’s central bank also undertook a series of actions to counter a slowing economy. By the end of February 2015, the nations of India, Australia, Canada, Singapore and Denmark had also enacted monetary policies to counter economic weakness.

The collective, if not concerted, efforts of central bankers helped drive financial markets higher during the six month period. Global mergers and acquisitions activity and generally healthy corporate earnings contributed to strength in equity markets. By mid April, European stock prices, as measured by the FTSEurofirst 300 Index, closed at their highest level since 2000, while China’s Shanghai Composite Index rose to close at a seven year high and Japan’s Nikkei Stock Average 225 closed above the 20,000 point level for the first time in 15 years.

After notching record closing highs in February, March and April, the Standard & Poor’s 500 Index ended the six months through April 30, 2015, with a return of 4.40%. The MSCI Europe, Australasia and Far East Index returned 7.06% and the MSCI Emerging Markets Index returned 4.04% for the same period. Among bond indexes, the Barclays U.S. Aggregate Index returned 2.06% and the Barclays Emerging Markets Aggregate Index returned 1.15% for the same period.

While U.S. financial markets continued to benefit from low interest rates, expanding corporate profits and mergers, the overall U.S. economy — after leading all other developed markets in growth through 2014 — showed signs of weakening in early 2015.

For the first quarter of 2015, U.S. gross domestic product (GDP) actually contracted by 0.7% compared with 2.2% growth for the final quarter of 2014. In hindsight, economists noted two significant drags on the domestic economy in the first three months of 2015: Severe winter weather across the eastern half of the country impeded construction and transportation and a months-long labor dispute created significant backlogs at crucial West Coast ports. The relative strength of the U.S. dollar also made exports more expensive and curbed foreign demand for U.S.-made goods.

Declines in global oil prices, while helping consumer sectors of the economy, forced energy sector companies to curtail new projects and the U.S. dollar’s strength relative to other leading currencies put pressure on the earnings of companies with large overseas operations.

While U.S. unemployment fell to 5.4% in April 2015 from 5.8% in November 2014, the pace of job growth in March was the weakest in 15 months at 85,000 total jobs added. While wage growth in the U.S. showed improvement in April, it remained weak overall, as it has throughout the economic recovery.

Meanwhile, GDP growth in the European Union (EU) rose 0.4% in the final quarter of 2014 and by 0.4% in the first three months of 2015. The euro’s weakness relative to other currencies helped drive export growth and in April 2015, EU consumer prices ended a four-month string of declines and bank lending in March 2015 rose for the first time since 2012. Further, even as the ongoing Greek debt crisis curbed investor confidence in the EU, data from countries ranging from Germany to Spain showed the economic recovery gaining strength.

The changes in the relative strengths and trajectories in the economies of the developed and emerging market nations over the course of the past six months clearly demonstrate the fluid and interconnected nature of the global economy. We believe a well diversified portfolio and a patient, long-term perspective may allow investors to benefit from positive trends while limiting the impact of negative trends.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	1

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

Developed Markets

Increased central bank stimulus in the European Union and the Japanese government’s bulk purchases of equities during the six month period provided support for equity markets outside the U.S. Meanwhile, the U.S. Federal Reserve (the “Fed”) ended its own asset purchasing program but held interest rates at historical lows. U.S. equity prices remained near record highs for much of the period, supported by low interest rates, earnings growth and mergers and acquisitions activity. For the six months ended April 30, 2015, the MSCI Europe, Australasia and Far East Index returned 7.06% and the S&P 500 Index returned 4.40%.

Large bond purchases by the European Central Bank drove up prices for European sovereign debt. Yields, which generally move in the opposite direction of prices, fell on German 10 year bonds to record lows and sent fixed income investors to seek relatively higher yields from U.S. Treasury bonds. Notably, April 2015 brought fresh signs of economic growth and inflation expectations in Europe and led to sharply higher German bond yields at the end of the month.

Commodities prices generally remained under pressure during the six month period amid tepid global demand. Oil and gas prices continued to fall until hitting a bottom in mid-March. While energy prices rose steadily through April, they remained well below levels seen at the start of the six month reporting period.

Emerging Markets

Slowing growth in China drove uncertainty across emerging markets. However, the Chinese central bank took several actions aimed at stabilizing a deceleration of growth to a moderate pace. During the six month period, Chinese equity prices provided positive returns and the Shanghai Composite Index closed at a seven year high in late April.

Falling energy prices for much of the six month period also provided a boost for other emerging market nations, including India, Brazil, South Africa and Turkey. Russia, which is an energy exporting nation, was hurt by low global oil prices as well as continued economic sanctions imposed by the West. For the six month period, the MSCI Emerging Markets Index returned 4.04%.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.96%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	3.92%

Net Assets as of 4/30/2015 (In Thousands)	$843,847

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

The Fund’s security selection and underweight position in the consumer staples sector and its security selection in the health care sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the financials and consumer discretionary sectors were detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Great Wall Motor Co., Pegatron Corp. and China Merchants Bank Co. Shares of Great Wall Motor, a Chinese automaker, rose on increased sales of its budget-priced sport utility vehicles. Shares of Pegatron, a Taiwanese electronics manufacturer and the main assembler of Apple Inc. products, rose on strong sales and earnings in early 2015. Shares of China Merchants Bank, a Chinese commercial bank, strengthened on solid growth in earnings.

Leading individual detractors from relative performance included the Fund’s overweight position in Kroton Educacional SA and its underweight positions in Tencent Holdings Ltd. and Ping An Insurance Co. Shares of Kroton Educacional, a Brazilian

operator of private schools, fell after the Brazilian government tightened regulations on a college loan program that provides a large portion of Kroton’s revenue. Shares of Tencent Holdings, a provider of Internet and mobile services in China, gained from continued growth in its online advertising businesses. Shares of Ping An Insurance on strong earnings growth. However, the Fund had no position in the stock, which hurt relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and securities with positive catalysts. As a result of this process, the Fund’s largest average positions during the six months ended April 30, 2015, were in China, South Korea and Taiwan and its smallest average positions in which the Fund invested were in Egypt, Malaysia and Greece. From a sector perspective, the Fund’s largest average positions were in the information technology, financials and consumer discretionary sectors, while its smallest average positions in which it was invested were in the health care, consumer staples and materials sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Bank of China Ltd., Class H (China)	1.9%
2.	China Merchants Bank Co., Ltd., Class H (China)	1.6
3.	China CITIC Bank Corp., Ltd., Class H (China)	1.4
4.	Samsung Electronics Co., Ltd. (South Korea)	1.2
5.	China Construction Bank Corp., Class H (China)	1.2
6.	Catcher Technology Co., Ltd. (Taiwan)	1.2
7.	Lenovo Group Ltd. (China)	1.2
8.	CNOOC Ltd. (China)	1.2
9.	Fubon Financial Holding Co., Ltd. (Taiwan)	1.2
10.	Industrial & Commercial Bank of China Ltd., Class H (China)	1.2

PORTFOLIO COMPOSITION BY COUNTRY*
China	25.0%
South Korea	19.6
Taiwan	12.8
Russia	6.4
Brazil	6.4
India	6.3
Thailand	5.5
Turkey	5.0
Hong Kong	4.8
South Africa	3.7
Indonesia	1.0
Others (each less than 1.0%)	2.2
Short-Term Investment	1.3

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2008
Without Sales Charge		3.83%	6.01%	2.87%	0.03%
With Sales Charge**		(1.64)	0.46	1.76	(0.72)
CLASS C SHARES	February 28, 2008
Without CDSC		3.61	5.49	2.35	(0.47)
With CDSC***		2.61	4.49	2.35	(0.47)
CLASS R5 SHARES	February 28, 2008	4.10	6.51	3.34	0.49
SELECT CLASS SHARES	February 28, 2008	3.96	6.31	3.13	0.28

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/08 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from February 28, 2008 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	(2.98)%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	3.92%

Net Assets as of 4/30/2015 (In Thousands)	$2,088,476

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities from emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

The Fund’s security selection in the consumer discretionary and financials sectors was the leading detractor from performance relative to the Benchmark. The Fund’s security selection and underweight position in the energy sector and its underweight position in the utilities sector were leading positive contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s positions in Sands China Ltd., Wynn Macau Ltd. and Baidu Inc., none of which were held in the Benchmark. Shares of Sands China and Wynn Macau, both Macau casino operators, declined as Chinese government efforts to curb corruption reduced casino traffic by wealthy customers. Shares of Baidu, a Chinese Internet portal operator, fell after the company posted revenues below analysts’ estimates.

Leading individual contributors to relative performance included the Fund’s overweight positions in Capitec Bank Holdings Ltd. and AIA Group Ltd., and its underweight position in

Petroleo Brasileiro SA (Petrobras). Shares of Capitec Bank, a South African financial services company, rose on solid earnings and revenue. Shares of AIA Group, a Hong Kong insurer and financial services company, rose on strong growth in new business. Shares of Petrobras, Brazil’s state-controlled energy company, fell amid weak global oil prices and an ongoing corruption scandal.

HOW WAS THE FUND POSITIONED?

The Fund employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth. As a result of this process, at the end of the reporting period the Fund’s largest average sector positions were the financials, information technology and consumer discretionary sectors, while the smallest average sector positions in which the Fund was invested were in the utilities, health care and telecommunication services sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	AIA Group Ltd. (Hong Kong)	3.6%
2.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.1
3.	Housing Development Finance Corp., Ltd (India)	2.8
4.	Tata Consultancy Services Ltd. (India)	2.8
5.	Tencent Holdings Ltd. (China)	2.7
6.	Bidvest Group Ltd. (The) (South Africa)	2.2
7.	HDFC Bank Ltd., ADR (India)	2.1
8.	Remgro Ltd. (South Africa)	2.1
9.	MTN Group Ltd. (South Africa)	2.0
10.	Baidu, Inc., ADR (China)	1.9

PORTFOLIO COMPOSITION BY COUNTRY*
South Africa	18.0%
India	16.5
Brazil	9.4
China	8.9
Taiwan	7.9
Russia	6.9
Hong Kong	6.3
Thailand	5.5
South Korea	4.0
Indonesia	3.4
Turkey	2.5
Mexico	2.3
United Kingdom	2.2
Peru	1.5
Panama	1.4
Australia	1.2
Others (each less than 1.0%)	1.0
Short-Term Investment	1.1

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
Without Sales Charge		(3.17)%	0.82%	1.72%	8.47%
With Sales Charge**		(8.24)	(4.46)	0.63	7.88
CLASS B SHARES	September 28, 2001
Without CDSC		(3.42)	0.30	1.21	8.05
With CDSC***		(8.42)	(4.70)	0.82	8.05
CLASS C SHARES	February 28, 2006
Without CDSC		(3.39)	0.31	1.21	7.93
With CDSC****		(4.39)	(0.69)	1.21	7.93
CLASS R6 SHARES	December 13, 2013	(2.90)	1.33	2.15	8.94
INSTITUTIONAL CLASS SHARES	November 15, 1993	(2.98)	1.25	2.13	8.92
SELECT CLASS SHARES	September 10, 2001	(3.03)	1.10	1.97	8.75

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/05 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2005 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI

Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion. The Board of Trustees of the Fund has approved the automatic conversion of the Fund’s Class B Shares into Class A Shares on June 19, 2015. On June 19, 2015, all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Emerging Markets Equity Income Fund

FUND COMMENTARY

FOR THE PERIOD DECEMBER 12, 2014 (FUND INCEPTION DATE) THROUGH APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.96%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	12.42%

Net Assets as of 4/30/2015 (In Thousands)	$3,175

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) from its inception on December 12, 2014 to April 30, 2015.

The Fund’s security selection and overweight position in the information technology sector and its security selection in the consumer discretionary sector were leading detractors from relative performance for the reporting period. The Fund’s security selection in the financials and materials sectors was a leading contributor to performance relative to the Benchmark for the reporting period.

Leading individual detractors from relative performance included the Fund’s overweight positions in Wynn Macau Ltd. and Pt. Perusahaan Gas Negara and its underweight position in Tencent Holdings Ltd. Shares of Wynn Macau, an operator of casino resorts, declined as Chinese government efforts to curb corruption reduced casino traffic among wealthy customers. Perusahaan Gas, an Indonesian natural gas producer, declined in line with other energy sector companies amid weakness in oil and gas prices. Shares of Tencent Holdings, a provider of Internet and mobile services in China, gained from continued growth in its online advertising businesses.

Leading individual contributors to relative performance included the Fund’s overweight positions in Lukoil OAO, OTP Bank Nyrt and Mobile Telesystems OAO. Shares of Lukoil, a Russian oil and natural gas company, rose after the company reaffirmed its commitment to start production at the Filanovsky field in the Caspian Sea. Shares of OTP Bank Nyrt, Hungary’s largest bank, rose after the company forecast a profit for 2015. Shares of Mobile Telesystems, a Russian telecommunications services company, strengthened on solid earnings and revenue growth.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends. In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to manage the Fund’s currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Emerging Markets Equity Income Fund

FUND COMMENTARY

FOR THE PERIOD DECEMBER 12, 2014 (FUND INCEPTION DATE) THROUGH APRIL 30, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	China Construction Bank Corp., Class H (China)	2.5%
2.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	2.4
3.	MTN Group Ltd. (South Africa)	2.4
4.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.4
5.	China Mobile Ltd. (Hong Kong)	2.4
6.	Bank of China Ltd., Class H (China)	2.3
7.	Siam Cement PCL (The), NVDR (Thailand)	2.3
8.	Siliconware Precision Industries Co., Ltd. (Taiwan)	2.2
9.	Bidvest Group Ltd. (The) (South Africa)	2.1
10.	MediaTek, Inc. (Taiwan)	2.1

PORTFOLIO COMPOSITION BY COUNTRY*
Taiwan	22.0%
South Africa	13.0
China	10.6
Brazil	10.2
Hong Kong	8.1
Russia	6.9
South Korea	5.8
Turkey	5.2
Thailand	4.3
United States	2.3
Mexico	2.1
Chile	1.9
Poland	1.8
Indonesia	1.6
Hungary	1.5
Singapore	1.4
United Arab Emirates	1.3

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	December 12, 2014
Without Sales Charge		4.83%
With Sales Charge**		(0.67)
CLASS C SHARES	December 12, 2014
Without CDSC		4.62
With CDSC***		3.62
CLASS R5 SHARES	December 12, 2014	5.03
CLASS R6 SHARES	December 12, 2014	5.03
SELECT CLASS SHARES	December 12, 2014	4.96

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/12/14 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 12, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Equity Income Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from December 12, 2014 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the

Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.41%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)[1]	5.09%

Net Assets as of 4/30/2015 (In Thousands)	$6,528,573

INVESTMENT OBJECTIVE**

The JPMorgan Global Research Enhanced Index Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015. The Fund’s security selection in the basic industries and health care sectors detracted from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the technology-hardware and autos sectors made a positive contribution to relative performance.

Due to the Fund’s holdings of a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by JPMorgan’s team of analysts, the Fund’s portfolio managers implemented an overweight position in securities included within the universe of the Benchmark that they considered undervalued, while underweighting or not holding securities in the Benchmark that they considered overvalued. During the reporting period, the Fund’s portfolio managers used exchange-traded funds and futures to help manage cash flows.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc. (United States)	2.2%
2.	Microsoft Corp. (United States)	1.3
3.	Wells Fargo & Co. (United States)	1.0
4.	Exxon Mobil Corp. (United States)	0.9
5.	Johnson & Johnson (United States)	0.9
6.	Nestle S.A. (Switzerland)	0.8
7.	Roche Holding AG (Switzerland)	0.8
8.	Pfizer, Inc. (United States)	0.7
9.	Procter & Gamble Co. (The) (United States)	0.7
10.	Verizon Communications, Inc. (United States)	0.7

PORTFOLIO COMPOSITION BY COUNTRY***
United States	53.5%
Japan	8.4
United Kingdom	7.3
Switzerland	4.1
France	3.9
Germany	3.7
Canada	3.6
Australia	2.5
Netherlands	1.5
Spain	1.3
Hong Kong	1.1
Ireland	1.0
Italy	1.0
Others (each less than 1.0%)	3.6
Short-Term Investment	3.5

[1]	MSCI World Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2013
Without Sales Charge		4.34%	7.37%	13.83%
With Sales Charge**		(1.14)	1.74	11.03
CLASS C SHARES	February 28, 2013
Without CDSC		4.01	6.81	13.24
With CDSC***		3.01	5.81	13.24
CLASS R2 SHARES	February 28, 2013	4.15	7.06	13.52
SELECT CLASS SHARES	February 28, 2013	4.41	7.61	14.10

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Research Enhanced Index Fund, the MSCI World Index and the Lipper Global Large-Cap Core Funds Index from February 28, 2013 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutuals funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan Global Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.39%
Morgan Stanley Capital International (“MSCI”) All Country World Index (net of foreign withholding taxes)	4.97%

Net Assets as of 4/30/2015 (In Thousands)	$4,947

INVESTMENT OBJECTIVE**

The JPMorgan Global Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the MSCI All Country World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

The Fund’s security selection in the financials and industrials sectors was a leading contributor to performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the consumer discretionary sector and the information technology sector was a leading detractor from relative performance. By region, the Fund’s security selection in emerging markets and Continental Europe was a leading contributor to relative performance, while the Fund’s security selection in the Pacific region, excluding Japan, and its underweight position in Japan were leading detractors from relative performance.

Leading individual contributors to the Fund’s relative performance included overweight positions in Boston Scientific Corp., China Merchants Bank Co. and Industrial and Commercial Bank of China Ltd. Shares of Boston Scientific, a U.S. medical device manufacturer, rose after the company settled a long-running legal dispute with Johnson & Johnson and continued to deliver strong earnings. Shares of both China Merchants Bank and Industrial and Commercial Bank of China strengthened as China’s government took steps to counter slowing economic growth.

Leading individual detractors from the Fund’s relative performance included overweight positions in Sand China Ltd., MEG Energy Corp and Baidu Inc. Shares of Sands China, a Macau casino operator, fell as the Chinese government’s effort to curb corruption reduced casino traffic among wealthy customers. Shares of MEG Energy, a Canadian energy company focused on the Alberta oils sands region, declined on global weakness in oil prices. Shares of Baidu, a Chinese Internet portal operator not held in the Benchmark, fell after the company reported lower-than-expected earnings and a weak forecast for 2015.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined a contrarian approach with bottom-up fundamental research to construct a global portfolio of what they believed were undervalued companies,

characterized by sustainability of earnings, strong free cash flow and the ability to increase earnings faster than their sector peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Citigroup, Inc. (United States)	3.2%
2.	Google, Inc., Class C (United States)	3.1
3.	Twenty-First Century Fox, Inc., Class A (United States)	2.9
4.	Baidu, Inc., ADR (China)	2.8
5.	Johnson & Johnson (United States)	2.8
6.	BG Group plc (United Kingdom)	2.8
7.	Barclays plc (United Kingdom)	2.7
8.	Sanofi (France)	2.4
9.	MetLife, Inc. (United States)	2.4
10.	Novartis AG (Switzerland)	2.4

PORTFOLIO COMPOSITION BY COUNTRY***
United States	49.1%
United Kingdom	8.1
France	7.3
China	7.2
Switzerland	5.5
Canada	2.5
South Korea	2.4
Spain	2.2
Israel	2.0
Japan	1.9
Germany	1.6
Netherlands	1.2
Hong Kong	1.2
Ireland	1.0
Others (each less than 1.0%)	3.5
Short-Term Investment	3.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
Without Sales Charge		7.15%	9.27%	13.39%	14.91%
With Sales Charge**		1.54	3.55	11.36	13.11
CLASS C SHARES	November 30, 2011
Without CDSC		6.91	8.76	12.82	14.34
With CDSC***		5.91	7.76	12.82	14.34
CLASS R2 SHARES	November 30, 2011	7.03	8.99	13.09	14.62
CLASS R5 SHARES	November 30, 2011	7.40	9.80	13.91	15.43
CLASS R6 SHARES	November 30, 2011	7.45	9.85	13.96	15.49
SELECT CLASS SHARES	November 30, 2011	7.39	9.63	13.71	15.22

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Unconstrained Equity Fund and the MSCI All Country World Index from November 30, 2011 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through January 5, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.36%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	6.81%

Net Assets as of 4/30/2015 (In Thousands)	$2,809,702

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

The Fund’s security selection in the financials and energy sectors was a leading contributor to performance relative to the Benchmark during the six month reporting period. The Fund’s security selection in the consumer discretionary and industrials sectors was a leading detractor from relative performance.

Leading individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Ping An Insurance Group Co., Cheung Kong Holdings Ltd. and China Overseas Land & Investment Ltd. Shares of Ping An Insurance Group Co., a Chinese insurer, and China Overseas Land, a Chinese real estate and investment company, rose amid China’s efforts to counter slowing economic growth. Shares of Cheung Kong, a Hong Kong property developer and conglomerate, rose on news that the company, along with its Hutchison Whampoa affiliate, was revamping its organizational structure to separate Chinese real estate activities from the rest of the business.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Sands China Ltd., Wynn Macau Ltd. and Komatsu Ltd. Shares of Sands China and Wynn Macau, both resort casino operators in Macau, came under pressure as the Chinese government’s effort to curb corruption reduced casino traffic among wealth customers. Shares of Komatsu, a Japanese construction equipment maker, declined as a pullback in mining company equipment purchases resulted in earnings weakness.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of well-managed companies with the potential to grow their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	BG Group plc (United Kingdom)	2.6%
2.	Novartis AG (Switzerland)	2.5
3.	HSBC Holdings plc (United Kingdom)	2.3
4.	Vodafone Group plc (United Kingdom)	2.2
5.	Toyota Motor Corp. (Japan)	2.2
6.	Roche Holding AG (Switzerland)	2.1
7.	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.0
8.	CK Hutchison Holdings Ltd. (Hong Kong)	2.0
9.	Nestle S.A. (Switzerland)	1.9
10.	Japan Tobacco, Inc. (Japan)	1.9

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	21.8%
Japan	19.4
Switzerland	14.8
France	11.6
Germany	8.7
Netherlands	4.9
Hong Kong	4.4
China	3.0
South Korea	1.9
Australia	1.6
Belgium	1.5
Israel	1.0
Others (each less than 1.0%)	3.7
Short-Term Investment	1.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
Without Sales Charge		7.23%	2.58%	6.97%	5.20%
With Sales Charge**		1.63	(2.81)	5.82	4.64
CLASS B SHARES	February 28, 2002
Without CDSC		6.98	2.02	6.43	4.73
With CDSC***		1.98	(2.98)	6.12	4.73
CLASS C SHARES	January 31, 2003
Without CDSC		6.98	2.06	6.43	4.63
With CDSC****		5.98	1.06	6.43	4.63
CLASS R2 SHARES	November 3, 2008	7.08	2.31	6.68	5.02
CLASS R5 SHARES	May 15, 2006	7.49	3.00	7.45	5.64
CLASS R6 SHARES	November 3, 2010	7.51	3.11	7.49	5.67
SELECT CLASS SHARES	January 1, 1997	7.36	2.78	7.22	5.46

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/05 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2005 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion. The Board of Trustees of the Fund has approved the automatic conversion of the Fund’s Class B Shares into

Class A Shares on June 19, 2015. On June 19, 2015, all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Equity Income Fund1

(formerly JPMorgan Global Equity Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.18%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)[2]	6.81%
Morgan Stanley Capital International (“MSCI”) All County World Index (net of foreign withholding taxes)	4.97%

Net Assets as of 4/30/2015 (In Thousands)	$98,925

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Income Fund (the “Fund”) seeks to provide current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

The Fund’s security selection in the health care and insurance sectors was a leading detractor from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection and underweight positions in the consumer non-durables and banks sectors was a leading positive contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Suncorp Group Ltd., Johnson & Johnson and Microsoft Corp. Shares of Suncorp Group, an Australian banking and insurance company, declined on investor worries about the company’s exposure to damage from cyclone Marcia. Shares of Johnson & Johnson, a U.S. diversified health care products company, weakened on investor concerns about increased competition for a number of its best selling products and the negative impact of a strong U.S. dollar relative to other companies. Shares of Microsoft, a U.S. provider of computer software and services, fell after the company reported disappointing sales for its Windows operating system and issued a cautious earnings forecast.

Leading individual contributors to relative performance included the Fund’s overweight positions in Man Group PLC, Japan Tobacco Inc. and Mitsubishi UFJ Financial Group. Shares of Man Group, a U.K. asset management company, rose on investor expectations that the strong performance of its flagship investment fund would lead to an increase in assets under management. Shares of Japan Tobacco strengthened on investor expectations of an increased dividend payment. Shares of Mitsubishi UFJ Financial, a Japanese banking company, rose amid signs of improvement in the Japanese economy and the company’s plan to repurchase shares and increase its dividend payment.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends. In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to manage the Fund’s currency exposure.

[1]	Effective January 30, 2015, the Fund’s name was changed from “JPMorgan Global Equity Income Fund” and the Fund’s investment strategy was changed.
[2]

Effective January 30, 2015, the Fund’s primary benchmark changed from the MSCI All Country World Index (net of foreign withholding taxes) to the MSCI EAFE Index (net of foreign withholding taxes) to more closely align the Fund’s primary benchmark with its investment strategies.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Equity Income Fund

(formerly JPMorgan Global Equity Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Japan Tobacco, Inc. (Japan)	3.2%
2.	DNB ASA (Norway)	2.9
3.	Toyota Motor Corp. (Japan)	2.8
4.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.6
5.	Nippon Telegraph & Telephone Corp. (Japan)	2.2
6.	Accor S.A. (France)	2.0
7.	ING Groep N.V., CVA (Netherlands)	2.0
8.	Hitachi Ltd. (Japan)	1.9
9.	Seven & I Holdings Co., Ltd. (Japan)	1.8
10.	Telefonica S.A. (Spain)	1.8

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	22.3%
Japan	20.4
Germany	7.3
Switzerland	6.6
Australia	5.7
France	5.6
Netherlands	5.6
Israel	3.3
Norway	2.9
Spain	2.7
Finland	2.3
Taiwan	2.0
China	1.8
Sweden	1.8
Hong Kong	1.7
South Africa	1.2
South Korea	1.1
Italy	1.1
Others (each less than 1.0%)	1.7
Short-Term Investment	2.9

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2011
Without Sales Charge		6.00%	5.25%	11.27%	6.92%
With Sales Charge**		0.43	(0.26)	9.28	5.54
CLASS C SHARES	February 28, 2011
Without CDSC		5.69	4.75	10.72	6.38
With CDSC***		4.69	3.75	10.72	6.38
CLASS R2 SHARES	February 28, 2011	5.86	4.97	10.97	6.63
CLASS R5 SHARES	February 28, 2011	6.24	5.73	11.76	7.39
CLASS R6 SHARES	January 30, 2015	6.13	5.61	11.72	7.36
SELECT CLASS SHARES	February 28, 2011	6.18	5.55	11.56	7.19

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Income Fund, the MSCI EAFE Index, the MSCI All Country World Index and the Lipper International Equity Income Funds Index from February 28, 2011 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index and the MSCI All Country World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Lipper International Equity Income Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Equity Income Fund

(formerly JPMorgan Global Equity Income Fund)

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	5.63%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	6.81%

Net Assets as of 4/30/2015 (In Thousands)	$1,956,583

INVESTMENT OBJECTIVE**

The JPMorgan International Opportunities Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

By sector, the Fund’s security selection in the health care and transportation services & construction cyclical sectors was a leading detractor from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the industrial cyclical and banks sectors was a leading contributor to relative performance.

By region, the Fund’s security selection in North America detracted from relative performance, while security selection in Europe (excluding the U.K.) and emerging markets was a leading contributor to relative performance. Emerging markets are not represented in the Benchmark.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Sands China Ltd., Mazda Motor Corp. and First Quantum Minerals Ltd. Shares of Sands China, a Macau casino resort operator, declined as a Chinese government effort to curb corruptions reduced casino traffic among wealthy customers. Shares of Mazda, a Japanese automaker, declined on disappointing earnings. Shares of First Quantum, a Canadian mining company not held in the Benchmark, declined on weakness in global commodities prices.

Leading individual contributors to relative performance included the Fund’s overweight positions in Mitsubishi UFJ Financial Group Ltd., China Overseas Land & Investment Ltd. and DMG Mori Seiki Co. Shares of Mitsubishi UFJ Financial, a Japanese banking company, rose amid signs of an improving economy in Japan and the company’s plans to repurchase shares and increase its dividend. Shares of China Overseas Land, a Chinese real estate and investment company rose on Chinese government efforts to counter slowing growth. Shares of DMG Mori Seiki, a Japanese machinery manufacturer not held in the Benchmark, rose amid the corporate capital expenditure/replacement cycle in Japan and investor expectations that DMG’s acquisition of its German partner would generate significant benefits.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the security to realize its inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and the Fund’s currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Novartis AG (Switzerland)	3.2%
2.	Nestle S.A. (Switzerland)	3.0
3.	Roche Holding AG (Switzerland)	2.9
4.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.3
5.	HSBC Holdings plc (United Kingdom)	2.2
6.	Vodafone Group plc (United Kingdom)	2.1
7.	Bayer AG (Germany)	2.0
8.	Daimler AG (Germany)	1.8
9.	Prudential plc (United Kingdom)	1.7
10.	BG Group plc (United Kingdom)	1.7

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	23.2%
United Kingdom	22.2
Switzerland	13.5
France	8.4
Germany	7.9
Netherlands	4.4
Australia	4.0
Hong Kong	3.1
Italy	1.8
Norway	1.6
China	1.4
Ireland	1.2
Sweden	1.1
Finland	1.1
South Korea	1.0
Others (each less than 1.0%)	0.9
Short-Term Investment	3.2

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
Without Sales Charge		5.36%	0.54%	6.39%	5.55%
With Sales Charge**		(0.17)	(4.74)	5.25	4.98
CLASS B SHARES	September 10, 2001
Without CDSC		5.08	(0.02)	5.86	5.13
With CDSC***		0.08	(5.02)	5.54	5.13
CLASS C SHARES	July 31, 2007
Without CDSC		5.10	0.04	5.87	5.02
With CDSC****		4.10	(0.96)	5.87	5.02
CLASS R6 SHARES	November 30, 2010	5.65	1.04	6.92	6.06
INSTITUTIONAL CLASS SHARES	February 26, 1997	5.63	0.96	6.84	6.02
SELECT CLASS SHARES	September 10, 2001	5.52	0.83	6.66	5.81

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/05 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Opportunities Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2005 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion. The Board of Trustees of the Fund has approved the automatic conversion of the Fund’s Class B Shares into Class A Shares on June 19, 2015. On June 19, 2015, all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.23%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	6.81%

Net Assets as of 4/30/2015 (In Thousands)	$810,771

INVESTMENT OBJECTIVE**

The JPMorgan International Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI EAFE Index (net of foreign withholdings) (the “Benchmark”) for the six months ended April 30, 2015.

By sector, the Fund’s security selection in the utilities and basic industries sectors was a leading detractor from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the industrial cyclical and property sectors was a leading contributor to relative performance. By region, the Fund’s security selection in Japan and Europe was the largest contributor to relative performance. Due to the relatively large number of securities held by the Fund during the period, the impact of individual holdings on performance relative to the Benchmark tended to be small.

HOW WAS THE FUND POSITIONED?

Using the fundamental research conducted by JPMorgan’s team of analysts, the Fund’s managers implemented modestly overweight or underweight positions in, or did not hold, individual components of the Benchmark in an attempt to generate returns that modestly exceeded those of the Benchmark, while maintaining sector, geographic and risk characteristics similar to the Benchmark.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle S.A. (Switzerland)	2.2%
2.	Toyota Motor Corp. (Japan)	1.9
3.	Novartis AG (Switzerland)	1.6
4.	Bayer AG (Germany)	1.4
5.	Sanofi (France)	1.3
6.	Roche Holding AG (Switzerland)	1.3
7.	British American Tobacco plc (United Kingdom)	1.3
8.	Novo Nordisk A/S, Class B (Denmark)	1.2
9.	Royal Dutch Shell plc, Class A (Netherlands)	1.2
10.	HSBC Holdings plc (United Kingdom)	1.1

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	22.3%
United Kingdom	19.1
France	10.9
Germany	9.5
Switzerland	8.2
Australia	5.6
Netherlands	4.1
Spain	2.8
Hong Kong	2.7
Italy	2.2
Denmark	2.2
Sweden	1.8
Finland	1.6
Ireland	1.2
Others (each less than 1.0%)	3.6
Short-Term Investment	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 23, 1993
Without Sales Charge		6.10%	0.90%	6.21%	5.19%
With Sales Charge**		0.53	(4.41)	5.07	4.62
CLASS B SHARES	January 14, 1994
Without CDSC		5.87	0.36	5.56	4.59
With CDSC***		0.87	(4.64)	5.23	4.59
CLASS C SHARES	November 4, 1997
Without CDSC		5.87	0.36	5.55	4.49
With CDSC****		4.87	(0.64)	5.55	4.49
CLASS R2 SHARES	November 3, 2008	6.01	0.64	5.95	4.93
SELECT CLASS SHARES	October 28, 1992	6.23	1.11	6.47	5.45

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/05 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Select Class Shares. Class R2 Shares performance has been adjusted to reflect the difference in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Research Enhanced Equity Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2005 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion. The Board of Trustees of the Fund has approved the automatic conversion of the Fund’s Class B Shares into

Class A Shares on June 19, 2015. On June 19, 2015, all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	9.71%
Morgan Stanley Capital International (“MSCI”) All Country World Index, Ex-U.S. (net of foreign withholding taxes)	5.56%

Net Assets as of 4/30/2015 (In Thousands)	$22,053

INVESTMENT OBJECTIVE**

The JPMorgan International Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the MSCI All Country World Index, ex-U.S. (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

By sector, the Fund’s security selection in the financials and materials sectors was a leading contributor to performance relative to the Benchmark for the six months reporting period. The Fund’s security selection in the industrials and information technology sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in emerging markets and Continental Europe was a leading contributor to relative performance, while the Fund’s security selection in Canada and its underweight position in Japan were leading detractors from relative performance.

Leading individual contributors to the Fund’s relative performance included its overweight positions in Ping An Insurance Group Co., Accor SA and Cheung Kong Holdings Ltd. Shares of Ping An Insurance Group Co., a Chinese insurer, rose in line with other Chinese financial sector companies amid Chinese government efforts to counter slowing economic growth. Shares of Accor, a French hotel operator that derives the bulk of its revenue from Europe, rose on expectations that the company would benefit from European Central Bank efforts to stimulate economic growth along with the company’s own efforts to increase revenue. Shares of Cheung Kong, a Hong Kong property developer and conglomerate, rose on news that the company, along with its Hutchison Whampoa affiliate, was revamping its organizational structure to separate Chinese real estate activities from the rest of the business.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Baidu Inc., Sands China Ltd. and MEG Energy Corp. Shares of Baidu, a Chinese Internet portal operator, fell after the company reported earnings and an earnings forecast below analysts’ estimates. Shares of Sands China, a developer-operator of resort casinos in Macau, fell as Chinese government efforts to quell corruption reduced casino traffic among wealthy customers. Shares of MEG Energy, a Canadian energy company focused on the Alberta oil sands region, fell on weakness in global oil prices.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on stock selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced stocks of well-managed companies with the potential to grow their earnings faster than their industry peers.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Baidu, Inc., ADR (China)	3.6%
2.	CK Hutchison Holdings Ltd. (Hong Kong)	3.0
3.	Toronto-Dominion Bank (The) (Canada)	3.0
4.	Barclays plc (United Kingdom)	3.0
5.	Roche Holding AG (Switzerland)	2.9
6.	Ping An Insurance Group Co. of China Ltd., Class H (China)	2.9
7.	Accor S.A. (France)	2.9
8.	Orange S.A. (France)	2.9
9.	Akzo Nobel N.V. (Netherlands)	2.8
10.	Japan Tobacco, Inc. (Japan)	2.7

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	16.4%
France	12.5
Japan	12.3
Switzerland	12.1
Canada	6.9
China	6.6
Netherlands	4.8
India	4.0
Germany	3.3
Hong Kong	3.0
South Korea	2.5
Italy	2.2
South Africa	2.0
Taiwan	1.9
Ireland	1.9
Short-Term Investment	7.6

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
Without Sales Charge		9.59%	7.06%	10.05%	12.71%
With Sales Charge**		3.84	1.46	8.08	10.95
CLASS C SHARES	November 30, 2011
Without CDSC		9.20	6.48	9.48	12.12
With CDSC***		8.20	5.48	9.48	12.12
CLASS R2 SHARES	November 30, 2011	9.39	6.80	9.76	12.42
CLASS R5 SHARES	November 30, 2011	9.78	7.54	10.53	13.21
CLASS R6 SHARES	November 30, 2011	9.83	7.59	10.60	13.27
SELECT CLASS SHARES	November 30, 2011	9.71	7.35	10.31	12.99

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 To 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Unconstrained Equity Fund, the MSCI All Country World Index, ex-U.S., and the Lipper International Large-Cap Core Funds Index from November 30, 2011 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index, ex-U.S. does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index, ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	3.70%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Value Index (net of foreign withholding taxes)	5.35%

Net Assets as of 4/30/2015 (In Thousands)	$2,530,219

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide high total return from a portfolio of foreign company equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

By sector, the Fund’s security selection in the basic industries and the health care sectors was a leading detractor from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the banks sector and its underweight position and security selection in the energy sector were leading positive contributors to relative performance.

By region, the Fund’s security selection in Japan and Canada detracted from performance relative to the Benchmark, while the Fund’s security selection in Continental Europe and emerging markets made positive contributions to relative performance. Emerging markets were not represented in the Benchmark.

Leading individual detractors from relative performance included the Fund’s overweight positions in Hitachi Ltd., Mazda Motor Corp. and Sands China Ltd. Shares of both Hitachi, a Japanese diversified manufacturer of electronic equipment and infrastructure, and Mazda, a Japanese automaker not held in the Benchmark, came under pressure from disappointing earnings. Shares of Sands China, a Macau casino resort operator not held in the Benchmark, declined as a Chinese government effort to curb corruption reduced casino traffic among wealthy customers.

Leading individual contributors to the Fund’s relative performance included the Fund’s positions in Sony Corp., Mitsubishi UFJ Financial Group Inc. and Industrial and Commercial Bank of China Ltd. Shares of Sony, a Japanese entertainment and consumer electronics conglomerate not held in the Benchmark, rose on the company’s forecast of rising profit, driven by cost cutting and a shift away from consumer electronics into gaming, entertainment and sensors used in smart phones. Shares of Mitsubishi UFJ Financial, a Japanese banking company, rose amid signs of economic growth in Japan, and the company’s plans for share repurchases and an increase in its dividend. Shares of Industrial and Commercial Bank of China, which was not held in the Benchmark, strengthened amid China’s efforts to counter slowing economic growth.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive value investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the securities to realize its inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

TOP TEN HOLDINGS OF THE PORTFOLIO*
1.	Toyota Motor Corp. (Japan)	3.6%
2.	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.4
3.	Vodafone Group plc (United Kingdom)	2.9
4.	TOTAL S.A. (France)	2.3
5.	AXA S.A. (France)	2.1
6.	BNP Paribas S.A. (France)	1.9
7.	Australia & New Zealand Banking Group Ltd (Australia)	1.9
8.	Prudential plc (United Kingdom)	1.9
9.	Roche Holding AG (Switzerland)	1.8
10.	Barclays plc (United Kingdom)	1.8

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	23.3%
United Kingdom	16.7
France	13.8
Germany	8.2
Switzerland	6.0
Italy	5.3
Netherlands	5.0
Australia	3.4
Spain	3.4
Belgium	2.1
Norway	1.9
Ireland	1.8
South Korea	1.6
Sweden	1.3
China	1.0
Luxembourg	1.0
Hong Kong	1.0
Others (each less than 1.0%)	3.0
Short-Term Investment	0.2

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
Without Sales Charge		3.50%	(2.63)%	5.58%	5.31%
With Sales Charge**		(1.91)	(7.72)	4.44	4.75
CLASS B SHARES	September 28, 2001
Without CDSC		3.26	(3.10)	5.05	4.89
With CDSC***		(1.74)	(8.10)	4.72	4.89
CLASS C SHARES	July 11, 2006
Without CDSC		3.25	(3.17)	5.05	4.79
With CDSC****		2.25	(4.17)	5.05	4.79
CLASS R2 SHARES	November 3, 2008	3.32	(2.95)	5.30	5.13
CLASS R6 SHARES	November 30, 2010	3.82	(2.08)	6.11	5.81
INSTITUTIONAL CLASS SHARES	November 4, 1993	3.70	(2.27)	6.00	5.75
SELECT CLASS SHARES	September 10, 2001	3.67	(2.40)	5.83	5.58

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/05 To 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2005 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion. The Board of Trustees of the Fund has approved the automatic conversion of the Fund’s Class B Shares into Class A Shares on June 19, 2015. On June 19, 2015, all Class B Shares of the Fund will automatically convert to Class A Shares of the Fund.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	6.58%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	6.81%

Net Assets as of 4/30/2015 (In Thousands)	$1,945,178

INVESTMENT OBJECTIVE**

The JPMorgan Intrepid International Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2015.

The Fund’s portfolio managers attempted to construct the Fund so that security selection and style factors (i.e., growth and value characteristics) would be the primary drivers of returns.

During the reporting period, securities exhibiting the growth characteristics targeted by the Fund (high earnings momentum and high medium-term price momentum) generally outperformed the broader market. The Fund’s value analysis yielded mixed results. During the six month reporting period, securities with low price-to-earnings ratios slightly outperformed the broader equity market but securities with low price-to-book ratios underperformed the broader market. Price-to-earnings ratio is the price of a share divided by per share earnings for a 12-month period. Price-to-book ratio is the current closing price of a share divided by the book value per share for the most recent quarter.

The Fund’s security selection in the information technology and health care sectors was a leading detractor from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the consumer discretionary and financials sectors was a leading contributor to relative performance.

The Fund targeted collections of companies that exhibited specific growth and/or value characteristics during the period. The Fund held a range of 150 to 250 securities during the period. Consequently, the impact of any individual security on the Fund’s overall performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund’s strategy was rooted in the notion that investor behavior is influenced by human emotion and this influence gives rise to persistent growth and value anomalies within the market. During the reporting period, the Fund’s portfolio managers sought to exploit these anomalies by utilizing a series of style screens designed to identify securities with attractive growth and/or value characteristics, targeting names that they believed possessed high earnings momentum, strong price momentum, low price-to-book ratios and low price-to-earnings ratios.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Novartis AG (Switzerland)	2.1%
2.	Royal Dutch Shell plc, Class B (Netherlands)	1.9
3.	Toyota Motor Corp. (Japan)	1.7
4.	Nestle S.A. (Switzerland)	1.4
5.	BP plc (United Kingdom)	1.3
6.	Sanofi (France)	1.3
7.	Roche Holding AG (Switzerland)	1.3
8.	Bayer AG (Germany)	1.2
9.	TOTAL S.A. (France)	1.2
10.	Anheuser-Busch InBev N.V. (Belgium)	1.1

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	22.4%
United Kingdom	18.2
France	10.3
Germany	8.8
Switzerland	8.1
Australia	6.6
Netherlands	3.7
Spain	3.2
Sweden	2.2
Belgium	2.0
Hong Kong	2.0
Ireland	2.0
Italy	1.6
Denmark	1.5
Others (each less than 1.0%)	5.7
Short-Term Investment	1.7

*	Percentages indicated are based on total investments as of April 30, 2015. The Fund’s portfolio composition is subject to change.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
Without Sales Charge		6.32%	1.77%	7.42%	4.76%
With Sales Charge**		0.73	(3.58)	6.26	4.20
CLASS C SHARES	February 28, 2006
Without CDSC		6.05	1.20	6.87	4.28
With CDSC***		5.05	0.20	6.87	4.28
CLASS R2 SHARES	November 3, 2008	6.18	1.46	7.15	4.59
INSTITUTIONAL CLASS SHARES	April 30, 2001	6.58	2.27	7.96	5.29
SELECT CLASS SHARES	February 28, 2006	6.46	1.97	7.68	5.05

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/05 TO 4/30/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C and Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class C and Class R2 Shares would have been lower than those shown because Class C and Class R2 Shares have higher expenses than Class A Shares.

Returns for Select Class Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns for Select Class Shares would have been lower than those shown because Select Class Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Intrepid International Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2005 to April 30, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.7%
	Brazil — 6.2%
836	Banco Bradesco S.A., ADR	8,938
1,087	Banco do Brasil S.A.	9,447
959	Cia Energetica de Minas Gerais, ADR	4,720
828	Embraer S.A.	6,466
679	Itau Unibanco Holding S.A. (Preference Shares), ADR	8,702
787	JBS S.A.	4,012
1,684	Kroton Educacional S.A.	6,183
228	Smiles S.A.	3,921

		52,389

	China — 24.9%
658	AAC Technologies Holdings, Inc.	3,471
2,036	Air China Ltd., Class H	2,456
1,600	ANTA Sports Products Ltd.	3,526
18	Baidu, Inc., ADR (a)	3,669
22,919	Bank of China Ltd., Class H	15,704
1,913	BYD Electronic International Co., Ltd.	2,881
12,829	China CITIC Bank Corp., Ltd., Class H	11,634
10,468	China Construction Bank Corp., Class H	10,162
13,840	China Everbright Bank Co., Ltd., Class H	9,377
4,445	China Merchants Bank Co., Ltd., Class H	13,343
5,138	China Minsheng Banking Corp., Ltd., Class H	7,502
2,646	China Southern Airlines Co., Ltd., Class H	2,600
12,552	China Telecom Corp., Ltd., Class H	9,298
5,844	CNOOC Ltd.	9,965
8,420	Geely Automobile Holdings Ltd.	4,737
15,216	GOME Electrical Appliances Holdings Ltd.	3,898
1,272	Great Wall Motor Co., Ltd., Class H	9,647
7,026	Huadian Power International Corp., Ltd., Class H	7,779
5,432	Huaneng Power International, Inc., Class H	7,704
11,138	Industrial & Commercial Bank of China Ltd., Class H	9,662
5,739	Jintian Pharmaceutical Group Ltd.	3,054
5,880	Lenovo Group Ltd.	10,111
74	NetEase, Inc., ADR	9,528
3,474	Shanghai Electric Group Co., Ltd., Class H	3,542
3,194	Shenzhen Expressway Co., Ltd., Class H	3,047
1,532	Sinopharm Group Co., Ltd., Class H	7,277
3,857	Sinotrans Ltd., Class H	2,952
1,185	Sunny Optical Technology Group Co., Ltd.	2,637
2,110	TCL Communication Technology Holdings Ltd.	2,246
377	Tencent Holdings Ltd.	7,785
1,514	Weichai Power Co., Ltd., Class H	5,999
1,840	Zhejiang Expressway Co., Ltd., Class H	2,922

		210,115

SHARES	SECURITY DESCRIPTION	VALUE($)

	Egypt — 0.3%
342	Commercial International Bank Egypt SAE, GDR	2,358

	Hong Kong — 4.7%
6,533	Belle International Holdings Ltd.	8,385
576	China Mobile Ltd.	8,220
1,127	China Singyes Solar Technologies Holdings Ltd. (a)	1,846
7,042	China Travel International Investment Hong Kong Ltd.	3,137
3,574	China Unicom Hong Kong Ltd. (a)	6,712
34,875	REXLot Holdings Ltd.	2,597
1,767	Shenzhen International Holdings Ltd.	3,321
4,384	Skyworth Digital Holdings Ltd.	3,906
3,714	Truly International Holdings Ltd.	1,754

		39,878

	India — 6.3%
1,144	Apollo Tyres Ltd.	3,116
189	Bharat Petroleum Corp., Ltd.	2,273
670	Canara Bank	3,983
495	HCL Technologies Ltd.	6,856
475	Hexaware Technologies Ltd.	2,101
378	Hindustan Petroleum Corp., Ltd.	3,712
348	Housing Development Finance Corp., Ltd. (m)	6,407
666	IRB Infrastructure Developers Ltd.	2,444
853	Power Finance Corp., Ltd.	3,559
714	Rural Electrification Corp., Ltd.	3,499
1,278	Sintex Industries Ltd.	2,225
193	Tata Motors Ltd., ADR	7,935
230	Tech Mahindra Ltd.	2,254
132	Wockhardt Ltd.	2,652

		53,016

	Indonesia — 1.0%
9,047	Bank Negara Indonesia Persero Tbk PT	4,465
18,786	Telekomunikasi Indonesia Persero Tbk PT (m)	3,778

		8,243

	Netherlands — 0.1%
200	VimpelCom Ltd., ADR	1,132

	Poland — 0.8%
377	Energa S.A.	2,614
745	PGE Polska Grupa Energetyczna S.A.	4,285

		6,899

	Qatar — 0.2%
78	Gulf International Services QSC	1,901

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Russia — 5.9%
2,124	Alrosa AO	2,823
215	CTC Media, Inc.	750
163	Lukoil OAO, ADR	8,353
272	MegaFon OAO, Reg. S, GDR	4,632
99	MMC Norilsk Nickel OJSC, ADR	1,831
360	MMC Norilsk Nickel OJSC, ADR	6,778
531	Mobile TeleSystems OJSC, ADR	6,409
794	Moscow Exchange MICEX-RTS OAO	1,184
1,309	Sberbank of Russia, ADR	7,771
218	Severstal PAO, Reg. S, GDR	2,411
10	Tatneft OAO, ADR	343
198	Tatneft OAO, ADR	6,789

		50,074

	South Africa — 3.7%
211	Bidvest Group Ltd. (The)	5,725
211	Mr Price Group Ltd.	4,502
1,979	Netcare Ltd.	6,923
1,486	Steinhoff International Holdings Ltd.	9,429
648	Telkom S.A. SOC Ltd. (a)	4,452

		31,031

	South Korea — 19.6%
5	AMOREPACIFIC Group (i) (m)	7,162
265	BNK Financial Group, Inc.	3,954
8	CJ CheilJedang Corp.	2,991
25	Com2uSCorp (a)	4,236
82	Coway Co., Ltd.	6,925
53	Daesang Corp.	2,306
222	DGB Financial Group, Inc.	2,501
15	GS Home Shopping, Inc.	3,370
71	Halla Visteon Climate Control Corp.	2,661
125	Hankook Tire Co., Ltd.	5,249
44	Hansae Co., Ltd.	1,679
68	Hyundai Development Co-Engineering & Construction	3,593
36	Hyundai Mobis Co., Ltd. (m)	7,977
475	Industrial Bank of Korea	6,530
35	KEPCO Plant Service & Engineering Co., Ltd.	3,221
91	KH Vatec Co., Ltd.	1,842
154	Kia Motors Corp.	7,091
182	Korea Electric Power Corp. (m)	7,919
16	Korea Zinc Co., Ltd.	7,072
106	KT&G Corp.	9,437
15	LG Hausys Ltd.	2,324
48	LG Innotek Co., Ltd.	4,501
54	LS Corp.	2,713

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
25	Mando Corp.	3,503
34	Naturalendo Tech Co., Ltd. (a)	1,088
23	NCSoft Corp.	4,374
147	Partron Co., Ltd.	1,539
8	Samsung Electronics Co., Ltd. (m)	10,476
72	Seah Besteel Corp.	2,457
31	SK C&C Co., Ltd.	7,311
43	SK Holdings Co., Ltd. (m)	7,401
198	SK Hynix, Inc.	8,475
33	SK Telecom Co., Ltd. (m)	8,784
195	Wonik IPS Co., Ltd. (a)	2,181

		164,843

	Taiwan — 12.7%
6,111	Advanced Semiconductor Engineering, Inc.	8,666
614	Asustek Computer, Inc.	6,505
868	Catcher Technology Co., Ltd.	10,157
1,020	Chicony Electronics Co., Ltd.	2,932
1,281	Chipbond Technology Corp.	2,768
5,769	Compeq Manufacturing Co., Ltd.	3,652
4,522	Fubon Financial Holding Co., Ltd.	9,725
2,602	Hon Hai Precision Industry Co., Ltd.	7,797
7,946	Innolux Corp.	4,099
4,610	Inotera Memories, Inc. (a)	5,294
2,748	Pegatron Corp.	8,141
1,946	Pou Chen Corp.	2,727
1,433	Radiant Opto-Electronics Corp.	4,712
1,184	Realtek Semiconductor Corp.	3,687
1,833	Taiwan Paiho Ltd.	4,977
391	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,547
2,611	Vanguard International Semiconductor Corp.	4,010
3,538	Wan Hai Lines Ltd.	3,923
1,180	Zhen Ding Technology Holding Ltd.	4,108

		107,427

	Thailand — 5.5%
264	Airports of Thailand PCL, NVDR	2,315
1,128	Kasikornbank PCL, NVDR	7,157
11,676	Krung Thai Bank PCL, NVDR	7,065
2,450	Pruksa Real Estate PCL, NVDR	2,036
755	PTT PCL, NVDR	8,138
22,524	Quality Houses PCL, NVDR	2,111
3,743	Samart Corp. PCL, NVDR	3,389
1,377	Siam Commercial Bank PCL (The)	6,625
42	Siam Commercial Bank PCL (The), NVDR	203
3,363	Supalai PCL, NVDR	2,032

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Thailand — continued
8,736	Thai Union Frozen Products PCL, NVDR	5,407

		46,478

	Turkey — 5.0%
3,912	Eregli Demir ve Celik Fabrikalari TAS	6,601
1,671	KOC Holding A.S. (m)	7,904
342	TAV Havalimanlari Holding A.S. (a)	3,007
480	Tofas Turk Otomobil Fabrikasi A.S.	2,944
2,085	Trakya Cam Sanayi A.S.	2,510
195	Tupras Turkiye Petrol Rafinerileri A.S. (a)	4,725
1,782	Turk Hava Yollari AO (a) (m)	5,912
806	Turkiye Halk Bankasi A.S.	4,084
1,766	Turkiye Is Bankasi, Class C	3,971

		41,658

	United Arab Emirates — 0.8%
6,953	Air Arabia PJSC	3,086
1,992	Dubai Islamic Bank PJSC	3,737

		6,823

	Total Common Stocks (Cost $713,601)	824,265

Preferred Stocks — 0.6%
	Brazil — 0.2%
319	Banco do Estado do Rio Grande do Sul S.A., Class B	1,202

	Russia — 0.4%
4,855	Surgutneftegas OAO	3,660

	Total Preferred Stocks (Cost $6,199)	4,862

Short-Term Investment — 1.2%
	Investment Company — 1.2%
10,500	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $10,500)	10,500

	Total Investments — 99.5% (Cost $730,300)	839,627
	Other Assets in Excess of Liabilities — 0.5%	4,220

	NET ASSETS — 100.0%	$843,847

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.3%
Technology Hardware, Storage & Peripherals	6.0
Semiconductors & Semiconductor Equipment	5.9
Oil, Gas & Consumable Fuels	5.7
Electronic Equipment, Instruments & Components	4.6
Automobiles	3.9
Metals & Mining	3.6
Wireless Telecommunication Services	3.5
Diversified Telecommunication Services	2.9
Auto Components	2.7
Textiles, Apparel & Luxury Goods	2.5
Industrial Conglomerates	2.5
Internet Software & Services	2.5
Household Durables	2.4
Electric Utilities	2.3
IT Services	2.2
Diversified Financial Services	2.1
Health Care Providers & Services	2.1
Independent Power & Renewable Electricity Producers	1.8
Food Products	1.8
Transportation Infrastructure	1.7
Airlines	1.7
Tobacco	1.1
Software	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	10.9
Short-Term Investment	1.3

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.7%
	Australia — 1.3%
4,133	Oil Search Ltd.	26,236

	Brazil — 8.6%
3,352	AMBEV S.A., ADR	21,220
2,732	BB Seguridade Participacoes S.A.	31,498
5,859	CCR S.A.	32,183
1,053	Cielo S.A.	14,490
1,394	Itau Unibanco Holding S.A. (Preference Shares), ADR	17,869
685	Lojas Renner S.A.	23,926
845	Marcopolo S.A.	643
1,201	Ultrapar Participacoes S.A.	27,491
1,890	WEG S.A.	10,113

		179,433

	China — 9.0%
119	Alibaba Group Holding Ltd., ADR (a)	9,673
203	Baidu, Inc., ADR (a)	40,691
11,666	CNOOC Ltd.	19,893
25,470	Geely Automobile Holdings Ltd.	14,328
641	JD.com, Inc., ADR (a)	21,522
17,106	Sun Art Retail Group Ltd.	17,634
2,710	Tencent Holdings Ltd.	55,938
1,198	Tsingtao Brewery Co., Ltd., Class H	7,611

		187,290

	Cyprus — 0.3%
1,183	Globaltrans Investment plc, Reg. S, GDR (a)	5,856

	Hong Kong — 6.3%
11,311	AIA Group Ltd.	75,225
3	Jardine Matheson Holdings Ltd.	197
351	Jardine Matheson Holdings Ltd.	21,698
8,504	Sands China Ltd.	34,664

		131,784

	India — 16.6%
276	ACC Ltd.	6,221
1,630	Ambuja Cements Ltd.	5,954
986	Asian Paints Ltd.	11,831
780	HDFC Bank Ltd., ADR	44,361
3,252	Housing Development Finance Corp., Ltd	59,822
1,143	Infosys Ltd., ADR	35,398
7,766	ITC Ltd.	39,413
1,024	Kotak Mahindra Bank Ltd.	21,454
1,090	Lupin Ltd.	30,379
717	Mahindra & Mahindra Ltd.	12,902
1,493	Tata Consultancy Services Ltd.	57,918
516	Tata Motors Ltd., ADR	21,270

		346,923

SHARES	SECURITY DESCRIPTION	VALUE($)

	Indonesia — 3.4%
49,071	Astra International Tbk PT	25,823
16,427	Bank Central Asia Tbk PT	17,008
32,473	Bank Rakyat Indonesia Persero Tbk PT	28,992

		71,823

	Mexico — 2.3%
8,786	Fibra Uno Administracion S.A. de C.V.	21,921
2,516	Infraestructura Energetica Nova S.A.B. de C.V.	14,642
4,149	Mexichem S.A.B. de C.V.	11,884

		48,447

	Panama — 1.4%
262	Copa Holdings S.A., Class A	29,097

	Peru — 1.5%
202	Credicorp Ltd.	30,762

	Russia — 6.9%
666	Lukoil OAO, ADR	34,094
111	Magnit PJSC	24,343
333	Magnit PJSC, Reg. S, GDR	18,277
543	Mail.ru Group Ltd., Reg. S, GDR (a)	12,945
4,269	Mobile Telesystems OJSC	21,859
22,305	Sberbank of Russia	33,219

		144,737

	South Africa — 18.1%
803	Aspen Pharmacare Holdings Ltd. (a)	24,420
1,700	Bidvest Group Ltd. (The)	46,064
353	Capitec Bank Holdings Ltd.	16,614
6,887	FirstRand Ltd.	32,898
600	Imperial Holdings Ltd.	10,045
7,046	Life Healthcare Group Holdings Ltd.	24,198
1,268	Mr Price Group Ltd.	27,077
2,091	MTN Group Ltd.	41,989
145	Naspers Ltd., Class N	22,789
1,977	Remgro Ltd.	43,921
4,016	Sanlam Ltd.	25,973
1,565	Shoprite Holdings Ltd.	22,397
5,288	Woolworths Holdings Ltd.	39,783

		378,168

	South Korea — 4.0%
149	Hyundai Motor Co.	23,371
612	Kia Motors Corp.	28,190
25	Samsung Electronics Co., Ltd.	32,488

		84,049

	Switzerland — 0.8%
303	Luxoft Holding, Inc. (a)	15,727

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Taiwan — 8.0%
4,586	Delta Electronics, Inc.	27,596
1,617	MediaTek, Inc.	20,785
3,483	President Chain Store Corp.	25,775
16,173	Siliconware Precision Industries Co., Ltd.	26,569
2,703	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66,070

		166,795

	Thailand — 5.5%
3,145	Advanced Info Service PCL, NVDR	22,825
3,647	Kasikornbank PCL, NVDR	23,139
1,575	Siam Cement PCL (The), NVDR	25,631
4,255	Siam Commercial Bank PCL (The)	20,476
8,677	Total Access Communication PCL, NVDR	22,793

		114,864

	Turkey — 2.5%
771	Ford Otomotiv Sanayi A.S.	9,532
5,036	KOC Holding A.S.	23,820
6,242	Turkiye Garanti Bankasi A.S.	19,862

		53,214

	United Kingdom — 2.2%
776	Anglo American plc	13,143
617	SABMiller plc	32,686

		45,829

	Total Common Stocks (Cost $1,741,316)	2,061,034

Preferred Stocks — 0.8%
	Brazil — 0.8%
954	Itau Unibanco Holding S.A.	12,216
5,960	Marcopolo S.A.	5,460

	Total Preferred Stocks (Cost $18,230)	17,676

Short-Term Investment — 1.1%
	Investment Company — 1.1%
22,701	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $22,701)	22,701

	Total Investments — 100.6% (Cost $1,782,247)	2,101,411
	Liabilities in Excess of Other Assets — (0.6)%	(12,935)

	NET ASSETS — 100.0%	$2,088,476

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.6%
Automobiles	6.4
Insurance	6.3
IT Services	5.9
Internet Software & Services	5.7
Semiconductors & Semiconductor Equipment	5.4
Wireless Telecommunication Services	5.2
Food & Staples Retailing	5.2
Oil, Gas & Consumable Fuels	5.1
Industrial Conglomerates	4.4
Diversified Financial Services	3.7
Multiline Retail	3.0
Beverages	2.9
Thrifts & Mortgage Finance	2.8
Pharmaceuticals	2.6
Tobacco	1.9
Construction Materials	1.8
Hotels, Restaurants & Leisure	1.6
Technology Hardware, Storage & Peripherals	1.5
Transportation Infrastructure	1.5
Airlines	1.4
Electronic Equipment, Instruments & Components	1.3
Specialty Retail	1.3
Health Care Providers & Services	1.2
Chemicals	1.1
Media	1.1
Real Estate Investment Trusts (REITs)	1.0
Internet & Catalog Retail	1.0
Others (each less than 1.0%)	3.0
Short-Term Investment	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — 93.4%
		Brazil — 9.8%
9		AMBEV S.A., ADR	60
4		Banco Bradesco S.A., ADR	43
6		Banco do Brasil S.A.	51
8		CCR S.A.	46
6		Cia Energetica de Minas Gerais, ADR	30
1		Embraer S.A., ADR	36
4		Tractebel Energia S.A.	44

			310

		Chile — 1.8%
3		Banco Santander Chile, ADR	59

		China — 10.1%
101		Bank of China Ltd., Class H	69
78		China Construction Bank Corp., Class H	76
20		China Shenhua Energy Co., Ltd., Class H	52
83		Industrial & Commercial Bank of China Ltd., Class H	72
14		MGM China Holdings Ltd.	26
13		Wynn Macau Ltd.	27

			322

		Hong Kong — 7.8%
5		China Mobile Ltd.	72
18		China Resources Power Holdings Co., Ltd.	54
3		Hang Seng Bank Ltd. (m)	49
12		Sands China Ltd.	47
2		VTech Holdings Ltd.	25

			247

		Hungary — 1.4%
2		OTP Bank plc	45

		Indonesia — 1.6%
9		Indo Tambangraya Megah Tbk PT	9
202		Telekomunikasi Indonesia Persero Tbk PT	41

			50

		Mexico — 2.0%
28		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	63

		Poland — 1.7%
—	(h)	Powszechny Zaklad Ubezpieczen S.A.	53

		Russia — 6.6%
1		Lukoil OAO, ADR	63
1		MegaFon OAO, Reg. S, GDR	25
3		MMC Norilsk Nickel OJSC, ADR	55
3		Mobile Telesystems OJSC, ADR	40
2		Severstal PAO, Reg. S, GDR	25

			208

SHARES	SECURITY DESCRIPTION	VALUE($)

	Singapore — 1.4%
64	Hutchison Port Holdings Trust, Class U	43

	South Africa — 12.5%
7	AVI Ltd.	45
4	Barclays Africa Group Ltd. (m)	62
2	Bidvest Group Ltd. (The)	65
4	Imperial Holdings Ltd.	59
18	Life Healthcare Group Holdings Ltd.	61
11	MMI Holdings Ltd.	32
4	MTN Group Ltd.	72

		396

	South Korea — 5.5%
2	Kangwon Land, Inc.	55
1	KT&G Corp.	62
2	SK Telecom Co., Ltd., ADR	57

		174

	Taiwan — 21.0%
4	Asustek Computer, Inc.	42
21	Cheng Shin Rubber Industry Co., Ltd.	50
6	Chicony Electronics Co., Ltd.	17
10	Delta Electronics, Inc.	60
10	Far EasTone Telecommunications Co., Ltd.	24
5	MediaTek, Inc.	64
4	Novatek Microelectronics Corp.	21
6	President Chain Store Corp.	44
19	Quanta Computer, Inc.	48
11	Radiant Opto-Electronics Corp.	36
40	Siliconware Precision Industries Co., Ltd. (m)	66
4	Simplo Technology Co., Ltd.	20
16	Taiwan Mobile Co., Ltd.	56
3	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	73
8	Tripod Technology Corp.	16
20	Vanguard International Semiconductor Corp.	31

		668

	Thailand — 4.1%
9	Advanced Info Service PCL	62
4	Siam Cement PCL (The), NVDR	68

		130

	Turkey — 4.9%
6	Arcelik A.S.	30
12	Eregli Demir ve Celik Fabrikalari TAS	21
6	Tofas Turk Otomobil Fabrikasi A.S.	39
15	Turk Telekomunikasyon A.S.	41
6	Turkcell Iletisim Hizmetleri A.S.	26

		157

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Arab Emirates — 1.2%
9	First Gulf Bank PJSC	39

	Total Common Stocks (Cost $2,837)	2,964

NUMBER OF WARRANTS
Warrants — 2.2%
	Saudi Arabia — 2.2%
3	Al Rajhi Bank, expiring 08/22/16 (Strike Price $1.00) (a)	51
1	Yanbu National Petrochemical, expiring 07/31/17 (Strike Price $1.00) (a)	19

	Total Warrants (Cost $57)	70

	Total Investments — 95.6% (Cost $2,894)	3,034
	Other Assets in Excess of Liabilities — 4.4%	141

	NET ASSETS — 100.0%	$3,175

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.2%
Wireless Telecommunication Services	14.3
Semiconductors & Semiconductor Equipment	9.6
Hotels, Restaurants & Leisure	5.1
Oil, Gas & Consumable Fuels	4.1
Technology Hardware, Storage & Peripherals	3.5
Metals & Mining	3.3
Independent Power & Renewable Electricity Producers	3.2
Electronic Equipment, Instruments & Components	3.2
Transportation Infrastructure	3.0
Construction Materials	2.9
Insurance	2.8
Diversified Telecommunication Services	2.7
Industrial Conglomerates	2.1
Household Products	2.1
Tobacco	2.0
Health Care Providers & Services	2.0
Beverages	2.0
Distributors	1.9
Auto Components	1.7
Food Products	1.5
Food & Staples Retailing	1.5
Automobiles	1.3
Aerospace & Defense	1.2
Electric Utilities	1.0
Household Durables	1.0
Others (each less than 1.0%)	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.8%
	Australia — 2.5%
212	AGL Energy Ltd.	2,548
1,054	Alumina Ltd.	1,278
305	Amcor Ltd.	3,244
351	AMP Ltd.	1,780
410	Asciano Ltd.	2,128
385	Aurizon Holdings Ltd.	1,469
476	Australia & New Zealand Banking Group Ltd.	12,746
102	Bank of Queensland Ltd.	1,047
510	BHP Billiton Ltd.	13,023
526	BHP Billiton plc	12,643
116	Brambles Ltd.	986
17	Caltex Australia Ltd.	480
143	Coca-Cola Amatil Ltd.	1,158
16	Cochlear Ltd.	1,051
246	Commonwealth Bank of Australia	17,243
137	Computershare Ltd.	1,331
8	Crown Resorts Ltd.	77
92	CSL Ltd.	6,579
350	Dexus Property Group	2,031
838	Federation Centres Ltd.	1,948
478	Goodman Group	2,345
436	Insurance Australia Group Ltd.	2,000
155	Lend Lease Group	1,964
57	Macquarie Group Ltd.	3,477
1,556	Mirvac Group	2,465
340	National Australia Bank Ltd.	9,857
147	Newcrest Mining Ltd. (a)	1,644
81	Orica Ltd.	1,281
193	Origin Energy Ltd.	1,925
486	Qantas Airways Ltd. (a)	1,300
208	QBE Insurance Group Ltd.	2,240
40	Ramsay Health Care Ltd.	1,993
18	REA Group Ltd.	657
144	Santos Ltd.	937
633	Scentre Group	1,865
7	Seek Ltd.	90
146	Stockland	512
325	Suncorp Group Ltd.	3,365
122	Sydney Airport	517
472	Tabcorp Holdings Ltd.	1,814
669	Telstra Corp., Ltd.	3,289
110	Toll Holdings Ltd.	777
459	Transurban Group	3,588
133	Wesfarmers Ltd.	4,571
192	Westfield Corp.	1,427

SHARES		SECURITY DESCRIPTION	VALUE($)

		Australia — continued
515		Westpac Banking Corp.	14,809
125		Woodside Petroleum Ltd.	3,460
257		Woolworths Ltd.	5,967

			164,926

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG	—	(h)

		Belgium — 0.7%
111		Anheuser-Busch InBev N.V.	13,543
154		Delhaize Group S.A.	12,434
115		KBC Groep N.V. (a)	7,552
78		Solvay S.A.	11,534

			45,063

		Canada — 3.6%
35		Agnico-Eagle Mines Ltd.	1,071
33		Agrium, Inc.	3,434
82		Alimentation Couche-Tard, Inc., Class B	3,128
61		ARC Resources Ltd.	1,241
134		Bank of Montreal	8,723
238		Bank of Nova Scotia (The)	13,149
215		Barrick Gold Corp.	2,794
52		BCE, Inc.	2,304
254		Bombardier, Inc., Class B	513
115		Brookfield Asset Management, Inc., Class A	6,192
83		Cameco Corp.	1,460
84		Canadian Imperial Bank of Commerce	6,783
179		Canadian National Railway Co.	11,584
226		Canadian Natural Resources Ltd.	7,522
98		Canadian Oil Sands Ltd.	1,061
44		Canadian Pacific Railway Ltd.	8,283
74		Canadian Pacific Railway Ltd.	14,158
157		Cenovus Energy, Inc.	2,963
73		Crescent Point Energy Corp.	1,894
144		Eldorado Gold Corp.	717
155		Enbridge, Inc.	8,122
152		Encana Corp.	2,162
75		First Quantum Minerals Ltd.	1,152
39		Fortis, Inc.	1,257
31		Franco-Nevada Corp.	1,591
172		Goldcorp, Inc.	3,241
59		Great-West Lifeco, Inc.	1,804
69		Husky Energy, Inc.	1,548
63		Imperial Oil Ltd.	2,762
27		Intact Financial Corp.	2,090
207		Kinross Gold Corp. (a)	503

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
		Canada — continued
55		Loblaw Cos. Ltd.	2,790
48		lululemon athletica, Inc. (a)	3,028
54		Magna International, Inc.	2,705
91		Magna International, Inc.	4,584
374		Manulife Financial Corp.	6,812
60		Metro, Inc.	1,747
68		National Bank of Canada	2,734
61		Pembina Pipeline Corp.	2,115
176		Potash Corp. of Saskatchewan, Inc.	5,737
71		Power Corp. of Canada	1,958
50		Power Financial Corp.	1,558
79		Rogers Communications, Inc., Class B	2,832
303		Royal Bank of Canada	20,104
54		Saputo, Inc.	1,602
78		Shaw Communications, Inc., Class B	1,784
74		Silver Wheaton Corp.	1,467
32		SNC-Lavalin Group, Inc.	1,150
124		Sun Life Financial, Inc.	3,965
328		Suncor Energy, Inc.	10,681
220		Talisman Energy, Inc.	1,760
120		Teck Resources Ltd., Class B	1,819
382		Toronto-Dominion Bank (The)	17,618
145		TransCanada Corp.	6,748
140		Yamana Gold, Inc.	534

			233,038

		China — 0.0% (g)
1,053		Yangzijiang Shipbuilding Holdings Ltd.	1,163

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp.	—	(h)

		Denmark — 0.6%
5		AP Moeller — Maersk A/S, Class B	9,837
410		Danske Bank A/S	11,642
346		Novo Nordisk A/S, Class B	19,405

			40,884

		Finland — 0.4%
834		Nokia OYJ	5,630
—	(h)	Nokian Renkaat OYJ	—	(h)
640		UPM-Kymmene OYJ	11,579
177		Wartsila OYJ Abp	8,132

			25,341

		France — 3.9%
131		Air Liquide S.A.	17,086
263		Airbus Group N.V.	18,217

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
1,275	Alcatel-Lucent (a)	4,425
685	AXA S.A.	17,313
307	BNP Paribas S.A.	19,392
100	Bouygues S.A.	4,140
87	Cap Gemini S.A.	7,735
76	Cie de Saint-Gobain	3,439
47	Danone S.A.	3,386
374	GDF Suez	7,602
46	L’Oreal S.A. (a)	8,782
13	LVMH Moet Hennessy Louis Vuitton SE	2,279
723	Natixis S.A.	5,986
168	Orange S.A.	2,770
134	Publicis Groupe S.A.	11,227
155	Renault S.A.	16,295
326	Sanofi	33,186
214	Schneider Electric SE	15,987
172	Societe Generale S.A.	8,590
94	Sodexo S.A.	9,526
164	Suez Environnement Co.	3,345
191	Thales S.A.	11,614
390	TOTAL S.A.	21,121
12	Unibail-Rodamco SE	3,357

		256,800

	Germany — 3.2%
123	Allianz SE	20,896
105	BASF SE	10,410
183	Bayer AG (a)	26,287
139	Bayerische Motoren Werke AG	16,455
160	Brenntag AG	9,626
44	Continental AG (a)	10,257
173	Daimler AG	16,669
93	Deutsche Bank AG	2,978
400	Deutsche Post AG	13,160
953	Deutsche Telekom AG	17,518
859	E.ON SE	13,367
183	HeidelbergCement AG	14,071
15	Linde AG	2,927
5	Muenchener Rueckversicherungs- Gesellschaft AG	984
246	SAP SE	18,614
84	Siemens AG	9,171
1,342	Telefonica Deutschland Holding AG (a)	8,318

		211,708

	Hong Kong — 1.1%
1,901	AIA Group Ltd.	12,645

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Hong Kong — continued
877	BOC Hong Kong Holdings Ltd.	3,402
533	Cathay Pacific Airways Ltd.	1,372
251	Cheung Kong Infrastructure Holdings Ltd.	2,126
284	CK Hutchison Holdings Ltd.	6,161
173	CLP Holdings Ltd.	1,510
329	Galaxy Entertainment Group Ltd.	1,581
681	Hang Lung Properties Ltd.	2,302
180	Hang Seng Bank Ltd.	3,509
324	Henderson Land Development Co., Ltd.	2,598
1,015	HKT Trust & HKT Ltd.	1,357
866	Hong Kong & China Gas Co., Ltd.	2,062
148	Hong Kong Exchanges and Clearing Ltd.	5,649
431	Hutchison Whampoa Ltd.	6,351
363	Kerry Properties Ltd.	1,479
1,462	Li & Fung Ltd.	1,489
298	Link REIT (The)	1,848
491	MTR Corp., Ltd.	2,411
183	NWS Holdings Ltd.	311
180	Power Assets Holdings Ltd.	1,812
558	Sands China Ltd.	2,275
1,260	Sino Land Co., Ltd.	2,217
227	Sun Hung Kai Properties Ltd.	3,770
41	Swire Pacific Ltd., Class A	553
97	Wharf Holdings Ltd. (The)	699
97	Wheelock & Co., Ltd.	546
140	Yue Yuen Industrial Holdings Ltd.	532

		72,567

	Ireland — 1.0%
278	Accenture plc, Class A	25,745
26	Allegion plc	1,593
124	James Hardie Industries plc	1,420
79	Medtronic plc	5,858
24	Perrigo Co. plc	4,470
202	Shire plc	16,431
245	XL Group plc	9,093

		64,610

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	9,351

	Italy — 1.0%
488	Assicurazioni Generali S.p.A.	9,545
1,945	Enel Green Power S.p.A.	3,778
2,070	Enel S.p.A.	9,812
166	Eni S.p.A.	3,187
4,043	Intesa Sanpaolo S.p.A.	13,583

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
99	Luxottica Group S.p.A.	6,513
5,962	Telecom Italia S.p.A. (a)	7,037
1,224	UniCredit S.p.A.	8,783

		62,238

	Japan — 8.4%
148	Advantest Corp.	1,747
241	Ajinomoto Co., Inc.	5,344
4	Alfresa Holdings Corp.	60
527	Amada Holdings Co., Ltd.	5,315
450	ANA Holdings, Inc.	1,244
27	Asahi Group Holdings Ltd.	881
569	Asahi Kasei Corp.	5,358
671	Astellas Pharma, Inc.	10,442
196	Bandai Namco Holdings, Inc.	4,016
334	Bank of Yokohama Ltd. (The)	2,120
151	Bridgestone Corp.	6,303
180	Canon, Inc.	6,407
44	Central Japan Railway Co.	7,894
723	Chiba Bank Ltd. (The)	5,942
62	Chubu Electric Power Co., Inc.	820
61	Chugai Pharmaceutical Co., Ltd.	1,840
354	Citizen Holdings Co., Ltd.	2,801
84	COLOPL, Inc.	1,714
180	Daicel Corp.	2,169
276	Dai-ichi Life Insurance Co., Ltd. (The)	4,535
75	Daikin Industries Ltd.	5,080
111	Daiwa House Industry Co., Ltd.	2,467
62	Dentsu, Inc.	2,895
113	East Japan Railway Co.	9,988
31	Eisai Co., Ltd.	2,093
20	Electric Power Development Co., Ltd.	658
27	FANUC Corp.	5,939
18	Fast Retailing Co., Ltd.	7,129
160	Fuji Heavy Industries Ltd.	5,334
88	FUJIFILM Holdings Corp.	3,296
603	Fujitsu Ltd.	3,997
24	Fukuoka Financial Group, Inc.	138
485	Furukawa Electric Co., Ltd.	889
131	Hakuhodo DY Holdings, Inc.	1,402
11	Hirose Electric Co., Ltd.	1,521
1,105	Hitachi Ltd.	7,539
699	Hokuhoku Financial Group, Inc.	1,672
358	Honda Motor Co., Ltd.	11,999
57	Hoya Corp.	2,193
127	Ibiden Co., Ltd.	2,212

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
		Japan — continued
279		Inpex Corp.	3,495
15		Isetan Mitsukoshi Holdings Ltd.	248
2		Japan Retail Fund Investment Corp.	3,651
259		Japan Tobacco, Inc.	9,031
51		JFE Holdings, Inc.	1,160
645		JX Holdings, Inc.	2,808
512		Kansai Electric Power Co., Inc. (The) (a)	5,144
54		Kao Corp.	2,586
1,025		Kawasaki Heavy Industries Ltd.	5,283
487		KDDI Corp.	11,528
14		Keyence Corp.	7,207
63		Kirin Holdings Co., Ltd.	838
1,465		Kobe Steel Ltd.	2,663
40		Komatsu Ltd.	799
128		Kubota Corp.	2,003
33		Kyocera Corp.	1,744
238		Kyushu Electric Power Co., Inc. (a)	2,533
54		Mabuchi Motor Co., Ltd.	3,227
339		Marubeni Corp.	2,100
177		Marui Group Co., Ltd.	1,935
113		Mazda Motor Corp.	2,209
317		Medipal Holdings Corp.	4,321
16		MEIJI Holdings Co., Ltd.	1,884
241		Minebea Co., Ltd.	3,695
259		Mitsubishi Corp.	5,584
620		Mitsubishi Electric Corp.	8,097
164		Mitsubishi Estate Co., Ltd.	3,860
714		Mitsubishi Heavy Industries Ltd.	3,956
7		Mitsubishi Motors Corp.	67
63		Mitsubishi Tanabe Pharma Corp.	1,065
2,691		Mitsubishi UFJ Financial Group, Inc.	19,116
534		Mitsui & Co., Ltd.	7,462
1,505		Mitsui Chemicals, Inc.	4,976
294		Mitsui Fudosan Co., Ltd.	8,715
149		Mitsui OSK Lines Ltd.	526
3,288		Mizuho Financial Group, Inc.	6,268
24		Murata Manufacturing Co., Ltd.	3,396
385		NEC Corp.	1,281
132		NGK Spark Plug Co., Ltd.	3,705
181		NH Foods Ltd.	3,955
16		Nintendo Co., Ltd.	2,703
429		Nippon Express Co., Ltd.	2,463
—	(h)	Nippon Prologis REIT, Inc.	325
2,496		Nippon Steel & Sumitomo Metal Corp.	6,493
114		Nippon Telegraph & Telephone Corp.	7,718
870		Nissan Motor Co., Ltd.	9,034

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — continued
31		Nitori Holdings Co., Ltd.	2,369
60		Nitto Denko Corp.	3,871
1,071		Nomura Holdings, Inc.	6,948
42		Nomura Real Estate Holdings, Inc.	850
13		Nomura Research Institute Ltd.	505
301		NSK Ltd.	4,701
135		NTT DOCOMO, Inc.	2,398
75		Omron Corp.	3,448
21		Oriental Land Co., Ltd.	1,435
258		ORIX Corp.	3,963
96		Otsuka Holdings Co., Ltd.	3,018
336		Panasonic Corp.	4,807
853		Resona Holdings, Inc.	4,548
96		Ricoh Co., Ltd.	992
23		Rinnai Corp.	1,753
9		Santen Pharmaceutical Co., Ltd.	112
129		Sanwa Holdings Corp.	970
23		Secom Co., Ltd.	1,637
134		Seiko Epson Corp.	2,335
331		Sekisui Chemical Co., Ltd.	4,414
85		Seven & I Holdings Co., Ltd.	3,671
338		Shimizu Corp.	2,431
113		Shin-Etsu Chemical Co., Ltd.	6,926
3		SMC Corp.	842
135		SoftBank Corp.	8,451
124		Sompo Japan Nipponkoa Holdings, Inc.	4,038
238		Sony Corp. (a)	7,195
135		Sumitomo Corp.	1,596
—	(h)	Sumitomo Forestry Co., Ltd.	1
281		Sumitomo Mitsui Financial Group, Inc.	12,287
53		Sumitomo Realty & Development Co., Ltd.	2,046
—	(h)	Sundrug Co., Ltd.	20
70		Suntory Beverage & Food Ltd.	2,960
87		Suzuken Co., Ltd.	2,726
32		Suzuki Motor Corp.	1,044
83		Sysmex Corp.	4,598
98		T&D Holdings, Inc.	1,408
17		Taisho Pharmaceutical Holdings Co., Ltd.	1,174
271		Takashimaya Co., Ltd.	2,529
62		Takeda Pharmaceutical Co., Ltd.	3,157
140		Terumo Corp.	3,588
184		Tokio Marine Holdings, Inc.	7,480
782		Tokyo Gas Co., Ltd.	4,513
71		Tokyu Corp.	472
496		Toshiba Corp.	1,987

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Japan — continued
553	Toyota Motor Corp.	38,473
239	Unicharm Corp.	6,011
1	United Urban Investment Corp.	1,019
391	Yamada Denki Co., Ltd.	1,598
190	Yamaha Motor Co., Ltd.	4,462
178	Yamato Holdings Co., Ltd.	3,977

		546,004

	Luxembourg — 0.1%
751	ArcelorMittal	7,995

	Netherlands — 1.5%
72	ASML Holding N.V.	7,781
112	Heineken Holding N.V.	7,803
907	ING Groep N.V., CVA (a)	13,921
1,043	Koninklijke KPN N.V.	3,868
198	NN Group N.V. (a)	5,760
36	NXP Semiconductors N.V. (a)	3,467
1,133	Royal Dutch Shell plc, Class A	35,733
515	Royal Dutch Shell plc, Class B	16,490

		94,823

	New Zealand — 0.0% (g)
135	Contact Energy Ltd.	584
357	Meridian Energy Ltd.	685
72	Ryman Healthcare Ltd.	445
576	Spark New Zealand Ltd.	1,304

		3,018

	Norway — 0.3%
623	DNB ASA	11,069
330	Telenor ASA	7,461

		18,530

	Singapore — 0.8%
198	Avago Technologies Ltd.	23,190
847	CapitaCommercial Trust	1,083
339	DBS Group Holdings Ltd.	5,380
695	Global Logistic Properties Ltd.	1,441
1,563	Hutchison Port Holdings Trust, Class U	1,053
364	Keppel Corp., Ltd.	2,389
569	Oversea-Chinese Banking Corp., Ltd.	4,579
1,409	Singapore Telecommunications Ltd.	4,707
230	United Overseas Bank Ltd.	4,251
527	Wilmar International Ltd.	1,295

		49,368

SHARES	SECURITY DESCRIPTION	VALUE($)

	Spain — 1.3%
99	Amadeus IT Holding S.A., Class A	4,513
598	Banco Bilbao Vizcaya Argentaria S.A.	6,009
2,299	Banco Santander S.A.	17,384
3,235	Bankia S.A. (a)	4,518
1,647	Distribuidora Internacional de Alimentacion S.A.	13,189
1,430	Iberdrola S.A.	9,568
145	Inditex S.A.	4,659
513	Repsol S.A.	10,580
1,106	Telefonica S.A.	16,830

		87,250

	Sweden — 0.6%
184	Assa Abloy AB, Class B	10,684
284	Electrolux AB, Series B	8,492
245	Nordea Bank AB	3,114
277	Swedbank AB, Class A	6,437
428	Tele2 AB, Class B	5,709
314	Telefonaktiebolaget LM Ericsson, Class B	3,433

		37,869

	Switzerland — 4.1%
264	ABB Ltd. (a)	5,783
220	ACE Ltd.	23,505
190	Cie Financiere Richemont S.A.	16,964
277	Credit Suisse Group AG (a)	7,336
1,066	Glencore plc	5,064
92	Holcim Ltd. (a)	7,364
711	Nestle S.A.	55,179
406	Novartis AG	41,435
171	Roche Holding AG	49,000
117	Swiss Re AG (a)	10,404
6	Syngenta AG	1,990
169	TE Connectivity Ltd.	11,230
941	UBS Group AG (a)	18,789
217	Wolseley plc	12,850
1	Zurich Insurance Group AG (a)	245

		267,138

	United Kingdom — 7.3%
1,697	3i Group plc	13,147
82	Anglo American plc	1,393
233	ARM Holdings plc	3,965
196	Associated British Foods plc	8,538
275	AstraZeneca plc	18,841
1,113	Aviva plc	8,956
1,208	BAE Systems plc	9,357
5,066	Barclays plc	19,820

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United Kingdom — continued
885	BG Group plc	16,035
3,107	BP plc	22,406
552	British American Tobacco plc	30,333
834	BT Group plc	5,814
94	Bunzl plc	2,638
1,588	Cobham plc	7,202
284	Compass Group plc	5,029
100	Diageo plc	2,774
1,074	Dixons Carphone plc	6,973
816	GlaxoSmithKline plc	18,846
211	Hammerson plc	2,163
3,561	HSBC Holdings plc	35,571
237	Imperial Tobacco Group plc	11,585
189	Indivior plc (a)	579
2,236	ITV plc	8,681
28	Liberty Global plc, Class A (a)	1,445
79	Liberty Global plc, Series C (a)	3,971
7,715	Lloyds Banking Group plc	9,136
285	Marks & Spencer Group plc	2,410
688	National Grid plc	9,259
95	Next plc	10,694
104	Pearson plc	2,104
1	Pentair plc	68
435	Persimmon plc (a)	11,299
859	Prudential plc	21,385
67	Randgold Resources Ltd.	5,088
234	Reckitt Benckiser Group plc	20,814
81	Rio Tinto Ltd.	3,666
240	Rio Tinto plc	10,761
350	SABMiller plc	18,534
510	Smith & Nephew plc	8,683
390	SSE plc	9,236
291	Standard Chartered plc	4,767
745	Tesco plc	2,512
368	Unilever N.V., CVA	16,044
6,769	Vodafone Group plc	23,848
126	Whitbread plc	10,092
31	Willis Group Holdings plc	1,510
318	WPP plc	7,410

		475,382

	United States — 53.3%
11	3M Co.	1,691
572	Abbott Laboratories	26,552
94	AbbVie, Inc.	6,059
69	Actavis plc (a)	19,447

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — continued
286		Adobe Systems, Inc. (a)	21,733
163		Aetna, Inc.	17,413
94		AGL Resources, Inc.	4,727
686		Alcoa, Inc.	9,213
77		Alexion Pharmaceuticals, Inc. (a)	13,014
35		Alliance Data Systems Corp. (a)	10,447
13		Altria Group, Inc.	638
73		Amazon.com, Inc. (a)	30,678
381		American International Group, Inc.	21,440
95		American Tower Corp.	8,951
71		Amgen, Inc.	11,237
69		Amphenol Corp., Class A	3,793
162		Anadarko Petroleum Corp.	15,256
1,168		Apple, Inc.	146,115
416		Applied Materials, Inc.	8,223
238		Archer-Daniels-Midland Co.	11,636
18		Arrow Electronics, Inc. (a)	1,059
418		AT&T, Inc.	14,477
25		AutoZone, Inc. (a)	17,012
71		AvalonBay Communities, Inc.	11,586
24		Avnet, Inc.	1,016
74		Axiall Corp.	3,010
211		Baker Hughes, Inc.	14,440
2,780		Bank of America Corp.	44,289
83		Bank of New York Mellon Corp. (The)	3,512
394		BB&T Corp.	15,077
74		Becton, Dickinson and Co.	10,413
209		Berkshire Hathaway, Inc., Class B (a)	29,541
166		Best Buy Co., Inc.	5,766
83		Biogen, Inc. (a)	31,090
30		BlackRock, Inc.	10,951
77		Boston Properties, Inc.	10,127
1,137		Boston Scientific Corp. (a)	20,259
503		Bristol-Myers Squibb Co.	32,085
211		Brixmor Property Group, Inc.	4,955
429		Broadcom Corp., Class A	18,946
147		Capital One Financial Corp.	11,853
—	(h)	Catamaran Corp. (a)	1
45		Caterpillar, Inc.	3,890
227		CBS Corp. (Non-Voting), Class B	14,107
255		Celgene Corp. (a)	27,559
373		CenterPoint Energy, Inc.	7,813
39		CenturyLink, Inc.	1,395
109		Cerner Corp. (a)	7,845
504		Charles Schwab Corp. (The)	15,362
69		Charter Communications, Inc., Class A (a)	12,902

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United States — continued
55	Cheniere Energy, Inc. (a)	4,214
367	Chevron Corp.	40,730
28	Cigna Corp.	3,545
18	Cintas Corp.	1,417
786	Cisco Systems, Inc.	22,661
848	Citigroup, Inc.	45,200
28	Citrix Systems, Inc. (a)	1,873
316	CMS Energy Corp.	10,728
511	Coca-Cola Co. (The)	20,744
114	Coca-Cola Enterprises, Inc.	5,074
313	Cognizant Technology Solutions Corp., Class A (a)	18,344
115	Colgate-Palmolive Co.	7,726
78	Comcast Corp., Class A	4,521
563	Comcast Corp., Class A	32,518
33	Concho Resources, Inc. (a)	4,213
66	ConocoPhillips	4,480
43	CONSOL Energy, Inc.	1,404
158	Constellation Brands, Inc., Class A (a)	18,261
15	Continental Resources, Inc. (a)	787
249	Corning, Inc.	5,221
154	Costco Wholesale Corp.	21,975
234	Crown Holdings, Inc. (a)	12,699
447	CSX Corp.	16,123
26	Cullen/Frost Bankers, Inc.	1,875
101	Cummins, Inc.	13,916
205	CVS Health Corp.	20,335
189	Delta Air Lines, Inc.	8,435
27	DENTSPLY International, Inc.	1,385
46	Devon Energy Corp.	3,166
37	DIRECTV (a)	3,373
194	DISH Network Corp., Class A (a)	13,099
165	Dollar General Corp.	12,006
21	Dollar Tree, Inc. (a)	1,630
179	Douglas Emmett, Inc.	5,096
399	Dow Chemical Co. (The)	20,333
90	Dr. Pepper Snapple Group, Inc.	6,730
8	Dun & Bradstreet Corp. (The)	991
126	Dunkin’ Brands Group, Inc.	6,559
321	E.I. du Pont de Nemours & Co.	23,504
343	Eaton Corp. plc	23,591
20	eBay, Inc. (a)	1,147
240	Edison International	14,618
186	Eli Lilly & Co.	13,390
213	EMC Corp.	5,730
11	Emerson Electric Co.	650

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
195	EOG Resources, Inc.	19,304
96	EQT Corp.	8,615
13	Essex Property Trust, Inc.	2,841
95	Estee Lauder Cos., Inc. (The), Class A	7,696
453	Exelon Corp.	15,402
79	Extra Space Storage, Inc.	5,214
675	Exxon Mobil Corp.	58,942
12	F5 Networks, Inc. (a)	1,487
548	Facebook, Inc., Class A (a)	43,203
49	FedEx Corp.	8,255
202	Fidelity National Information Services, Inc.	12,606
27	Flowserve Corp.	1,587
262	Fluor Corp.	15,730
27	Foot Locker, Inc.	1,615
54	General Dynamics Corp.	7,381
1,207	General Electric Co.	32,681
99	General Growth Properties, Inc.	2,718
498	General Motors Co.	17,476
186	Gilead Sciences, Inc. (a)	18,690
98	Goldman Sachs Group, Inc. (The)	19,229
59	Google, Inc., Class A (a)	32,327
69	Google, Inc., Class C (a)	36,832
42	H&R Block, Inc.	1,257
208	Halliburton Co.	10,193
73	Harman International Industries, Inc.	9,467
275	Hartford Financial Services Group, Inc. (The)	11,225
121	Hershey Co. (The)	11,160
421	Hewlett-Packard Co.	13,890
78	Highwoods Properties, Inc.	3,351
35	HollyFrontier Corp.	1,354
35	Hologic, Inc. (a)	1,197
337	Home Depot, Inc. (The)	36,074
309	Honeywell International, Inc.	31,183
8	Host Hotels & Resorts, Inc.	160
127	Humana, Inc.	21,061
13	Illumina, Inc.	2,347
143	Ingersoll-Rand plc	9,398
401	Intel Corp.	13,039
58	Intercontinental Exchange, Inc.	13,102
75	International Business Machines Corp.	12,892
348	Invesco Ltd.	14,433
11	Jack Henry & Associates, Inc.	738
558	Johnson & Johnson	55,307
252	Johnson Controls, Inc.	12,711
22	Keurig Green Mountain, Inc.	2,546
411	KeyCorp	5,943

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United States — continued
99	Kilroy Realty Corp.	7,063
136	Kimberly-Clark Corp.	14,880
133	Kinder Morgan, Inc.	5,713
113	KLA-Tencor Corp.	6,638
104	L-3 Communications Holdings, Inc.	11,921
241	Lam Research Corp.	18,247
137	Liberty Property Trust	4,767
42	Lincoln National Corp.	2,381
43	Loews Corp.	1,800
418	Lowe’s Cos., Inc.	28,749
94	Macy’s, Inc.	6,102
19	Mallinckrodt plc (a)	2,196
14	ManpowerGroup, Inc.	1,182
416	Marathon Oil Corp.	12,922
83	Marathon Petroleum Corp.	8,147
27	Marriott International, Inc., Class A	2,130
149	Marsh & McLennan Cos., Inc.	8,377
55	Martin Marietta Materials, Inc.	7,879
283	Masco Corp.	7,497
50	MasterCard, Inc., Class A	4,552
31	McDonald’s Corp.	3,032
17	McGraw Hill Financial, Inc.	1,792
121	McKesson Corp.	27,123
550	Merck & Co., Inc.	32,747
447	MetLife, Inc.	22,924
137	Micron Technology, Inc. (a)	3,846
1,705	Microsoft Corp.	82,911
86	Mid-America Apartment Communities, Inc.	6,442
126	Molson Coors Brewing Co., Class B	9,274
738	Mondelez International, Inc., Class A	28,335
57	Monsanto Co.	6,456
18	Moody’s Corp.	1,967
741	Morgan Stanley	27,632
350	Mosaic Co. (The)	15,414
75	Mylan N.V. (a)	5,388
36	Newell Rubbermaid, Inc.	1,373
215	NextEra Energy, Inc.	21,724
273	NiSource, Inc.	11,859
15	Norfolk Southern Corp.	1,509
276	Occidental Petroleum Corp.	22,134
726	Oracle Corp.	31,671
295	PACCAR, Inc.	19,289
86	Pall Corp.	8,358
104	Parker-Hannifin Corp.	12,403
367	PepsiCo, Inc.	34,890
1,427	Pfizer, Inc.	48,418

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
226	PG&E Corp.	11,963
372	Philip Morris International, Inc.	31,029
76	Phillips 66	6,044
86	Pinnacle West Capital Corp.	5,260
38	Pioneer Natural Resources Co.	6,510
63	PNC Financial Services Group, Inc. (The)	5,769
9	Precision Castparts Corp.	1,922
12	Priceline Group, Inc. (The) (a)	14,557
596	Procter & Gamble Co. (The)	47,407
280	Prologis, Inc.	11,259
78	Prudential Financial, Inc.	6,388
103	Public Service Enterprise Group, Inc.	4,271
423	PulteGroup, Inc.	8,166
11	PVH Corp.	1,123
234	QUALCOMM, Inc.	15,879
21	Quest Diagnostics, Inc.	1,465
187	Questar Corp.	4,375
11	Quintiles Transnational Holdings, Inc. (a)	731
59	Ralph Lauren Corp.	7,898
27	Regency Centers Corp.	1,670
24	Robert Half International, Inc.	1,321
23	Rock-Tenn Co., Class A	1,447
148	Royal Caribbean Cruises Ltd.	10,050
13	SanDisk Corp.	879
304	Schlumberger Ltd.	28,762
68	Sempra Energy	7,171
31	Sherwin-Williams Co. (The)	8,510
62	Simon Property Group, Inc.	11,169
466	Sirius XM Holdings, Inc. (a)	1,840
17	SL Green Realty Corp.	2,080
16	Snap-on, Inc.	2,320
40	Southwestern Energy Co. (a)	1,118
79	SPX Corp.	6,082
30	Stanley Black & Decker, Inc.	2,915
546	Starbucks Corp.	27,058
179	State Street Corp.	13,808
189	Stryker Corp.	17,441
135	SunTrust Banks, Inc.	5,583
32	SVB Financial Group (a)	4,287
57	Symantec Corp.	1,409
32	Synopsys, Inc. (a)	1,507
107	Target Corp.	8,406
101	TD Ameritrade Holding Corp.	3,648
188	Texas Instruments, Inc.	10,169
100	Thermo Fisher Scientific, Inc.	12,613
77	Thomson Reuters Corp.	3,184

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
		United States — continued
22		Tiffany & Co.	1,897
51		Time Warner Cable, Inc.	7,963
318		Time Warner, Inc.	26,820
329		TJX Cos., Inc. (The)	21,261
47		T-Mobile USA, Inc. (a)	1,603
163		Toll Brothers, Inc. (a)	5,792
662		Twenty-First Century Fox, Inc., Class A	22,551
80		Twenty-First Century Fox, Inc., Class B	2,681
82		Tyco International plc	3,245
161		U.S. Bancorp	6,922
325		Union Pacific Corp.	34,575
151		United Continental Holdings, Inc. (a)	9,025
15		United Rentals, Inc. (a)	1,445
277		United States Steel Corp.	6,648
309		United Technologies Corp.	35,161
279		UnitedHealth Group, Inc.	31,072
207		V.F. Corp.	14,973
59		Valeant Pharmaceuticals International, Inc. (a)	12,822
145		Valero Energy Corp.	8,223
23		VeriSign, Inc. (a)	1,478
—	(h)	Veritiv Corp. (a)	—	(h)
905		Verizon Communications, Inc.	45,652
79		Vertex Pharmaceuticals, Inc. (a)	9,782
531		Visa, Inc., Class A	35,086
85		Walgreens Boots Alliance, Inc.	7,030
145		Wal-Mart Stores, Inc.	11,305
266		Walt Disney Co. (The)	28,954
33		Waste Management, Inc.	1,647
1,209		Wells Fargo & Co.	66,639
10		Western Digital Corp.	975
67		Western Union Co. (The)	1,362
7		Whirlpool Corp.	1,168
265		Xcel Energy, Inc.	9,002
204		Xerox Corp.	2,342

			3,478,095

		Total Common Stocks (Cost $5,677,205)	6,253,161

Preferred Stocks — 0.4%
		Germany — 0.4%
162		Henkel AG & Co. KGaA	18,786
33		Volkswagen AG	8,400

		Total Preferred Stocks (Cost $24,537)	27,186

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 3.5%
	Investment Company — 3.5%
225,787	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $225,787)	225,787

	Total Investments — 99.7% (Cost $5,927,529)	6,506,134
	Other Assets in Excess of Liabilities — 0.3% (c)	22,439

	NET ASSETS — 100.0%	$6,528,573

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.3%
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	6.5
Insurance	4.0
Media	3.3
Technology Hardware, Storage & Peripherals	2.8
Software	2.5
Capital Markets	2.5
Chemicals	2.4
Diversified Telecommunication Services	2.3
Food Products	2.3
Automobiles	2.3
Beverages	2.2
IT Services	2.2
Specialty Retail	2.1
Aerospace & Defense	2.1
Real Estate Investment Trusts (REITs)	1.9
Machinery	1.9
Semiconductors & Semiconductor Equipment	1.8
Biotechnology	1.8
Household Products	1.8
Internet Software & Services	1.8
Road & Rail	1.7
Health Care Providers & Services	1.7
Food & Staples Retailing	1.7
Electric Utilities	1.7
Metals & Mining	1.6
Health Care Equipment & Supplies	1.6
Multi-Utilities	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

INDUSTRY	PERCENTAGE
Tobacco	1.3%
Hotels, Restaurants & Leisure	1.2
Household Durables	1.0
Others (each less than 1.0%)	14.3
Short-Term Investment	3.5

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
146	TOPIX Index	06/11/15	$19,424	$(27)
481	Dow Jones Euro STOXX 50 Index	06/19/15	19,271	(947)
1,377	E-mini S&P 500	06/19/15	143,132	1,424

				$450

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.0%
		Australia — 0.9%
4		QBE Insurance Group Ltd.	44

		Brazil — 0.5%
2		Itau Unibanco Holding S.A. (Preference Shares), ADR	26

		Canada — 2.5%
2		MEG Energy Corp. (a)	44
2		Toronto-Dominion Bank (The)	79

			123

		China — 7.1%
1		Baidu, Inc., ADR (a)	138
44		China Lesso Group Holdings Ltd.	32
110		Industrial & Commercial Bank of China Ltd., Class H	95
26		KWG Property Holding Ltd.	26
4		Phoenix New Media Ltd., ADR (a)	32
1		SINA Corp. (a)	29

			352

		Finland — 0.6%
5		Outokumpu OYJ (a)	29

		France — 7.1%
1		Airbus Group N.V.	42
4		AXA S.A.	106
2		IPSOS	56
1		Sanofi	118
—	(h)	Sopra Steria Group	31

			353

		Germany — 1.6%
1		SAP SE, ADR	79

		Hong Kong — 1.2%
14		Sands China Ltd.	57

		India — 0.8%
3		ICICI Bank Ltd., ADR	37

		Ireland — 0.9%
—	(h)	Shire plc, ADR	46

		Israel — 2.0%
2		Teva Pharmaceutical Industries Ltd., ADR	98

		Japan — 1.8%
2		Sumitomo Mitsui Financial Group, Inc.	92

		Luxembourg — 0.7%
2		Globant S.A. (a)	34

		Netherlands — 1.2%
1		NXP Semiconductors N.V. (a)	58

SHARES		SECURITY DESCRIPTION	VALUE($)

		South Korea — 2.3%
—	(h)	Hyundai Motor Co.	50
—	(h)	Samsung Electronics Co., Ltd.	66

			116

		Spain — 2.1%
3		Grifols S.A., ADR	106

		Switzerland — 5.4%
1		ACE Ltd.	58
1		Novartis AG	115
—	(h)	Roche Holding AG	51
2		UBS Group AG (a)	44

			268

		United Kingdom — 8.0%
34		Barclays plc	132
7		BG Group plc	134
2		Standard Chartered plc	39
25		Vodafone Group plc	89

			394

		United States — 48.3%
1		Albemarle Corp.	37
—	(h)	Amazon.com, Inc. (a)	78
1		American Express Co.	49
1		Anadarko Petroleum Corp.	49
1		Apple, Inc. (m)	73
6		Bank of America Corp.	98
4		Boston Scientific Corp. (a)	79
1		Cabot Oil & Gas Corp.	39
3		Citigroup, Inc.	158
1		Comcast Corp., Class A	75
3		Fairchild Semiconductor International, Inc. (a)	54
2		Fluor Corp. (m)	113
—	(h)	Google, Inc., Class A (a)	69
—	(h)	Google, Inc., Class C (a)	153
1		Hartford Financial Services Group, Inc. (The)	46
—	(h)	Humana, Inc. (m)	57
1		Johnson & Johnson (m)	136
1		Lam Research Corp.	78
1		Las Vegas Sands Corp.	54
2		MetLife, Inc.	118
2		Microsoft Corp.	90
2		Mosaic Co. (The)	73
2		Owens Corning	78
3		Pfizer, Inc.	89
1		QUALCOMM, Inc.	84
3		Teradyne, Inc.	49

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United States — continued
4	Time, Inc.	101
4	Twenty-First Century Fox, Inc., Class A	139
1	United Continental Holdings, Inc. (a)	72

		2,388

	Total Common Stocks (Cost $4,056)	4,700

Short-Term Investment — 3.3%
	Investment Company — 3.3%
162	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $162)	162

	Total Investments — 98.3% (Cost $4,218)	4,862
	Other Assets in Excess of Liabilities — 1.7%	85

	NET ASSETS — 100.0%	$4,947

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.6%
Pharmaceuticals	13.4
Internet Software & Services	8.6
Insurance	7.7
Media	7.6
Oil, Gas & Consumable Fuels	5.5
Semiconductors & Semiconductor Equipment	4.9
Software	4.2
Technology Hardware, Storage & Peripherals	2.8
Construction & Engineering	2.3
Hotels, Restaurants & Leisure	2.3
Building Products	2.3
Chemicals	2.3
Biotechnology	2.2
Wireless Telecommunication Services	1.8
Communications Equipment	1.7
Health Care Equipment & Supplies	1.6
Internet & Catalog Retail	1.6
Airlines	1.5
Health Care Providers & Services	1.2
Automobiles	1.0
Consumer Finance	1.0
Others (each less than 1.0%)	3.6
Short-Term Investment	3.3

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.8%
	Australia — 1.6%
1,155	BHP Billiton Ltd.	29,504
639	BHP Billiton plc	15,347

		44,851

	Belgium — 1.5%
354	Anheuser-Busch InBev N.V.	43,086

	China — 3.0%
15,252	China Construction Bank Corp., Class H	14,806
14,783	CNOOC Ltd.	25,208
17,435	Industrial & Commercial Bank of China Ltd., Class H	15,124
1,369	Ping An Insurance Group Co. of China Ltd., Class H	19,571
4,736	Wynn Macau Ltd.	9,587

		84,296

	Denmark — 0.8%
384	Novo Nordisk A/S, Class B	21,573

	France — 11.6%
510	Accor S.A.	27,973
1,341	AXA S.A.	33,904
533	BNP Paribas S.A.	33,662
171	Essilor International S.A.	20,826
8	Hermes International	3,150
198	Imerys S.A.	15,090
64	Kering	11,890
306	Lafarge S.A.	22,315
174	LVMH Moet Hennessy Louis Vuitton SE	30,463
177	Pernod Ricard S.A.	22,030
494	Sanofi	50,333
394	Schneider Electric SE	29,428
358	Technip S.A.	24,407

		325,471

	Germany — 6.2%
256	Allianz SE	43,635
271	Bayer AG (a)	39,003
330	Fresenius Medical Care AG & Co. KGaA	27,712
71	Linde AG	13,951
652	SAP SE	49,301

		173,602

	Hong Kong — 4.4%
6,372	China Overseas Land & Investment Ltd.	26,542
2,532	CK Hutchison Holdings Ltd.	54,914
6,606	Hang Lung Properties Ltd.	22,332
4,660	Sands China Ltd.	18,994

		122,782

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — 0.8%
386	HDFC Bank Ltd., ADR	21,963

	Indonesia — 0.4%
23,843	Astra International Tbk PT	12,547

	Israel — 1.0%
457	Teva Pharmaceutical Industries Ltd., ADR	27,586

	Japan — 19.4%
1,902	Astellas Pharma, Inc.	29,620
347	Daikin Industries Ltd.	23,343
255	East Japan Railway Co.	22,521
133	FANUC Corp.	29,233
1,287	Honda Motor Co., Ltd.	43,154
1,145	Inpex Corp.	14,364
1,515	Japan Tobacco, Inc.	52,888
583	KDDI Corp.	13,793
1,346	Komatsu Ltd.	27,070
2,267	Kubota Corp.	35,481
471	Makita Corp.	23,495
714	Mitsui Fudosan Co., Ltd.	21,166
257	Nidec Corp.	19,195
323	Nitto Denko Corp.	20,725
260	Shin-Etsu Chemical Co., Ltd.	15,918
113	SMC Corp.	34,113
1,316	Sumitomo Mitsui Financial Group, Inc.	57,476
869	Toyota Motor Corp.	60,476

		544,031

	Netherlands — 4.9%
536	Akzo Nobel N.V.	41,046
258	ASML Holding N.V.	27,791
2,963	ING Groep N.V., CVA (a)	45,450
774	Royal Dutch Shell plc, Class A	24,548

		138,835

	South Africa — 0.8%
144	Naspers Ltd., Class N	22,618

	South Korea — 1.9%
57	Hyundai Mobis Co., Ltd.	12,500
63	Samsung Electronics Co., Ltd., Reg. S, GDR	41,492

		53,992

	Switzerland — 14.8%
1,110	ABB Ltd. (a)	24,332
319	Cie Financiere Richemont S.A.	28,460
1,376	Credit Suisse Group AG (a)	36,415
6,679	Glencore plc (a)	31,728
245	Holcim Ltd. (a)	19,643

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Switzerland — continued
693	Nestle S.A.	53,731
679	Novartis AG	69,282
211	Roche Holding AG	60,312
2,445	UBS Group AG (a)	48,835
137	Zurich Insurance Group AG (a)	42,333

		415,071

	Taiwan — 0.9%
1,068	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	26,101

	United Kingdom — 21.8%
537	Aggreko plc	13,535
1,842	ARM Holdings plc	31,302
10,631	Barclays plc	41,592
3,994	BG Group plc	72,337
632	British American Tobacco plc	34,729
1,051	Burberry Group plc	28,013
2,804	Centrica plc	10,950
6,493	HSBC Holdings plc	64,627
620	Imperial Tobacco Group plc	30,255
2,712	Meggitt plc	21,919
2,115	Prudential plc	52,658
362	Rio Tinto Ltd.	16,331
436	Rio Tinto plc	19,514
2,339	Standard Chartered plc	38,300
796	Tullow Oil plc	5,051
578	Unilever plc	25,322
17,847	Vodafone Group plc	62,880
1,912	WPP plc	44,590

		613,905

	Total Common Stocks (Cost $2,248,475)	2,692,310

Preferred Stocks — 2.6%
	Germany — 2.6%
226	Henkel AG & Co. KGaA	26,278
177	Volkswagen AG	45,667

	Total Preferred Stocks (Cost $51,659)	71,945

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 1.7%
	Investment Company — 1.7%
47,731	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $47,731)	47,731

	Total Investments — 100.1% (Cost $2,347,865)	2,811,986
	Liabilities in Excess of Other Assets — (0.1)%	(2,284)

	NET ASSETS — 100.0%	$2,809,702

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.8%
Pharmaceuticals	10.6
Insurance	6.8
Automobiles	5.8
Machinery	5.3
Oil, Gas & Consumable Fuels	5.0
Real Estate Management & Development	4.4
Tobacco	4.2
Metals & Mining	4.0
Textiles, Apparel & Luxury Goods	3.6
Chemicals	3.3
Capital Markets	3.0
Semiconductors & Semiconductor Equipment	3.0
Food Products	2.8
Wireless Telecommunication Services	2.7
Electrical Equipment	2.6
Media	2.4
Beverages	2.3
Construction Materials	2.0
Hotels, Restaurants & Leisure	2.0
Software	1.8
Technology Hardware, Storage & Peripherals	1.5
Health Care Providers & Services	1.0
Others (each less than 1.0%)	6.4
Short-Term Investment	1.7

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
505,316	JPY	Citibank, N.A.	05/07/15	$4,252	$4,232	$(20)

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.1%
	Australia — 5.7%
69	BHP Billiton plc	1,655
283	Goodman Group (m)	1,390
156	Transurban Group	1,220
182	Westfield Corp. (m)	1,350

		5,615

	China — 1.8%
2,025	Industrial & Commercial Bank of China Ltd., Class H	1,757

	Finland — 2.3%
197	Nokia OYJ	1,332
53	UPM-Kymmene OYJ	958

		2,290

	France — 5.6%
36	Accor S.A.	1,950
54	Groupe Eurotunnel SE	869
33	Klepierre (m)	1,591
18	Thales S.A.	1,111

		5,521

	Germany — 7.3%
6	Allianz SE	1,005
8	Bayer AG (a)	1,182
5	Continental AG (a)	1,224
15	Deutsche Boerse AG	1,244
31	Deutsche Wohnen AG	824
91	TUI AG	1,695

		7,174

	Hong Kong — 1.7%
113	Hutchison Whampoa Ltd.	1,665

	Ireland — 0.8%
10	Shire plc	812

	Israel — 3.3%
911	Bezeq The Israeli Telecommunication Corp., Ltd.	1,725
25	Teva Pharmaceutical Industries Ltd., ADR	1,502

		3,227

	Italy — 1.1%
154	UniCredit S.p.A.	1,105

	Japan — 20.2%
44	Canon, Inc.	1,551
54	Daiwa House Industry Co., Ltd.	1,194
274	Hitachi Ltd.	1,870
53	Japan Airlines Co., Ltd.	1,751

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
89	Japan Tobacco, Inc.	3,122
355	Mitsubishi UFJ Financial Group, Inc.	2,522
32	Nippon Telegraph & Telephone Corp.	2,174
42	Seven & I Holdings Co., Ltd.	1,805
39	Sony Corp. (a)	1,164
40	Toyota Motor Corp.	2,784

		19,937

	Netherlands — 5.5%
11	ASML Holding N.V.	1,140
125	ING Groep N.V., CVA (a)	1,922
39	NN Group N.V. (a)	1,130
40	Royal Dutch Shell plc, Class A	1,272

		5,464

	Norway — 2.9%
161	DNB ASA	2,867

	Russia — 0.8%
44	MMC Norilsk Nickel OJSC, ADR	832

	South Africa — 1.1%
56	MTN Group Ltd.	1,133

	South Korea — 1.1%
1	Samsung Electronics Co., Ltd.	1,120

	Spain — 2.6%
37	Ferrovial S.A.	833
117	Telefonica S.A.	1,778

		2,611

	Sweden — 1.7%
30	Electrolux AB, Series B	908
35	Swedbank AB, Class A	809

		1,717

	Switzerland — 6.5%
30	Credit Suisse Group AG (a)	791
9	Novartis AG	962
5	Roche Holding AG	1,543
17	Swiss Re AG (a)	1,488
28	Wolseley plc	1,636

		6,420

	Taiwan — 2.0%
137	Siliconware Precision Industries Co., Ltd., ADR	1,107
36	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	871

		1,978

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	United Kingdom — 22.1%
169	3i Group plc	1,311
119	Aberdeen Asset Management plc	865
49	ARM Holdings plc	838
18	AstraZeneca plc	1,214
135	Aviva plc	1,084
208	BAE Systems plc (m)	1,613
330	Centrica plc	1,289
55	Compass Group plc	972
157	Direct Line Insurance Group plc	765
52	GlaxoSmithKline plc	1,206
104	Hammerson plc (m)	1,065
21	InterContinental Hotels Group plc	886
196	Legal & General Group plc	778
271	Man Group plc	798
82	Meggitt plc	664
42	Persimmon plc (a)	1,086
48	Smith & Nephew plc	811
174	SSP Group plc (a)	796
99	UBM plc	852
373	Vodafone Group plc	1,316
71	WPP plc	1,656

		21,865

	Total Common Stocks (Cost $89,474)	95,110

Short-Term Investment — 2.9%
	Investment Company — 2.9%
2,843	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $2,843)	2,843

	Total Investments — 99.0% (Cost $92,317)	97,953
	Other Assets in Excess of Liabilities — 1.0%	972

	NET ASSETS — 100.0%	$98,925

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.2%
Pharmaceuticals	8.6
Hotels, Restaurants & Leisure	6.4
Insurance	6.4
Diversified Telecommunication Services	5.8
Real Estate Investment Trusts (REITs)	5.5
Semiconductors & Semiconductor Equipment	4.0
Capital Markets	3.8
Aerospace & Defense	3.5
Household Durables	3.2
Tobacco	3.2
Automobiles	2.8
Technology Hardware, Storage & Peripherals	2.7
Media	2.6
Metals & Mining	2.5
Wireless Telecommunication Services	2.5
Transportation Infrastructure	2.1
Real Estate Management & Development	2.1
Electronic Equipment, Instruments & Components	1.9
Food & Staples Retailing	1.8
Airlines	1.8
Industrial Conglomerates	1.7
Trading Companies & Distributors	1.7
Communications Equipment	1.4
Multi-Utilities	1.3
Oil, Gas & Consumable Fuels	1.3
Diversified Financial Services	1.3
Auto Components	1.3
Paper & Forest Products	1.0
Others (each less than 1.0%)	1.7
Short-Term Investment	2.9

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 94.9%
	Australia — 4.0%
1,141	Australia & New Zealand Banking Group Ltd.	30,535
3,780	Goodman Group	18,548
1,982	Oil Search Ltd.	12,580
2,168	Westfield Corp.	16,117

		77,780

	China — 1.4%
2,816	ENN Energy Holdings Ltd.	20,268
7,501	Sun Art Retail Group Ltd.	7,732

		28,000

	Denmark — 0.3%
48	Chr Hansen Holding A/S	2,336
136	Danske Bank A/S	3,862

		6,198

	Finland — 1.1%
756	Stora Enso OYJ, Class R	7,955
689	UPM-Kymmene OYJ	12,469

		20,424

	France — 8.4%
232	Air Liquide S.A.	30,323
349	Airbus Group N.V.	24,169
882	AXA S.A.	22,312
212	Publicis Groupe S.A.	17,776
222	Renault S.A.	23,349
350	Suez Environnement Co.	7,133
175	Thales S.A.	10,651
178	Valeo S.A.	28,564

		164,277

	Germany — 6.5%
271	Bayer AG (a)	39,077
53	Continental AG (a)	12,387
374	Daimler AG	35,973
697	E.ON SE	10,848
390	SAP SE	29,471

		127,756

	Hong Kong — 3.1%
5,606	China Overseas Land & Investment Ltd.	23,351
1,688	Hutchison Whampoa Ltd.	24,872
3,052	Sands China Ltd.	12,441

		60,664

	Ireland — 1.2%
286	Shire plc	23,260

	Italy — 1.8%
3,907	Enel S.p.A.	18,519

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
4,738	Intesa Sanpaolo S.p.A.	15,917

		34,436

	Japan — 23.0%
403	Daikin Industries Ltd.	27,136
1,174	Daiwa House Industry Co., Ltd.	26,214
684	Dentsu, Inc.	31,894
946	DMG Mori Seiki Co., Ltd.	15,427
2,783	Hitachi Ltd.	18,988
640	Japan Airlines Co., Ltd.	21,349
195	Japan Tobacco, Inc.	6,810
3,094	Kajima Corp.	14,780
46	Keyence Corp.	24,557
1,054	Mazda Motor Corp.	20,666
6,321	Mitsubishi UFJ Financial Group, Inc.	44,904
864	Mitsui Fudosan Co., Ltd.	25,613
2,668	Mitsui OSK Lines Ltd.	9,420
550	NH Foods Ltd.	12,017
5,457	Nippon Steel & Sumitomo Metal Corp.	14,195
230	Nippon Telegraph & Telephone Corp.	15,544
1,774	ORIX Corp.	27,280
527	Seven & I Holdings Co., Ltd.	22,648
121	SoftBank Corp.	7,570
566	Sompo Japan Nipponkoa Holdings, Inc.	18,481
464	Sumitomo Mitsui Financial Group, Inc.	20,278
161	Suntory Beverage & Food Ltd.	6,843
805	Yamato Holdings Co., Ltd.	18,010

		450,624

	Netherlands — 4.4%
240	ASML Holding N.V.	25,806
2,013	ING Groep N.V., CVA (a)	30,881
936	Royal Dutch Shell plc, Class A	29,673

		86,360

	Norway — 1.5%
1,937	Norsk Hydro ASA	9,173
981	Statoil ASA	20,793

		29,966

	South Korea — 1.0%
15	Samsung Electronics Co., Ltd.	19,528

	Spain — 0.6%
1,546	Distribuidora Internacional de Alimentacion S.A.	12,379

	Sweden — 1.1%
712	Electrolux AB, Series B	21,315

	Switzerland — 13.4%
116	Cie Financiere Richemont S.A.	10,364

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
753	Nestle S.A.	58,442
602	Novartis AG	61,434
194	Roche Holding AG	55,657
201	Swiss Re AG	17,852
1,561	UBS Group AG (a)	31,177
453	Wolseley plc	26,764

		261,690

	United Kingdom — 22.1%
932	ARM Holdings plc	15,843
413	AstraZeneca plc	28,314
2,818	Aviva plc	22,673
1,817	BG Group plc	32,915
585	British American Tobacco plc	32,115
1,978	Dixons Carphone plc	12,837
4,358	HSBC Holdings plc	43,539
351	InterContinental Hotels Group plc	15,008
3,097	Kingfisher plc	16,637
1,032	National Grid plc	13,878
624	Pennon Group plc	8,196
1,346	Prudential plc	33,518
314	Reckitt Benckiser Group plc	27,965
651	Rio Tinto plc	29,129
418	SABMiller plc	22,102
1,256	Smith & Nephew plc	21,382
1,737	UBM plc	14,998
11,868	Vodafone Group plc	41,814

		432,863

	Total Common Stocks (Cost $1,625,136)	1,857,520

Preferred Stock — 1.4%
	Germany — 1.4%
225	Henkel AG & Co. KGaA (Cost $19,595)	26,171

Short-Term Investment — 3.2%
	Investment Company — 3.2%
62,979	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $62,979)	62,979

	Total Investments — 99.5% (Cost $1,707,710)	1,946,670
	Other Assets in Excess of Liabilities — 0.5% (c)	9,913

	NET ASSETS — 100.0%	$1,956,583

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.7%
Banks	9.8
Insurance	5.9
Oil, Gas & Consumable Fuels	4.9
Automobiles	4.1
Real Estate Management & Development	3.9
Food Products	3.6
Media	3.3
Household Products	2.8
Metals & Mining	2.7
Wireless Telecommunication Services	2.5
Electronic Equipment, Instruments & Components	2.2
Food & Staples Retailing	2.2
Semiconductors & Semiconductor Equipment	2.1
Auto Components	2.1
Tobacco	2.0
Aerospace & Defense	1.8
Real Estate Investment Trusts (REITs)	1.8
Chemicals	1.7
Multi-Utilities	1.6
Capital Markets	1.6
Specialty Retail	1.5
Software	1.5
Beverages	1.5
Hotels, Restaurants & Leisure	1.4
Diversified Financial Services	1.4
Building Products	1.4
Trading Companies & Distributors	1.4
Industrial Conglomerates	1.3
Health Care Equipment & Supplies	1.1
Airlines	1.1
Household Durables	1.1
Paper & Forest Products	1.0
Gas Utilities	1.0
Technology Hardware, Storage & Peripherals	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	4.8
Short-Term Investment	3.2

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
49	TOPIX Index	06/11/15	$6,519	$(32)
228	Dow Jones Euro STOXX 50 Index	06/19/15	9,135	(299)
92	FTSE 100 Index	06/19/15	9,785	(140)

				$(471)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
6,300	EUR
4,542	for GBP	State Street Corp.	05/11/15	$6,971	#	$7,074	#	$103
68,072	HKD
1,042,251	for JPY	Westpac Banking Corp.	05/11/15	8,730	#	8,783	#	53
519,617	JPY
2,843	for GBP	Goldman Sachs International	05/11/15	4,363	#	4,352	#	(11)
71,409	AUD	Australia and New Zealand Banking Group Limited	05/11/15	54,925		56,488		1,563
7,068	AUD	Standard Chartered Bank	05/11/15	5,526		5,591		65
7,173	CAD	Union Bank of Switzerland AG	05/11/15	5,777		5,945		168
5,889	CHF	Barclays Bank plc	05/11/15	6,081		6,314		233
6,347	CHF	Royal Bank of Scotland	05/11/15	6,634		6,804		170
5,812	CHF	Goldman Sachs International	08/13/15	6,218		6,254		36
28,643	DKK	BNP Paribas	05/11/15	4,205		4,309		104
110,159	DKK	HSBC Bank, N.A.	05/11/15	16,849		16,571		(278)
28,077	EUR	Barclays Bank plc	05/11/15	31,878		31,529		(349)
5,204	EUR	BNP Paribas	05/11/15	5,648		5,844		196
7,566	EUR	Citibank, N.A.	05/11/15	8,612		8,496		(116)
16,840	EUR	Goldman Sachs International	05/11/15	18,695		18,910		215
14,477	EUR	HSBC Bank, N.A.	05/11/15	16,409		16,257		(152)
9,468	EUR	National Australia Bank	05/11/15	10,116		10,632		516
42,733	EUR	Standard Chartered Bank	05/11/15	46,361		47,987		1,626
3,717	EUR	TD Bank Financial Group	05/11/15	4,212		4,174		(38)
14,827	EUR	Westpac Banking Corp.	05/11/15	16,541		16,650		109
3,836	EUR	Citibank, N.A.	08/13/15	4,282		4,313		31
4,520	EUR	State Street Corp.	08/13/15	5,081		5,083		2
5,367	GBP	Standard Chartered Bank	05/11/15	7,925		8,237		312
14,075	GBP	Union Bank of Switzerland AG	05/11/15	20,966		21,604		638
2,464,390	JPY	Barclays Bank plc	05/11/15	20,855		20,641		(214)
495,043	JPY	BNP Paribas	05/11/15	4,166		4,146		(20)
1,596,359	JPY	Standard Chartered Bank	05/11/15	13,347		13,370		23
1,131,366	JPY	State Street Corp.	05/11/15	9,487		9,476		(11)
1,000,777	JPY	Union Bank of Switzerland AG	05/11/15	8,337		8,382		45
784,950	JPY	Goldman Sachs International	08/13/15	6,619		6,583		(36)
225,566	SEK	Goldman Sachs International	05/11/15	27,346		27,071		(275)
72,159	SEK	Union Bank of Switzerland AG	05/11/15	8,404		8,660		256

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
32,179	SGD	State Street Corp.	05/11/15	$23,753	$24,315	$562
5,461	SGD	Union Bank of Switzerland AG	05/11/15	4,020	4,127	107
				$449,339	$454,972	$5,633

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,174	CAD	Citibank, N.A.	05/11/15	$3,348	$3,459	$(111)
2,999	CAD	Credit Suisse International	05/11/15	2,367	2,485	(118)
6,134	CHF	HSBC Bank, N.A.	05/11/15	6,386	6,577	(191)
61,518	CHF	Union Bank of Switzerland AG	05/11/15	66,303	65,952	351
3,079	CHF	Westpac Banking Corp.	05/11/15	3,338	3,301	37
20,938	DKK	Morgan Stanley	05/11/15	3,178	3,149	29
3,686	EUR	BNP Paribas	05/11/15	4,175	4,139	36
4,443	EUR	Credit Suisse International	05/11/15	5,042	4,990	52
23,256	EUR	Royal Bank of Canada	05/11/15	25,359	26,115	(756)
16,366	EUR	Union Bank of Switzerland AG	05/11/15	17,671	18,377	(706)
6,027	GBP	Barclays Bank plc	05/11/15	9,176	9,251	(75)
30,272	GBP	Citibank, N.A.	05/11/15	45,527	46,465	(938)
13,620	GBP	Goldman Sachs International	05/11/15	20,223	20,905	(682)
7,009	GBP	HSBC Bank, N.A.	05/11/15	10,476	10,757	(281)
3,601	GBP	Morgan Stanley	05/11/15	5,356	5,528	(172)
8,434	GBP	Royal Bank of Canada	05/11/15	12,512	12,946	(434)
2,961	GBP	Westpac Banking Corp.	05/11/15	4,343	4,545	(202)
55,084	HKD	Citibank, N.A.	05/11/15	7,106	7,107	(1)
147,452	HKD	Union Bank of Switzerland AG	05/11/15	19,020	19,025	(5)
1,485,670	JPY	Australia and New Zealand Banking Group Limited	05/11/15	12,366	12,444	(78)
902,494	JPY	Barclays Bank plc	05/11/15	7,599	7,559	40
708,025	JPY	Goldman Sachs International	05/11/15	6,036	5,930	106
2,845,288	JPY	HSBC Bank, N.A.	05/11/15	23,817	23,831	(14)
493,536	JPY	State Street Corp.	05/11/15	4,135	4,133	2
622,138	JPY	Union Bank of Switzerland AG	05/11/15	5,258	5,211	47
2,270,890	JPY	Westpac Banking Corp.	05/11/15	19,128	19,020	108
110,176	NOK	State Street Corp.	05/11/15	14,149	14,629	(480)
				$363,394	$367,830	$(4,436)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2015 of the currency being sold, and the value at April 30, 2015 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 95.8%
	Australia — 5.6%
515	AMP Ltd.	2,606
288	Australia & New Zealand Banking Group Ltd.	7,713
449	BGP Holdings plc (a) (i)	—	(h)
313	BHP Billiton Ltd.	8,000
41	BHP Billiton plc	977
101	Commonwealth Bank of Australia	7,076
339	Dexus Property Group	1,970
854	Goodman Group	4,190
52	Macquarie Group Ltd.	3,167
40	National Australia Bank Ltd.	1,149
91	Origin Energy Ltd.	909
130	Wesfarmers Ltd.	4,497
104	Westpac Banking Corp.	2,974

		45,228

	Belgium — 0.8%
34	Delhaize Group S.A.	2,775
27	Solvay S.A.	3,957

		6,732

	Denmark — 2.2%
1	AP Moeller — Maersk A/S, Class B	1,768
47	Chr Hansen Holding A/S	2,295
127	Danske Bank A/S	3,597
176	Novo Nordisk A/S, Class B	9,854

		17,514

	Finland — 1.6%
59	Cargotec Oyj	2,397
259	Nokia OYJ	1,747
245	Outokumpu OYJ (a)	1,476
239	UPM-Kymmene OYJ	4,316
66	Wartsila OYJ Abp	3,048

		12,984

	France — 10.8%
51	Air Liquide S.A.	6,698
92	Airbus Group N.V.	6,386
670	Alcatel-Lucent (a)	2,325
186	Altran Technologies S.A.	2,026
266	AXA S.A.	6,716
94	BNP Paribas S.A.	5,922
33	Cap Gemini S.A.	2,949
283	GDF Suez	5,763
27	Lafarge S.A.	2,006
8	L’Oreal S.A. (a)	1,487
396	Natixis S.A.	3,279
56	Publicis Groupe S.A.	4,737

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
57	Renault S.A.	5,993
103	Sanofi	10,531
86	Schneider Electric SE	6,462
91	Societe Generale S.A.	4,535
42	Thales S.A.	2,581
131	TOTAL S.A.	7,084

		87,480

	Germany — 8.1%
45	Allianz SE	7,719
18	BASF SE	1,810
78	Bayer AG (a)	11,256
61	Bayerische Motoren Werke AG	7,249
75	Brenntag AG	4,475
5	Continental AG (a)	1,233
43	Deutsche Bank AG	1,382
120	Deutsche Post AG	3,951
353	Deutsche Telekom AG	6,495
166	E.ON SE	2,577
56	HeidelbergCement AG	4,264
6	Muenchener Rueckversicherungs-Gesellschaft AG	1,212
98	SAP SE	7,423
44	Siemens AG	4,779

		65,825

	Hong Kong — 2.7%
262	AIA Group Ltd.	1,744
267	CK Hutchison Holdings Ltd.	5,795
107	Hang Seng Bank Ltd.	2,078
401	Hutchison Whampoa Ltd.	5,912
262	Power Assets Holdings Ltd.	2,649
535	Sands China Ltd.	2,180
185	Wharf Holdings Ltd. (The)	1,335

		21,693

	Ireland — 1.2%
50	Ryanair Holdings plc, ADR	3,273
76	Shire plc	6,159

		9,432

	Israel — 0.3%
45	Teva Pharmaceutical Industries Ltd., ADR	2,735

	Italy — 2.2%
203	Assicurazioni Generali S.p.A.	3,961
1,079	Enel Green Power S.p.A.	2,095
705	Enel S.p.A.	3,344
3,220	Telecom Italia S.p.A. (a)	3,800

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Italy — continued
676	UniCredit S.p.A.	4,851

		18,051

	Japan — 22.1%
249	Amada Holdings Co., Ltd.	2,513
31	Central Japan Railway Co.	5,573
293	Daicel Corp.	3,532
44	Daikin Industries Ltd.	2,977
109	Daiwa House Industry Co., Ltd.	2,425
57	Dentsu, Inc.	2,671
142	DMG Mori Seiki Co., Ltd.	2,322
64	East Japan Railway Co.	5,657
78	Electric Power Development Co., Ltd.	2,619
22	FANUC Corp.	4,729
115	Fuji Heavy Industries Ltd.	3,852
474	Fujitsu Ltd.	3,143
568	Hitachi Ltd.	3,875
78	Honda Motor Co., Ltd.	2,612
51	Japan Tobacco, Inc.	1,767
156	JFE Holdings, Inc.	3,520
531	JX Holdings, Inc.	2,311
669	Kajima Corp.	3,196
151	KDDI Corp.	3,564
8	Keyence Corp.	4,057
271	Kirin Holdings Co., Ltd.	3,584
103	LIXIL Group Corp.	2,143
39	Mabuchi Motor Co., Ltd.	2,341
136	Mazda Motor Corp.	2,670
144	Medipal Holdings Corp.	1,958
1,239	Mitsubishi UFJ Financial Group, Inc.	8,802
94	Mitsui & Co., Ltd.	1,321
146	Mitsui Fudosan Co., Ltd.	4,320
135	MS&AD Insurance Group Holdings, Inc.	3,869
48	NGK Spark Plug Co., Ltd.	1,332
1,244	Nippon Steel & Sumitomo Metal Corp.	3,236
83	Nippon Telegraph & Telephone Corp.	5,598
688	Nishi-Nippon City Bank Ltd. (The)	2,192
38	Nitori Holdings Co., Ltd.	2,960
199	ORIX Corp.	3,066
95	Otsuka Holdings Co., Ltd.	3,008
228	Ricoh Co., Ltd.	2,354
99	Seiko Epson Corp.	1,737
124	Seven & I Holdings Co., Ltd.	5,330
189	Sony Corp. (a)	5,710
611	Sumitomo Bakelite Co., Ltd.	2,786
59	Sumitomo Corp.	699

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
159	Sumitomo Mitsui Financial Group, Inc.	6,960
72	Suntory Beverage & Food Ltd.	3,054
77	Suzuken Co., Ltd.	2,422
50	Sysmex Corp.	2,767
295	Takashimaya Co., Ltd.	2,753
610	Tokyo Gas Co., Ltd.	3,519
216	Toyota Motor Corp.	15,064
113	Yamato Holdings Co., Ltd.	2,518
149	Yamazaki Baking Co., Ltd.	2,637

		179,625

	Luxembourg — 0.3%
230	ArcelorMittal	2,450

	Netherlands — 4.1%
386	Aegon N.V.	3,047
28	ASML Holding N.V.	2,970
54	Heineken N.V.	4,246
304	ING Groep N.V., CVA (a)	4,657
60	NN Group N.V. (a)	1,750
309	Royal Dutch Shell plc, Class A	9,736
214	Royal Dutch Shell plc, Class B	6,856

		33,262

	New Zealand — 0.4%
1,298	Spark New Zealand Ltd.	2,937

	Norway — 0.6%
148	DNB ASA	2,624
96	Telenor ASA	2,164

		4,788

	Portugal — 0.2%
444	EDP — Energias de Portugal S.A.	1,774

	Singapore — 0.9%
339	DBS Group Holdings Ltd.	5,382
259	Singapore Exchange Ltd.	1,665

		7,047

	Spain — 2.8%
113	Banco Bilbao Vizcaya Argentaria S.A.	1,137
603	Banco Santander S.A. (a)	4,558
1,723	Bankia S.A. (a)	2,406
429	Distribuidora Internacional de Alimentacion S.A.	3,433
173	Repsol S.A.	3,556
492	Telefonica S.A.	7,496

		22,586

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Sweden — 1.8%
57	Assa Abloy AB, Class B	3,297
121	Electrolux AB, Series B	3,610
25	Hennes & Mauritz AB, Class B	989
380	Nordea Bank AB	4,824
164	Telefonaktiebolaget LM Ericsson, Class B	1,792

		14,512

	Switzerland — 8.1%
46	Cie Financiere Richemont S.A.	4,064
45	Credit Suisse Group AG (a)	1,196
122	Logitech International S.A.	1,832
233	Nestle S.A.	18,096
125	Novartis AG	12,808
37	Roche Holding AG	10,479
37	Swiss Re AG	3,274
484	UBS Group AG (a)	9,665
76	Wolseley plc	4,525

		65,939

	United Kingdom — 19.0%
403	3i Group plc	3,122
67	Anglo American plc	1,127
58	Associated British Foods plc	2,544
124	AstraZeneca plc	8,525
484	Aviva plc	3,897
303	BAE Systems plc	2,350
1,983	Barclays plc	7,759
338	Barratt Developments plc	2,683
364	BG Group plc	6,588
1,072	BP plc	7,729
186	British American Tobacco plc	10,200
141	Burberry Group plc	3,766
1,198	Debenhams plc	1,646
529	Dixons Carphone plc	3,436
265	Domino’s Pizza Group plc	3,215
182	GlaxoSmithKline plc	4,197
180	HSBC Holdings plc	1,788
995	HSBC Holdings plc	9,945
56	Indivior plc (a)	173
96	InterContinental Hotels Group plc	4,095
1,021	ITV plc	3,963
1,733	Lloyds Banking Group plc	2,052
137	Prudential plc	3,417
73	Reckitt Benckiser Group plc	6,510
59	Rio Tinto Ltd.	2,656
53	Rio Tinto plc	2,359
367	RSA Insurance Group plc	2,401

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
127	SABMiller plc	6,740
693	SIG plc	2,058
211	Smith & Nephew plc	3,590
220	SSE plc	5,214
981	Taylor Wimpey plc	2,491
179	Tesco plc	604
239	UBM plc	2,064
158	Unilever N.V., CVA	6,890
2,745	Vodafone Group plc	9,672
33	Whitbread plc	2,636

		154,102

	Total Common Stocks (Cost $664,009)	776,696

Preferred Stocks — 1.3%
	Germany — 1.3%
54	Henkel AG & Co. KGaA	6,318
17	Volkswagen AG	4,334

	Total Preferred Stocks (Cost $6,900)	10,652

Short-Term Investment — 2.2%
	Investment Company — 2.2%
17,887	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050%, (b) (l) (Cost $17,887)	17,887

	Total Investments — 99.3% (Cost $688,796)	805,235
	Other Assets in Excess of Liabilities — 0.7% (c)	5,536

	NET ASSETS — 100.0%	$810,771

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.4%
Pharmaceuticals	9.9
Insurance	5.7
Oil, Gas & Consumable Fuels	5.6
Automobiles	5.2
Food Products	3.7
Diversified Telecommunication Services	3.5
Metals & Mining	3.2
Chemicals	2.6
Capital Markets	2.3
Beverages	2.2
Food & Staples Retailing	2.1
Machinery	1.9
Household Durables	1.8
Real Estate Management & Development	1.7
Media	1.7
Wireless Telecommunication Services	1.6

INDUSTRY	PERCENTAGE
Trading Companies & Distributors	1.6%
Electric Utilities	1.6
Household Products	1.6
Hotels, Restaurants & Leisure	1.5
Tobacco	1.5
Aerospace & Defense	1.4
Road & Rail	1.4
Industrial Conglomerates	1.3
Electrical Equipment	1.1
Building Products	1.0
Multi-Utilities	1.0
IT Services	1.0
Electronic Equipment, Instruments & Components	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	11.7
Short-Term Investment	2.2

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
39	TOPIX Index	06/11/15	$5,189	$20
180	Dow Jones Euro STOXX 50 Index	06/19/15	7,211	(61)
44	FTSE 100 Index	06/19/15	4,680	102

				$61

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 88.6%
	Canada — 6.6%
5	Canadian National Railway Co.	342
12	MEG Energy Corp. (a)	227
8	Suncor Energy, Inc.	267
14	Toronto-Dominion Bank (The)	628

		1,464

	China — 6.3%
4	Baidu, Inc., ADR (a)	770
44	Ping An Insurance Group Co. of China Ltd., Class H	622

		1,392

	France — 12.0%
11	Accor S.A.	617
19	AXA S.A.	475
37	Orange S.A.	605
5	Sanofi	505
6	Schneider Electric SE	438

		2,640

	Germany — 3.1%
4	Fresenius Medical Care AG & Co. KGaA	299
13	Zalando SE (a) (e)	391

		690

	Hong Kong — 2.9%
30	CK Hutchison Holdings Ltd.	640

	India — 3.8%
7	HDFC Bank Ltd., ADR	398
40	ICICI Bank Ltd., ADR	440

		838

	Ireland — 1.8%
5	Shire plc	394

	Italy — 2.1%
142	Intesa Sanpaolo S.p.A.	477

	Japan — 11.8%
16	Japan Tobacco, Inc.	573
21	KDDI Corp.	492
16	Kubota Corp.	251
8	Makita Corp.	389
11	Sumitomo Mitsui Financial Group, Inc.	493
6	Toyota Motor Corp.	404

		2,602

	Netherlands — 4.6%
8	Akzo Nobel N.V.	598
28	ING Groep N.V., CVA (a)	422

		1,020

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Africa — 2.0%
3	Naspers Ltd., Class N	435

	South Korea — 2.4%
1	Samsung Electronics Co., Ltd., Reg. S, GDR	526

	Switzerland — 11.6%
2	Actelion Ltd. (a)	217
5	Cie Financiere Richemont S.A.	419
6	Holcim Ltd. (a)	489
4	Novartis AG	398
2	Roche Holding AG	622
21	UBS Group AG (a)	425

		2,570

	Taiwan — 1.8%
16	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	395

	United Kingdom — 15.8%
23	ARM Holdings plc	394
160	Barclays plc	628
24	BG Group plc	433
50	Meggitt plc	401
17	Prudential plc	411
23	Smith & Nephew plc	394
119	Vodafone Group plc	420
17	WPP plc	395

		3,476

	Total Common Stocks (Cost $18,472)	19,559

Short-Term Investment — 7.3%
	Investment Company — 7.3%
1,600	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $1,600)	1,600

	Total Investments — 95.9% (Cost $20,072)	21,159
	Other Assets in Excess of Liabilities — 4.1%	894

	NET ASSETS — 100.0%	$22,053

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.5%
Pharmaceuticals	9.1
Insurance	7.1
Oil, Gas & Consumable Fuels	4.4
Wireless Telecommunication Services	4.3
Media	3.9
Semiconductors & Semiconductor Equipment	3.7
Internet Software & Services	3.6
Real Estate Management & Development	3.0
Machinery	3.0
Hotels, Restaurants & Leisure	2.9
Diversified Telecommunication Services	2.9
Chemicals	2.8
Tobacco	2.7

INDUSTRY	PERCENTAGE
Technology Hardware, Storage & Peripherals	2.5%
Construction Materials	2.3
Electrical Equipment	2.1
Capital Markets	2.0
Textiles, Apparel & Luxury Goods	2.0
Automobiles	1.9
Aerospace & Defense	1.9
Health Care Equipment & Supplies	1.9
Internet & Catalog Retail	1.8
Road & Rail	1.6
Health Care Providers & Services	1.4
Biotechnology	1.0
Others (each less than 1.0%)	0.1
Short-Term Investment	7.6

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.1%
	Australia — 3.3%
1,722	Australia & New Zealand Banking Group Ltd.	46,075
3,461	Goodman Group (m)	16,983
3,438	Oil Search Ltd.	21,826

		84,884

	Belgium — 2.0%
285	KBC Groep N.V. (a)	18,745
221	Solvay S.A.	32,482

		51,227

	Brazil — 0.7%
1,401	Itau Unibanco Holding S.A. (Preference Shares), ADR	17,963

	China — 1.0%
29,316	Industrial & Commercial Bank of China Ltd., Class H	25,431

	Finland — 0.9%
1,214	UPM-Kymmene OYJ	21,961

	France — 13.6%
371	Airbus Group N.V.	25,729
2,051	AXA S.A.	51,858
761	BNP Paribas S.A.	48,063
151	Cap Gemini S.A.	13,494
1,716	GDF Suez	34,915
216	Publicis Groupe S.A.	18,144
377	Renault S.A.	39,623
211	Schneider Electric SE	15,759
250	Societe Generale S.A.	12,488
251	Sodexo S.A.	25,413
1,072	TOTAL S.A.	58,075

		343,561

	Germany — 7.1%
240	Bayer AG (a)	34,552
347	Brenntag AG	20,797
334	Daimler AG	32,095
1,993	Deutsche Telekom AG	36,640
222	HeidelbergCement AG	17,030
1,225	Infineon Technologies AG	14,407
1,326	TUI AG	24,727

		180,248

	Hong Kong — 1.0%
1,699	Hutchison Whampoa Ltd.	25,034

	India — 0.5%
432	Infosys Ltd., ADR	13,372

SHARES	SECURITY DESCRIPTION	VALUE($)

	Ireland — 1.8%
322	Ryanair Holdings plc, ADR	20,890
300	Shire plc	24,382

		45,272

	Italy — 5.2%
1,131	Assicurazioni Generali S.p.A.	22,107
8,369	Enel S.p.A.	39,671
8,129	Intesa Sanpaolo S.p.A.	27,309
20,286	Telecom Italia S.p.A. (a)	23,943
2,486	UniCredit S.p.A.	17,843

		130,873

	Japan — 22.9%
190	Daikin Industries Ltd.	12,814
1,313	Daiwa House Industry Co., Ltd.	29,311
114	Dentsu, Inc.	5,296
4,004	Hitachi Ltd.	27,319
786	Japan Airlines Co., Ltd.	26,220
376	Japan Tobacco, Inc.	13,116
3,503	Kawasaki Heavy Industries Ltd.	18,054
721	Mazda Motor Corp. (m)	14,127
11,896	Mitsubishi UFJ Financial Group, Inc.	84,516
1,166	Mitsui Fudosan Co., Ltd.	34,565
4,726	Mitsui OSK Lines Ltd.	16,686
622	Nippon Telegraph & Telephone Corp.	41,974
1,312	ORIX Corp.	20,183
791	Seven & I Holdings Co., Ltd.	34,009
759	Sompo Japan Nipponkoa Holdings, Inc.	24,783
1,472	Sony Corp. (a)	44,513
635	Sumitomo Mitsui Financial Group, Inc.	27,736
1,285	Toyota Motor Corp.	89,419
621	Yamaha Motor Co., Ltd.	14,618

		579,259

	Luxembourg — 1.0%
2,359	ArcelorMittal	25,103

	Netherlands — 4.9%
2,419	ING Groep N.V., CVA (a)	37,111
7,685	Koninklijke KPN N.V.	28,494
670	NN Group N.V. (a)	19,542
1,215	Royal Dutch Shell plc, Class A	38,315

		123,462

	Norway — 1.9%
1,413	DNB ASA	25,105
4,632	Norsk Hydro ASA	21,938

		47,043

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Singapore — 0.9%
1,404	DBS Group Holdings Ltd.	22,305

	South Korea — 1.6%
31	Samsung Electronics Co., Ltd.	40,942

	Spain — 3.3%
2,618	Banco Bilbao Vizcaya Argentaria S.A.	26,305
10,949	Bankia S.A. (a)	15,291
2,038	Repsol S.A.	42,020

		83,616

	Sweden — 1.2%
1,043	Electrolux AB, Series B	31,234

	Switzerland — 5.9%
526	Credit Suisse Group AG (a)	13,933
410	Nestle S.A.	31,839
290	Novartis AG	29,554
160	Roche Holding AG	45,734
477	Wolseley plc	28,220

		149,280

	United Kingdom — 16.4%
568	AstraZeneca plc	38,997
4,131	Aviva plc	33,232
3,076	BAE Systems plc (m)	23,832
11,657	Barclays plc	45,606
2,380	BG Group plc	43,116
454	British American Tobacco plc	24,959
2,141	Dixons Carphone plc	13,896
567	InterContinental Hotels Group plc	24,239
1,853	National Grid plc	24,932
1,849	Prudential plc	46,041
140	Reckitt Benckiser Group plc	12,466
233	SABMiller plc	12,332
20,228	Vodafone Group plc	71,268

		414,916

	Total Common Stocks (Cost $2,150,282)	2,456,986

Preferred Stock — 0.9%
	Germany — 0.9%
237	Porsche Automobil Holding SE (Cost $25,198)	22,485

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.2%
	Investment Company — 0.2%
4,663	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $4,663)	4,663

	Total Investments — 98.2% (Cost $2,180,143)	2,484,134
	Other Assets in Excess of Liabilities — 1.8%	46,085

	NET ASSETS — 100.0%	$2,530,219

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.0%
Automobiles	8.5
Oil, Gas & Consumable Fuels	8.2
Insurance	8.0
Pharmaceuticals	7.0
Diversified Telecommunication Services	5.3
Household Durables	3.0
Hotels, Restaurants & Leisure	3.0
Wireless Telecommunication Services	2.9
Real Estate Management & Development	2.5
Multi-Utilities	2.4
Aerospace & Defense	2.0
Trading Companies & Distributors	2.0
Airlines	1.9
Metals & Mining	1.9
Technology Hardware, Storage & Peripherals	1.6
Electric Utilities	1.6
Tobacco	1.5
Food & Staples Retailing	1.4
Chemicals	1.3
Food Products	1.3
Electronic Equipment, Instruments & Components	1.1
IT Services	1.1
Industrial Conglomerates	1.0
Others (each less than 1.0%)	9.3
Short-Term Investment	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
8,698	EUR
12,299	for AUD	Deutsche Bank AG	05/29/15	$9,719	#	$9,770	#	$51
8,139	EUR
8,393	for CHF	Barclays Bank plc	05/29/15	9,005	#	9,142	#	137
195,175	AUD	Australia and New Zealand Banking Group Limited	05/29/15	150,530		154,233		3,703
10,411	AUD	HSBC Bank, N.A.	05/29/15	7,995		8,227		232
8,664	CHF	Australia and New Zealand Banking Group Limited	05/29/15	9,351		9,296		(55)
7,472	CHF	Barclays Bank plc	05/29/15	7,840		8,016		176
6,506	CHF	BNP Paribas	05/29/15	6,844		6,979		135
11,903	CHF	Citibank, N.A.	05/29/15	12,624		12,770		146
19,102	CHF	Deutsche Bank AG	05/29/15	19,455		20,493		1,038
11,305	CHF	HSBC Bank, N.A.	05/29/15	11,512		12,128		616
17,106	CHF	Morgan Stanley	05/29/15	18,039		18,351		312
9,799	CHF	State Street Corp.	05/29/15	10,203		10,512		309
18,647	CHF	Union Bank of Switzerland AG	05/29/15	19,233		20,005		772
9,585	CHF	Westpac Banking Corp.	05/29/15	10,116		10,283		167
71,183	DKK	BNP Paribas	05/29/15	10,154		10,716		562
77,512	DKK	Citibank, N.A.	05/29/15	11,985		11,669		(316)
49,833	DKK	Royal Bank of Scotland	05/29/15	7,119		7,502		383
30,093	EUR	Credit Suisse International	05/29/15	32,479		33,801		1,322
70,001	EUR	Deutsche Bank AG	05/29/15	74,116		78,626		4,510
58,349	EUR	Morgan Stanley	05/29/15	61,992		65,539		3,547
34,809	EUR	Royal Bank of Canada	05/29/15	37,809		39,098		1,289
107,970	EUR	Union Bank of Switzerland AG	05/29/15	116,946		121,274		4,328
104,352	EUR	Westpac Banking Corp.	05/29/15	112,210		117,210		5,000
14,480	GBP	Australia and New Zealand Banking Group Limited	05/29/15	21,460		22,223		763
31,741	GBP	Deutsche Bank AG	05/29/15	46,328		48,714		2,386
43,744	GBP	Goldman Sachs International	05/29/15	64,816		67,134		2,318
13,463	GBP	HSBC Bank, N.A.	05/29/15	20,216		20,662		446
17,807	GBP	Royal Bank of Canada	05/29/15	27,078		27,329		251
29,295	GBP	Standard Chartered Bank	05/29/15	43,629		44,960		1,331
64,310	GBP	Union Bank of Switzerland AG	05/29/15	99,211		98,698		(513)
31,674	GBP	Westpac Banking Corp.	05/29/15	47,089		48,610		1,521
47,082	HKD	Barclays Bank plc	05/29/15	6,070		6,075		5
151,729	HKD	Goldman Sachs International	05/29/15	19,576		19,577		1
91,123	HKD	HSBC Bank, N.A.	05/29/15	11,748		11,757		9
89,528	HKD	Westpac Banking Corp.	05/29/15	11,540		11,551		11
737,063	JPY	BNP Paribas	05/29/15	6,182		6,174		(8)
3,768,583	JPY	Citibank, N.A.	05/29/15	31,666		31,570		(96)
10,209,048	JPY	Deutsche Bank AG	05/29/15	84,915		85,522		607
5,375,788	JPY	Goldman Sachs International	05/29/15	44,509		45,034		525
8,280,357	JPY	HSBC Bank, N.A.	05/29/15	69,173		69,366		193
1,104,516	JPY	National Australia Bank	05/29/15	9,191		9,253		62
1,455,922	JPY	Royal Bank of Scotland	05/29/15	12,185		12,196		11
4,024,288	JPY	Standard Chartered Bank	05/29/15	33,667		33,712		45
2,891,663	JPY	Westpac Banking Corp.	05/29/15	24,126		24,224		98
290,174	SEK	Deutsche Bank AG	05/29/15	34,543		34,838		295
254,437	SEK	Goldman Sachs International	05/29/15	29,944		30,548		604
42,015	SGD	Barclays Bank plc	05/29/15	30,797		31,736		939
				$1,596,935		$1,637,103		$40,168

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2015 of the currency being sold, and the value at April 30, 2015 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
23,001	AUD	Citibank, N.A.	05/29/15	$17,723	$18,177	$(454)
24,593	AUD	Credit Suisse International	05/29/15	18,872	19,434	(562)
20,656	AUD	National Australia Bank	05/29/15	15,809	16,323	(514)
9,472	CHF	BNP Paribas	05/29/15	9,470	10,162	(692)
8,716	CHF	Citibank, N.A.	05/29/15	9,151	9,351	(200)
80,457	CHF	Deutsche Bank AG	05/29/15	85,036	86,315	(1,279)
7,821	CHF	Royal Bank of Canada	05/29/15	8,203	8,391	(188)
9,614	CHF	Royal Bank of Scotland	05/29/15	9,597	10,313	(716)
14,959	CHF	State Street Corp.	05/29/15	15,289	16,048	(759)
150,701	DKK	Union Bank of Switzerland AG	05/29/15	22,924	22,687	237
79,750	EUR	Australia and New Zealand Banking Group Limited	05/29/15	86,177	89,576	(3,399)
90,947	EUR	Citibank, N.A.	05/29/15	97,387	102,153	(4,766)
122,791	EUR	Credit Suisse International	05/29/15	139,305	137,922	1,383
87,358	EUR	Goldman Sachs International	05/29/15	95,846	98,122	(2,276)
5,846	EUR	HSBC Bank, N.A.	05/29/15	6,292	6,566	(274)
10,147	EUR	Morgan Stanley	05/29/15	11,488	11,397	91
103,235	EUR	State Street Corp.	05/29/15	110,515	115,955	(5,440)
14,925	EUR	TD Bank Financial Group	05/29/15	16,902	16,763	139
7,704	EUR	Union Bank of Switzerland AG	05/29/15	8,511	8,654	(143)
19,472	EUR	Westpac Banking Corp.	05/29/15	22,160	21,871	289
23,889	GBP	Barclays Bank plc	05/29/15	35,537	36,663	(1,126)
25,524	GBP	Citibank, N.A.	05/29/15	38,108	39,172	(1,064)
10,046	GBP	Goldman Sachs International	05/29/15	15,519	15,418	101
35,553	GBP	HSBC Bank, N.A.	05/29/15	52,380	54,564	(2,184)
6,409	GBP	Morgan Stanley	05/29/15	9,530	9,836	(306)
20,688	GBP	Royal Bank of Scotland	05/29/15	31,523	31,751	(228)
23,073	GBP	Societe Generale	05/29/15	34,408	35,410	(1,002)
12,226	GBP	Standard Chartered Bank	05/29/15	18,353	18,762	(409)
75,612	GBP	State Street Corp.	05/29/15	111,006	116,044	(5,038)
46,367	HKD	Goldman Sachs International	05/29/15	5,983	5,983	— (h)
91,891	HKD	State Street Corp.	05/29/15	11,854	11,856	(2)
6,850,006	JPY	Barclays Bank plc	05/29/15	57,378	57,383	(5)
16,513,584	JPY	Citibank, N.A.	05/29/15	137,945	138,337	(392)
1,130,993	JPY	Deutsche Bank AG	05/29/15	9,454	9,474	(20)
5,221,384	JPY	Goldman Sachs International	05/29/15	43,409	43,740	(331)
724,088	JPY	HSBC Bank, N.A.	05/29/15	6,070	6,066	4
1,877,754	JPY	Morgan Stanley	05/29/15	15,586	15,730	(144)
4,630,548	JPY	Standard Chartered Bank	05/29/15	38,839	38,791	48
4,740,435	JPY	Union Bank of Switzerland AG	05/29/15	39,447	39,711	(264)
126,980	NOK	State Street Corp.	05/29/15	15,742	16,851	(1,109)
87,074	NOK	Union Bank of Switzerland AG	05/29/15	11,401	11,556	(155)
71,961	SEK	Citibank, N.A.	05/29/15	8,366	8,640	(274)
107,029	SEK	State Street Corp.	05/29/15	12,143	12,850	(707)
16,310	SGD	Union Bank of Switzerland AG	05/29/15	11,926	12,320	(394)
				$1,578,564	$1,613,088	$(34,524)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.5%
	Australia — 6.6%
1,314	Asciano Ltd.	6,830
554	Australia & New Zealand Banking Group Ltd.	14,828
614	Bank of Queensland Ltd.	6,301
580	Bendigo & Adelaide Bank Ltd.	5,524
812	BHP Billiton Ltd.	20,748
1,675	Echo Entertainment Group Ltd.	5,982
7,587	Fairfax Media Ltd.	6,243
1,636	GPT Group (The)	5,766
1,483	Harvey Norman Holdings Ltd.	5,142
567	Lend Lease Group	7,164
123	Macquarie Group Ltd.	7,524
447	Newcrest Mining Ltd. (a)	5,010
936	Westfield Corp.	6,960
606	Westpac Banking Corp.	17,410
269	Woodside Petroleum Ltd.	7,424

		128,856

	Austria — 0.4%
135	ams AG	7,356

	Belgium — 2.0%
176	Anheuser-Busch InBev N.V.	21,464
153	Belgacom S.A.	5,701
209	bpost S.A.	5,995
77	Delhaize Group S.A.	6,223

		39,383

	China — 0.4%
7,956	China Construction Bank Corp., Class H	7,723

	Denmark — 1.5%
3	AP Moeller — Maersk A/S, Class B	6,940
252	Danske Bank A/S	7,152
140	Novo Nordisk A/S, Class B	7,884
72	Pandora A/S	7,437

		29,413

	Finland — 0.9%
596	Stora Enso OYJ, Class R	6,267
209	Tieto OYJ	5,009
352	UPM-Kymmene OYJ	6,369

		17,645

	France — 10.3%
544	Altran Technologies S.A.	5,929
513	AXA S.A.	12,964
230	BNP Paribas S.A.	14,500
89	Cap Gemini S.A.	7,922
528	Credit Agricole S.A.	8,216

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
109	Faurecia	5,167
38	Gaztransport Et Technigaz S.A.	2,295
390	GDF Suez	7,936
63	LVMH Moet Hennessy Louis Vuitton SE	11,002
911	Natixis S.A.	7,539
488	Orange S.A.	8,032
69	Pernod Ricard S.A.	8,570
96	Publicis Groupe S.A.	8,054
70	Renault S.A.	7,340
113	Safran S.A.	8,248
244	Sanofi	24,840
188	Societe Generale S.A.	9,380
725	Technicolor S.A. (a)	4,919
98	Teleperformance	7,383
429	TOTAL S.A.	23,236
44	Valeo S.A.	7,016

		200,488

	Germany — 7.9%
102	Allianz SE	17,339
101	Aurubis AG	6,397
165	Bayer AG (a)	23,796
82	Bayerische Motoren Werke AG	9,726
33	Continental AG (a)	7,775
197	Daimler AG	18,956
182	Deutsche Annington Immobilien SE	6,094
215	Freenet AG	6,962
91	Fresenius Medical Care AG & Co. KGaA	7,681
118	Fresenius SE & Co. KGaA	7,050
62	Hannover Rueck SE	6,339
92	HeidelbergCement AG	7,081
81	KUKA AG	5,730
78	Merck KGaA	8,383
123	OSRAM Licht AG	6,503
146	ProSiebenSat.1 Media AG	7,473

		153,285

	Hong Kong — 2.0%
831	Cheung Kong Infrastructure Holdings Ltd.	7,040
1,350	China Overseas Land & Investment Ltd.	5,623
448	CK Hutchison Holdings Ltd.	9,718
617	Hutchison Whampoa Ltd.	9,091
523	Swire Pacific Ltd., Class A	7,054

		38,526

	India — 0.3%
103	HDFC Bank Ltd., ADR	5,827

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Ireland — 2.0%
104	DCC plc	6,630
1,242	Greencore Group plc	6,740
97	Ryanair Holdings plc, ADR	6,296
139	Shire plc	11,313
77	Smurfit Kappa Group plc	2,369
161	Smurfit Kappa Group plc	4,912

		38,260

	Israel — 0.6%
209	Teva Pharmaceutical Industries Ltd., ADR	12,644

	Italy — 1.6%
1,577	Enel S.p.A.	7,477
2,977	Intesa Sanpaolo S.p.A.	10,003
641	Mediobanca S.p.A.	6,218
5,890	Telecom Italia S.p.A. (a)	6,951

		30,649

	Japan — 22.4%
202	Asahi Group Holdings Ltd.	6,499
714	Asahi Kasei Corp.	6,724
572	Astellas Pharma, Inc.	8,911
1,112	Bank of Yokohama Ltd. (The)	7,057
222	Bridgestone Corp.	9,307
270	Brother Industries Ltd.	4,296
302	Canon, Inc.	10,775
355	Casio Computer Co., Ltd.	7,184
856	Citizen Holdings Co., Ltd.	6,774
529	Daicel Corp.	6,372
60	Disco Corp.	5,491
133	FamilyMart Co., Ltd.	5,745
1,338	Fuji Electric Co., Ltd.	6,310
191	FUJIFILM Holdings Corp.	7,179
1,164	Fukuoka Financial Group, Inc.	6,688
319	Hitachi Chemical Co., Ltd.	6,165
544	ITOCHU Corp.	6,692
270	Japan Aviation Electronics Industry Ltd.	6,486
252	Japan Tobacco, Inc.	8,786
273	JFE Holdings, Inc.	6,158
1,282	Kawasaki Heavy Industries Ltd.	6,607
2,009	Kawasaki Kisen Kaisha Ltd.	5,190
437	KDDI Corp.	10,331
3,091	Kobe Steel Ltd.	5,618
113	Kose Corp.	7,369
416	Kubota Corp.	6,511
824	Marubeni Corp.	5,099
34	MEIJI Holdings Co., Ltd.	3,860

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
410	Mitsubishi Corp.	8,847
565	Mitsubishi Electric Corp.	7,379
2,973	Mitsubishi UFJ Financial Group, Inc.	21,123
296	NH Foods Ltd.	6,467
139	Nippon Telegraph & Telephone Corp.	9,379
902	Nissan Motor Co., Ltd.	9,359
79	Nitori Holdings Co., Ltd.	6,099
92	Nitto Denko Corp.	5,909
550	ORIX Corp.	8,464
91	Rohm Co., Ltd.	6,291
538	Sekisui Chemical Co., Ltd.	7,174
499	Sekisui House Ltd.	7,733
202	Sompo Japan Nipponkoa Holdings, Inc.	6,609
311	Sony Corp. (a)	9,414
400	Sumitomo Electric Industries Ltd.	5,651
1,108	Sumitomo Heavy Industries Ltd.	6,884
326	Sumitomo Mitsui Financial Group, Inc.	14,243
1,744	Sumitomo Mitsui Trust Holdings, Inc.	7,677
506	T&D Holdings, Inc.	7,294
1,272	Taisei Corp.	7,369
562	Tohoku Electric Power Co., Inc.	7,066
220	Tokio Marine Holdings, Inc.	8,952
1,085	Tokyo Gas Co., Ltd.	6,261
488	Toyota Motor Corp.	33,969
107	West Japan Railway Co.	5,948
341	Yamaha Corp.	6,191
315	Yamaha Motor Co., Ltd.	7,420

		435,356

	Luxembourg — 0.3%
165	APERAM S.A. (a)	6,282

	Netherlands — 3.7%
1,035	Aegon N.V.	8,165
91	Heineken N.V.	7,175
883	ING Groep N.V., CVA (a)	13,552
203	NN Group N.V. (a)	5,930
1,149	Royal Dutch Shell plc, Class B	36,783

		71,605

	Norway — 0.7%
409	DNB ASA	7,271
128	Yara International ASA	6,565

		13,836

	Portugal — 0.3%
1,495	EDP — Energias de Portugal S.A.	5,979

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Singapore — 0.5%
559	DBS Group Holdings Ltd.	8,883

	South Africa — 0.4%
779	Investec plc	7,439

	South Korea — 0.6%
26	Hyundai Motor Co.	4,097
6	Samsung Electronics Co., Ltd.	7,323

		11,420

	Spain — 3.2%
1,318	Banco Santander S.A. (a)	9,962
300	Ferrovial S.A.	6,813
257	Gas Natural SDG S.A.	6,327
1,339	Iberdrola S.A.	8,959
1,877	Mapfre S.A.	6,977
448	Repsol S.A.	9,231
954	Telefonica S.A.	14,527

		62,796

	Sweden — 2.2%
277	Boliden AB	6,021
371	Castellum AB	5,785
130	Electrolux AB, Series B	3,882
413	Securitas AB, Class B	6,175
122	Svenska Handelsbanken AB, Class A	5,623
260	Swedbank AB, Class A	6,053
340	Telefonaktiebolaget LM Ericsson, Class B	3,722
327	Trelleborg AB, Class B,	6,409

		43,670

	Switzerland — 8.1%
93	Adecco S.A. (a)	7,581
9	Georg Fischer AG	6,459
48	Lonza Group AG (a)	6,810
351	Nestle S.A.	27,200
394	Novartis AG	40,178
86	Roche Holding AG	24,586
20	Straumann Holding AG	5,559
24	Swiss Life Holding AG (a)	5,766
91	Swiss Re AG (a)	8,065
763	UBS Group AG (a)	15,234
31	Zurich Insurance Group AG (a)	9,629

		157,067

	United Kingdom — 18.3%
904	3i Group plc	7,004
262	Ashtead Group plc	4,496
232	AstraZeneca plc	15,954

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
947	Aviva plc	7,623
1,055	BAE Systems plc	8,176
3,379	Barclays plc	13,220
799	Barratt Developments plc	6,339
3,548	BP plc	25,587
383	British American Tobacco plc	21,050
559	British Land Co. plc (The)	7,114
1,710	BT Group plc	11,929
1,053	Carillion plc	5,252
1,425	Direct Line Insurance Group plc	6,957
988	Dixons Carphone plc	6,412
131	Hikma Pharmaceuticals plc	4,089
1,986	HSBC Holdings plc	19,841
247	Imperial Tobacco Group plc	12,067
1,567	Indivior plc (a)	4,798
1,830	ITV plc	7,103
532	John Wood Group plc	5,609
11,116	Lloyds Banking Group plc	13,165
852	Marks & Spencer Group plc	7,216
794	Meggitt plc	6,414
389	Northgate plc	3,853
257	Persimmon plc (a)	6,675
528	Playtech plc	6,634
606	Prudential plc	15,077
144	Reckitt Benckiser Group plc	12,822
355	Rio Tinto plc	15,898
2,730	Taylor Wimpey plc	6,932
225	Travis Perkins plc	7,141
559	UBM plc	4,827
438	Unilever N.V., CVA	19,086
5,669	Vodafone Group plc	19,975
383	WPP plc	8,931

		355,266

	United States — 0.3%
133	Carnival plc	6,071

	Total Common Stocks (Cost $1,716,378)	1,895,725

Preferred Stocks — 0.9%
	Germany — 0.9%
69	Henkel AG & Co. KGaA	7,970
38	Volkswagen AG	9,794

	Total Preferred Stocks (Cost $14,406)	17,764

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 1.7%
	Investment Company — 1.7%
33,135	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $33,135)	33,135

	Total Investments — 100.1% (Cost $1,763,919)	1,946,624
	Liabilities in Excess of Other Assets — (0.1)%	(1,446)

	NET ASSETS — 100.0%	$1,945,178

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.8%
Pharmaceuticals	9.6
Insurance	6.9
Oil, Gas & Consumable Fuels	5.4
Automobiles	5.2
Metals & Mining	3.7
Food Products	3.3
Diversified Telecommunication Services	2.9
Household Durables	2.8
Media	2.4
Beverages	2.2
Capital Markets	2.2
Tobacco	2.2
Real Estate Management & Development	2.1
Machinery	2.0
Wireless Telecommunication Services	1.9
Electric Utilities	1.9
Auto Components	1.8
Trading Companies & Distributors	1.7
Chemicals	1.6
Technology Hardware, Storage & Peripherals	1.5
Aerospace & Defense	1.2
Household Products	1.1
Electrical Equipment	1.0
Real Estate Investment Trusts (REITs)	1.0
Construction & Engineering	1.0
Semiconductors & Semiconductor Equipment	1.0
IT Services	1.0
Others (each less than 1.0%)	13.9
Short-Term Investment	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

J.P. Morgan International Equity Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2015 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NVDR	— Non Voting Depositary Receipt
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of April 30, 2015.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are as follows (amounts in thousands):

Fund	Value	Percentage
Emerging Economies Fund	$723,223	86.1%
Emerging Markets Equity Fund	1,518,387	72.3
Emerging Markets Equity Income Fund	2,363	77.9
Global Research Enhanced Index Fund	2,044,848	37.6
Global Unconstrained Equity Fund	1,448	29.8
International Equity Fund	2,688,606	95.6
International Equity Income Fund	91,631	93.5
International Opportunities Fund	1,883,691	96.8
International Research Enhanced Equity Fund	781,244	97.0
International Unconstrained Equity Fund	16,092	76.1
International Value Fund	2,427,245	97.7
Intrepid International Fund	1,888,551	97.0

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund		Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
ASSETS:
Investments in non-affiliates, at value	$829,127		$2,078,710		$3,034		$6,280,347
Investments in affiliates, at value	10,500		22,701		—		225,787

Total investment securities, at value	839,627		2,101,411		3,034		6,506,134
Cash	1,191		2,044		65		956
Foreign currency, at value	916		1,779		7		1,247
Deposits at broker for futures contracts	—		—		—		9,008
Receivables:
Investment securities sold	2,010		—		14		39,597
Fund shares sold	1,060		3,740		—		5,799
Dividends from non-affiliates	992		1,085		8		11,917
Dividends from affiliates	—	(a)	1		—		7
Tax reclaims	—		—		—		3,131
Due from Adviser	—		—		50		—
Deferred offering costs	—		—		75		—
Other assets	—		—		5		112

Total Assets	845,796		2,110,060		3,258		6,577,908

LIABILITIES:
Payables:
Investment securities purchased	350		4,914		16		43,163
Fund shares redeemed	158		12,549		—		2,065
Variation margin on futures contracts	—		—		—		2,259
Accrued liabilities:
Investment advisory fees	632		1,604		—		308
Administration fees	31		68		—		—
Distribution fees	10		95		—	(a)	—	(a)
Shareholder servicing fees	74		122		1		1,334
Custodian and accounting fees	456		1,049		29		96
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)	7
Deferred India capital gains tax	167		507		—		—
Audit fees	16		18		35		37
Other	55		658		2		66

Total Liabilities	1,949		21,584		83		49,335

Net Assets	$843,847		$2,088,476		$3,175		$6,528,573

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Emerging Economies Fund	Emerging Markets Equity Fund	Emerging Markets Equity Income Fund	Global Research Enhanced Index Fund
NET ASSETS:
Paid-in-Capital	$894,422	$1,761,523	$3,048	$5,939,461
Accumulated undistributed (distributions in excess of) net investment income	(793)	4,912	6	40,073
Accumulated net realized gains (losses)	(158,958)	3,416	(19)	(29,931)
Net unrealized appreciation (depreciation)	109,176	318,625	140	578,970

Total Net Assets	$843,847	$2,088,476	$3,175	$6,528,573

Net Assets:
Class A	$34,723	$285,598	$31	$66
Class B	—	1,884	—	—
Class C	4,861	55,560	36	66
Class R2	—	—	—	66
Class R5	533,061	—	21	—
Class R6	—	763,520	21	—
Institutional Class	—	404,322	—	—
Select Class	271,202	577,592	3,066	6,528,375

Total	$843,847	$2,088,476	$3,175	$6,528,573

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	2,589	12,543	2	3
Class B	—	84	—	—
Class C	367	2,507	2	3
Class R2	—	—	—	3
Class R5	39,549	—	1	—
Class R6	—	32,616	2	—
Institutional Class	—	17,249	—	—
Select Class	20,179	24,835	196	341,956

Net Asset Value (a):
Class A — Redemption price per share	$13.41	$22.77	$15.61	$19.08
Class B — Offering price per share (b)	—	22.37	—	—
Class C — Offering price per share (b)	13.24	22.16	15.58	19.03
Class R2 — Offering and redemption price per share	—	—	—	19.06
Class R5 — Offering and redemption price per share	13.48	—	15.64	—
Class R6 — Offering and redemption price per share	—	23.41	15.64	—
Institutional Class — Offering and redemption price per share	—	23.44	—	—
Select Class — Offering and redemption price per share	13.44	23.26	15.63	19.09
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$14.15	$24.03	$16.47	$20.14

Cost of investments in non-affiliates	$719,800	$1,759,546	$2,894	$5,701,742
Cost of investments in affiliates	10,500	22,701	—	225,787
Cost of foreign currency	895	1,728	7	1,223

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Global Unconstrained Equity Fund		International Equity Fund	International Equity Income Fund		International Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$4,700		$2,764,255	$95,110		$1,883,691
Investments in affiliates, at value	162		47,731	2,843		62,979

Total investment securities, at value	4,862		2,811,986	97,953		1,946,670
Cash	36		49	20		894
Foreign currency, at value	2		1,699	132		—
Deposits at broker for futures contracts	—		—	—		1,648
Receivables:
Investment securities sold	136		—	—		18,649
Fund shares sold	5		2,512	467		1,857
Dividends from non-affiliates	4		11,810	366		7,014
Dividends from affiliates	—	(a)	3	—	(a)	2
Tax reclaims	4		4,374	85		3,172
Unrealized appreciation on forward foreign currency exchange contracts	—		—	—		7,941
Due from Adviser	61		—	—		—
Other assets	47		—	17		—

Total Assets	5,157		2,832,433	99,040		1,987,847

LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—		—	—		167
Investment securities purchased	154		5,695	—		2,353
Fund shares redeemed	—		14,672	7		20,198
Variation margin on futures contracts	—		—	—		424
Unrealized depreciation on forward foreign currency exchange contracts	—		20	—		6,744
Accrued liabilities:
Investment advisory fees	—		1,678	23		950
Administration fees	—		94	—		131
Distribution fees	—	(a)	60	14		29
Shareholder servicing fees	1		109	9		22
Custodian and accounting fees	18		200	23		166
Trustees’ and Chief Compliance Officer’s fees	—		3	—	(a)	3
Audit fees	34		—	27		5
Transfer agent fees	3		140	12		61
Other	—	(a)	60	—		11

Total Liabilities	210		22,731	115		31,264

Net Assets	$4,947		$2,809,702	$98,925		$1,956,583

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Global Unconstrained Equity Fund	International Equity Fund	International Equity Income Fund	International Opportunities Fund
NET ASSETS:
Paid-in-Capital	$4,243	$2,349,301	$87,440	$1,748,626
Accumulated undistributed (distributions in excess of) net investment income	9	11,423	(410)	14,669
Accumulated net realized gains (losses)	51	(15,051)	6,257	(46,384)
Net unrealized appreciation (depreciation)	644	464,029	5,638	239,672

Total Net Assets	$4,947	$2,809,702	$98,925	$1,956,583

Net Assets:
Class A	$85	$207,530	$61,349	$138,392
Class B	—	710	—	134
Class C	101	28,588	4,401	1,722
Class R2	80	1,118	649	—
Class R5	82	63,086	623	—
Class R6	82	1,960,752	21	1,713,040
Institutional Class	—	—	—	49,401
Select Class	4,517	547,918	31,882	53,894

Total	$4,947	$2,809,702	$98,925	$1,956,583

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	5	12,741	3,652	9,056
Class B	—	45	—	9
Class C	5	1,844	263	116
Class R2	4	69	39	—
Class R5	4	3,817	37	—
Class R6	5	118,648	1	110,360
Institutional Class	—	—	—	3,180
Select Class	248	33,182	1,893	3,484

Net Asset Value (a):
Class A — Redemption price per share	$18.17	$16.29	$16.80	$15.28
Class B — Offering price per share (b)	—	15.72	—	15.38
Class C — Offering price per share (b)	18.09	15.50	16.73	14.85
Class R2 — Offering and redemption price per share	18.13	16.22	16.78	—
Class R5 — Offering and redemption price per share	18.24	16.53	16.85	—
Class R6 — Offering and redemption price per share	18.25	16.53	16.83	15.52
Institutional Class — Offering and redemption price per share	—	—	—	15.54
Select Class — Offering and redemption price per share	18.21	16.51	16.84	15.47
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$19.18	$17.19	$17.73	$16.13

Cost of investments in non-affiliates	$4,056	$2,300,134	$89,474	$1,644,731
Cost of investments in affiliates	162	47,731	2,843	62,979
Cost of foreign currency	2	1,699	129	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
ASSETS:
Investments in non-affiliates, at value	$787,348		$19,559		$2,479,471	$1,913,489
Investments in affiliates, at value	17,887		1,600		4,663	33,135

Total investment securities, at value	805,235		21,159		2,484,134	1,946,624
Cash	275		50		49	427
Foreign currency, at value	6,820		—	(a)	785	107
Deposits at broker for futures contracts	1,192		264		606	—
Due from custodian	2,057		—		—	—
Receivables:
Investment securities sold	—		46		46,315	10,831
Fund shares sold	204		1,946		8,833	1,861
Dividends from non-affiliates	2,950		34		14,094	7,228
Dividends from affiliates	1		—	(a)	1	1
Tax reclaims	1,384		9		4,614	1,714
Unrealized appreciation on forward foreign currency exchange contracts	—		—		43,448	—
Due from Adviser	—		6		—	—
Other assets	—		—		—	75

Total Assets	820,118		23,514		2,602,879	1,968,868

LIABILITIES:
Payables:
Investment securities purchased	8,247		1,418		27,661	15,368
Fund shares redeemed	405		1		4,030	6,946
Variation margin on futures contracts	308		—		164	—
Unrealized depreciation on forward foreign currency exchange contracts	—		—		37,804	—
Accrued liabilities:
Investment advisory fees	9		—		1,445	947
Administration fees	2		—		202	130
Distribution fees	33		—	(a)	146	28
Shareholder servicing fees	151		2		164	151
Custodian and accounting fees	88		15		268	62
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—		6	3
Other	104		25		770	55

Total Liabilities	9,347		1,461		72,660	23,690

Net Assets	$810,771		$22,053		$2,530,219	$1,945,178

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
NET ASSETS:
Paid-in-Capital	$682,289	$20,859		$2,563,263	$2,311,278
Accumulated undistributed (distributions in excess of) net investment income	6,136	31		3,376	13,945
Accumulated net realized gains (losses)	6,060	76		(345,866)	(562,831)
Net unrealized appreciation (depreciation)	116,286	1,087		309,446	182,786

Total Net Assets	$810,771	$22,053		$2,530,219	$1,945,178

Net Assets:
Class A	$92,205	$1,079		$623,800	$132,076
Class B	1,327	—		1,189	—
Class C	20,161	354		31,595	1,691
Class R2	3,080	21		1,729	292
Class R5	—	21		—	—
Class R6	—	21		7,270	—
Institutional Class	—	—		1,598,600	1,793,896
Select Class	693,998	20,557		266,036	17,223

Total	$810,771	$22,053		$2,530,219	$1,945,178

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	5,239	58		44,156	6,447
Class B	83	—		84	—
Class C	1,192	19		2,298	82
Class R2	179	—	(a)	124	14
Class R5	—	—	(a)	—	—
Class R6	—	—	(a)	505	—
Institutional Class	—	—		111,116	85,688
Select Class	39,118	1,093		18,372	810

Net Asset Value (b):
Class A — Redemption price per share	$17.60	$18.72		$14.13	$20.49
Class B — Offering price per share (c)	15.97	—		14.12	—
Class C — Offering price per share (c)	16.91	18.61		13.75	20.71
Class R2 — Offering and redemption price per share	17.27	18.72		13.93	20.35
Class R5 — Offering and redemption price per share	—	18.84		—	—
Class R6 — Offering and redemption price per share	—	18.84		14.40	—
Institutional Class — Offering and redemption price per share	—	—		14.39	20.94
Select Class — Offering and redemption price per share	17.74	18.81		14.48	21.26
Class A maximum sales charge	5.25%	5.25%		5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$18.58	$19.76		$14.91	$21.63

Cost of investments in non-affiliates	$670,909	$18,472		$2,175,480	$1,730,784
Cost of investments in affiliates	17,887	1,600		4,663	33,135
Cost of foreign currency	6,932	—	(c)	770	108

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund		Emerging Markets Equity Income Fund (a)		Global Research Enhanced Index Fund
INVESTMENT INCOME:
Interest income from affiliates	$1		$4		$—		$—
Dividend income from non-affiliates	11,646		21,489		48		65,815
Dividend income from affiliates	2		6		—	(b)	43
Foreign taxes withheld	(1,075)		(1,426)		(4)		(2,892)

Total investment income	10,574		20,073		44		62,966

EXPENSES:
Investment advisory fees	5,216		11,471		12		5,368
Administration fees	429		943		1		2,204
Distribution fees:
Class A	77		405		—	(b)	—	(b)
Class B	—		8		—		—
Class C	18		204		—	(b)	—	(b)
Class R2	—		—		—		—	(b)
Shareholder servicing fees:
Class A	77		405		—	(b)	—	(b)
Class B	—		3		—		—
Class C	6		68		—	(b)	—	(b)
Class R2	—		—		—		—	(b)
Class R5	177		—		—	(b)	—
Institutional Class	—		199		—		—
Select Class	336		690		3		6,710
Custodian and accounting fees	354		653		29		131
Interest expense to affiliates	12		11		—	(b)	2
Professional fees	42		57		35		63
Trustees’ and Chief Compliance Officer’s fees	5		10		—	(b)	26
Printing and mailing costs	18		222		2		44
Registration and filing fees	38		110		—	(b)	160
Transfer agent fees	32		61		1		28
Sub-transfer agent fees (See Note 2.I.)	98		671		—		3
Offering costs	—		—		45		—
Other	7		17		5		22

Total expenses	6,942		16,208		133		14,761

Less fees waived	(482)		(1,017)		(13)		(5,860)
Less expense reimbursements	(13)		(68)		(104)		—	(a)

Net expenses	6,447		15,123		16		8,901

Net investment income (loss)	4,127		4,950		28		54,065

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(59,374	)(c)	18,405		(19)		(15,024)
Futures	—		—		—		(1,943)
Foreign currency transactions	441		1,042		—		(153)

Net realized gain (loss)	(58,933)		19,447		(19)		(17,120)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	66,901	(d)	(107,684	)(e)	140		256,934
Futures	—		—		—		(6,415)
Foreign currency translations	26		(41)		—		128

Change in net unrealized appreciation/depreciation	66,927		(107,725)		140		250,647

Net realized/unrealized gains (losses)	7,994		(88,278)		121		233,527

Change in net assets resulting from operations	$12,121		$(83,328)		$149		$287,592

(a)	Commencement of operations was December 12, 2014.
(b)	Amounts rounds to less than $1,000.
(c)	Net of India capital gains tax of approximately $(200,000) for Emerging Economies Fund.
(d)	Net of change in India capital gains tax of approximately $459,000 for Emerging Economies Fund.
(e)	Net of change in India capital gains tax of approximately $(507,000) for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Global Unconstrained Equity Fund		International Equity Fund	International Equity Income Fund	International Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—		$1	$2	$1
Dividend income from non-affiliates	34		36,426	1,968	24,248
Dividend income from affiliates	—	(a)	11	—	6
Foreign taxes withheld	(1)		(2,380)	(98)	(1,768)

Total investment income	33		34,058	1,872	22,487

EXPENSES:
Investment advisory fees	17		10,098	348	5,164
Administration fees	2		1,037	40	707
Distribution fees:
Class A	—	(a)	231	77	105
Class B	—		3	—	1
Class C	—	(a)	98	13	5
Class R2	—	(a)	3	2	—
Shareholder servicing fees:
Class A	—	(a)	231	77	105
Class B	—		1	—	— (a)
Class C	—	(a)	33	4	2
Class R2	—	(a)	1	1	—
Class R5	—	(a)	20	— (a)	—
Institutional Class	—		—	—	22
Select Class	5		592	38	59
Custodian and accounting fees	21		165	3	142
Interest expense to affiliates	—		1	2	2
Professional fees	35		48	50	53
Trustees’ and Chief Compliance Officer’s fees	—	(a)	14	1	9
Printing and mailing costs	6		80	11	30
Registration and filing fees	47		76	53	58
Transfer agent fees	3		38	5	19
Sub-transfer agent fees (See Note 2.I.)	—		294	28	117
Other	4		15	4	12

Total expenses	140		13,079	757	6,612

Less fees waived	(20)		(1,686)	(195)	(100)
Less expense reimbursements	(98)		(12)	—	(2)

Net expenses	22		11,381	562	6,510

Net investment income (loss)	11		22,677	1,310	15,977

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	63		(3,801)	6,473	(20,858)
Futures	—		—	—	1,955
Foreign currency transactions	(1)		743	52	(15,188)

Net realized gain (loss)	62		(3,058)	6,525	(34,091)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	262		172,294	(3,799)	119,773
Futures	—		—	—	(426)
Foreign currency translations	—	(a)	226	8	3,679

Change in net unrealized appreciation/depreciation	262		172,520	(3,791)	123,026

Net realized/unrealized gains (losses)	324		169,462	2,734	88,935

Change in net assets resulting from operations	$335		$192,139	$4,044	$104,912

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$11,664	$70		$47,740	$28,581
Dividend income from affiliates	4	—	(a)	4	8
Foreign taxes withheld	(668)	(5)		(3,797)	(2,045)

Total investment income	11,000	65		43,947	26,544

EXPENSES:
Investment advisory fees	709	24		10,529	6,260
Administration fees	291	3		1,442	707
Distribution fees:
Class A	113	1		679	142
Class B	5	—		5	—
Class C	74	1		111	5
Class R2	7	—	(a)	4	— (a)
Shareholder servicing fees:
Class A	113	1		679	142
Class B	2	—		2	—
Class C	24	—	(a)	37	2
Class R2	4	—	(a)	2	— (a)
Class R5	—	—	(a)	—	—
Institutional Class	—	—		1,320	795
Select Class	743	7		340	20
Custodian and accounting fees	58	17		223	112
Interest expense to affiliates	— (a)	—		8	— (a)
Professional fees	83	36		82	59
Trustees’ and Chief Compliance Officer’s fees	4	—	(a)	19	9
Printing and mailing costs	47	2		251	17
Registration and filing fees	49	48		158	66
Transfer agent fees	38	4		37	9
Sub-transfer agent fees (See Note 2.I.)	98	—	(a)	2,344	116
Other	7	4		18	9

Total expenses	2,469	148		18,290	8,470

Less fees waived	(1,048)	(30)		(344)	(725)
Less expense reimbursements	(4)	(85)		(33)	— (a)

Net expenses	1,417	33		17,913	7,745

Net investment income (loss)	9,583	32		26,034	18,799

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	5,820 (b)	63		22,337	(17,799)
Investment in affiliates	—	—	(a)	—	—
Futures	3,286	(9)		4,479	—
Foreign currency transactions	(47)	21		(7,771)	(254)

Net realized gain (loss)	9,059	75		19,045	(18,053)

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	27,002	726		66,609	118,952
Futures	69	—		484	—
Foreign currency translations	(46)	—	(a)	2,816	201

Change in net unrealized appreciation/depreciation	27,025	726		69,909	119,153

Net realized/unrealized gains (losses)	36,084	801		88,954	101,100

Change in net assets resulting from operations	$45,667	$833		$114,988	$119,899

(a)	Amounts rounds to less than $1,000.
(b)	Net of India capital gains tax of less than $1,000 for International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,127	$22,372	$4,950	$28,370
Net realized gain (loss)	(58,933)	(32,703)	19,447	80,394
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	66,927	(12,476)	(107,725)	(77,244)

Change in net assets resulting from operations	12,121	(22,807)	(83,328)	31,521

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,309)	(788)	(2,876)	(1,101)
Class B
From net investment income	—	—	(3)	—
Class C
From net investment income	(54)	(39)	(188)	—
Class R5
From net investment income	(17,780)	(10,129)	—	—
Class R6
From net investment income	—	—	(14,467)	—
Institutional Class
From net investment income	—	—	(4,060)	(17,566)
Select Class
From net investment income	(4,910)	(3,202)	(5,672)	(1,422)

Total distributions to shareholders	(24,053)	(14,158)	(27,266)	(20,089)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(370,894)	234,052	(335,904)	(888,151)

NET ASSETS:
Change in net assets	(382,826)	197,087	(446,498)	(876,719)
Beginning of period	1,226,673	1,029,586	2,534,974	3,411,693

End of period	$843,847	$1,226,673	$2,088,476	$2,534,974

Accumulated undistributed (distributions in excess of) net investment income	$(793)	$19,133	$4,912	$27,228

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
	Period Ended April 30, 2015 (Unaudited) (a)		Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28		$54,065	$61,329
Net realized gain (loss)	(19)		(17,120)	41,381
Distributions of capital gains received from investment company affiliates	—		—	1
Change in net unrealized appreciation/depreciation	140		250,647	166,613

Change in net assets resulting from operations	149		287,592	269,324

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	(b)	(1)	(1)
From net realized gains	—		(1)	— (b)
Class C
From net investment income	—	(b)	— (b)	— (b)
From net realized gains	—		(1)	(1)
Class R2
From net investment income	—		— (b)	— (b)
From net realized gains	—		(1)	— (b)
Class R5
From net investment income	—	(b)	—	—
Class R6
From net investment income	—	(b)	—	—
Select Class
From net investment income	(22)		(71,222)	(20,542)
From net realized gains	—		(47,876)	(11,342)

Total distributions to shareholders	(22)		(119,102)	(31,886)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,048		2,782,370	1,445,076

NET ASSETS:
Change in net assets	3,175		2,950,860	1,682,514
Beginning of period	—		3,577,713	1,895,199

End of period	$3,175		$6,528,573	$3,577,713

Accumulated undistributed (distributions in excess of) net investment income	$6		$40,073	$57,231

(a)	Commencement of operations was December 12, 2014.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Global Unconstrained Equity Fund		International Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11	$66	$22,677	$62,055
Net realized gain (loss)	62	535	(3,058)	21,283
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	262	(261)	172,520	(123,792)

Change in net assets resulting from operations	335	340	192,139	(40,453)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1)	(1)	(747)	(4,391)
From net realized gains	(9)	(6)	—	—
Class B
From net investment income	—	—	(1)	(22)
Class C
From net investment income	— (a)	— (a)	(59)	(530)
From net realized gains	(9)	(6)	—	—
Class R2
From net investment income	(1)	(1)	(3)	(28)
From net realized gains	(9)	(6)	—	—
Class R5
From net investment income	(1)	(1)	(461)	(2,846)
From net realized gains	(9)	(6)	—	—
Class R6
From net investment income	(1)	(1)	(9,888)	(42,018)
From net realized gains	(9)	(6)	—	—
Select Class
From net investment income	(61)	(45)	(2,329)	(11,524)
From net realized gains	(496)	(341)	—	—

Total distributions to shareholders	(606)	(420)	(13,488)	(61,359)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	686	420	144,261	583,648

NET ASSETS:
Change in net assets	415	340	322,912	481,836
Beginning of period	4,532	4,192	2,486,790	2,004,954

End of period	$4,947	$4,532	$2,809,702	$2,486,790

Accumulated undistributed (distributions in excess of) net investment income	$9	$63	$11,423	$2,234

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Income Fund		International Opportunities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,310	$6,461	$15,977	$46,795
Net realized gain (loss)	6,525	163	(34,091)	56,651
Distributions of capital gains received from investment company affiliates	—	— (a)	—	1
Change in net unrealized appreciation/depreciation	(3,791)	(3,023)	123,026	(130,096)

Change in net assets resulting from operations	4,044	3,601	104,912	(26,649)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,825)	(2,495)	(1,196)	(964)
From net realized gains	(747)	(419)	—	—
Class B
From net investment income	—	—	(3)	—
Class C
From net investment income	(79)	(109)	(26)	(6)
From net realized gains	(30)	(16)	—	—
Class R2
From net investment income	(14)	(21)	—	—
From net realized gains	(5)	(4)	—	—
Class R5
From net investment income	(16)	(26)	—	—
From net realized gains	(6)	(4)	—	—
Class R6 (b)
From net investment income	— (a)	—	(43,134)	(14,924)
Institutional Class
From net investment income	—	—	(1,208)	(670)
Select Class
From net investment income	(896)	(2,019)	(1,161)	(395)
From net realized gains	(342)	(434)	—	—

Total distributions to shareholders	(3,960)	(5,547)	(46,728)	(16,959)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(15,221)	8,324	142,553	361,687

NET ASSETS:
Change in net assets	(15,137)	6,378	200,737	318,079
Beginning of period	114,062	107,684	1,755,846	1,437,767

End of period	$98,925	$114,062	$1,956,583	$1,755,846

Accumulated undistributed (distributions in excess of) net investment income	$(410)	$1,110	$14,669	$45,420

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class shares effective January 30, 2015 for International Equity Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,583	$15,366	$32	$51
Net realized gain (loss)	9,059	118,095	75	314
Distributions of capital gains received from investment company affiliates	—	— (a)	—	—
Change in net unrealized appreciation/depreciation	27,025	(138,448)	726	(468)

Change in net assets resulting from operations	45,667	(4,987)	833	(103)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,144)	(2,006)	(3)	(1)
From net realized gains	(14,822)	(1,739)	(23)	(6)
Class B
From net investment income	(30)	(38)	—	—
From net realized gains	(279)	(46)	—	—
Class C
From net investment income	(384)	(316)	(1)	(1)
From net realized gains	(3,366)	(361)	(9)	(5)
Class R2
From net investment income	(65)	(31)	(1)	— (a)
From net realized gains	(441)	(30)	(5)	(4)
Class R5
From net investment income	—	—	(1)	(1)
From net realized gains	—	—	(5)	(4)
Class R6
From net investment income	—	—	(1)	(1)
From net realized gains	—	—	(5)	(5)
Select Class
From net investment income	(14,339)	(9,519)	(44)	(40)
From net realized gains	(90,006)	(7,401)	(267)	(251)

Total distributions to shareholders	(125,876)	(21,487)	(365)	(319)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	207,476	111,002	17,021	690

NET ASSETS:
Change in net assets	127,267	84,528	17,489	268
Beginning of period	683,504	598,976	4,564	4,296

End of period	$810,771	$683,504	$22,053	$4,564

Accumulated undistributed (distributions in excess of) net investment income	$6,136	$13,515	$31	$50

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Value Fund		Intrepid International Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,034	$123,084	$18,799	$22,694
Net realized gain (loss)	19,045	129,378	(18,053)	15,949
Distributions of capital gains received from investment company affiliates	—	1	—	— (a)
Change in net unrealized appreciation/depreciation	69,909	(403,321)	119,153	(71,955)

Change in net assets resulting from operations	114,988	(150,858)	119,899	(33,312)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(17,828)	(5,106)	(1,178)	(764)
Class B
From net investment income	(34)	(26)	—	—
Class C
From net investment income	(874)	(395)	(7)	(7)
Class R2
From net investment income	(54)	(18)	(1)	(1)
Class R6
From net investment income	(1,141)	(2,279)	—	—
Institutional Class
From net investment income	(104,543)	(53,459)	(23,132)	(9,080)
Select Class
From net investment income	(10,060)	(2,160)	(194)	(181)

Total distributions to shareholders	(134,534)	(63,443)	(24,512)	(10,033)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,239,915)	927,458	256,428	978,829

NET ASSETS:
Change in net assets	(1,259,461)	713,157	351,815	935,484
Beginning of period	3,789,680	3,076,523	1,593,363	657,879

End of period	$2,530,219	$3,789,680	$1,945,178	$1,593,363

Accumulated undistributed (distributions in excess of) net investment income	$3,376	$111,876	$13,945	$19,658

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,863	$47,826	$71,627	$145,167
Distributions reinvested	703	486	2,387	933
Cost of shares redeemed	(62,625)	(34,401)	(124,258)	(129,933)

Change in net assets resulting from Class A capital transactions	$(44,059)	$13,911	$(50,244)	$16,167

Class B
Proceeds from shares issued	$—	$—	$63	$89
Distributions reinvested	—	—	3	—
Cost of shares redeemed	—	—	(776)	(1,668)

Change in net assets resulting from Class B capital transactions	$—	$—	$(710)	$(1,579)

Class C
Proceeds from shares issued	$377	$1,870	$6,564	$15,814
Distributions reinvested	54	39	176	—
Cost of shares redeemed	(983)	(1,443)	(5,724)	(16,476)

Change in net assets resulting from Class C capital transactions	$(552)	$466	$1,016	$(662)

Class R5
Proceeds from shares issued	$128,855	$310,191	$—	$—
Distributions reinvested	17,780	10,129	—	—
Cost of shares redeemed	(451,071)	(118,184)	—	—

Change in net assets resulting from Class R5 capital transactions	$(304,436)	$202,136	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$117,392	$1,092,999
Distributions reinvested	—	—	14,467	—
Cost of shares redeemed	—	—	(444,612)	(58,952)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$(312,753)	$1,034,047

Institutional Class
Proceeds from shares issued	$—	$—	$85,193	$1,560,275
Distributions reinvested	—	—	2,196	14,367
Cost of shares redeemed	—	—	(78,340)	(2,227,333)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$9,049	$(652,691)

Select Class
Proceeds from shares issued	$17,648	$70,981	$101,575	$187,126
Distributions reinvested	4,292	3,170	5,148	1,240
Cost of shares redeemed	(43,787)	(56,612)	(88,985)	(1,471,799)

Change in net assets resulting from Select Class capital transactions	$(21,847)	$17,539	$17,738	$(1,283,433)

Total change in net assets resulting from capital transactions	$(370,894)	$234,052	$(335,904)	$(888,151)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	1,421	3,659	3,160	6,380
Reinvested	58	37	110	43
Redeemed	(5,045)	(2,653)	(5,506)	(5,838)

Change in Class A Shares	(3,566)	1,043	(2,236)	585

Class B
Issued	—	—	3	5
Reinvested	—	—	— (a)	—
Redeemed	—	—	(35)	(76)

Change in Class B Shares	—	—	(32)	(71)

Class C
Issued	30	143	297	714
Reinvested	5	3	8	—
Redeemed	(80)	(113)	(262)	(755)

Change in Class C Shares	(45)	33	43	(41)

Class R5
Issued	9,917	23,523	—	—
Reinvested	1,470	781	—	—
Redeemed	(36,335)	(9,179)	—	—

Change in Class R5 Shares	(24,948)	15,125	—	—

Class R6
Issued	—	—	4,973	48,796
Reinvested	—	—	646	—
Redeemed	—	—	(19,250)	(2,549)

Change in Class R6 Shares	—	—	(13,631)	46,247

Institutional Class
Issued	—	—	3,670	68,256
Reinvested	—	—	98	642
Redeemed	—	—	(3,368)	(99,390)

Change in Institutional Class Shares	—	—	400	(30,492)

Select Class
Issued	1,417	5,554	4,401	8,139
Reinvested	355	245	231	56
Redeemed	(3,469)	(4,249)	(3,865)	(65,118)

Change in Select Class Shares	(1,697)	1,550	767	(56,923)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
	Period Ended April 30, 2015 (a) (Unaudited)		Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30		$—	$—
Distributions reinvested	—	(b)	2	1

Change in net assets resulting from Class A capital transactions	$30		$2	$1

Class C
Proceeds from shares issued	$34		$—	$—
Distributions reinvested	—	(b)	1	1

Change in net assets resulting from Class C capital transactions	$34		$1	$1

Class R2
Distributions reinvested	$—		$1	$—	(b)

Change in net assets resulting from Class R2 capital transactions	$—		$1	$—	(b)

Class R5
Proceeds from shares issued	$20		$—	$—
Distributions reinvested	—	(b)	—	—

Change in net assets resulting from Class R5 capital transactions	$20		$—	$—

Class R6
Proceeds from shares issued	$20		$—	$—
Distributions reinvested	—	(b)	—	—

Change in net assets resulting from Class R6 capital transactions	$20		$—	$—

Select Class
Proceeds from shares issued	$2,922		$3,032,195	$1,641,002
Distributions reinvested	22		12,872	5,200
Cost of shares redeemed	—		(262,701)	(201,128)

Change in net assets resulting from Select Class capital transactions	$2,944		$2,782,366	$1,445,074

Total change in net assets resulting from capital transactions	$3,048		$2,782,370	$1,445,076

(a)	Commencement of operations was December 12, 2014.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
	Period Ended April 30, 2015 (a) (Unaudited)		Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	2		—		—
Reinvested	—	(b)	—	(b)	—	(b)

Change in Class A Shares	2		—	(b)	—	(b)

Class C
Issued	2		—		—
Reinvested	—	(b)	—	(b)	—	(b)

Change in Class C Shares	2		—	(b)	—	(b)

Class R2
Reinvested	—		—	(b)	—	(b)

Change in Class R2 Shares	—		—	(b)	—	(b)

Class R5
Issued	1		—		—
Reinvested	—	(b)	—		—

Change in Class R5 Shares	1		—		—

Class R6
Issued	2		—		—
Reinvested	—	(b)	—		—

Change in Class R6 Shares	2		—		—

Select Class
Issued	195		165,097		91,856
Reinvested	1		703		299
Redeemed	—		(14,041)		(11,083)

Change in Select Class Shares	196		151,759		81,072

(a)	Commencement of operations was December 12, 2014.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Global Unconstrained Equity Fund		International Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5	$—	$58,302	$109,712
Distributions reinvested	10	7	458	2,850
Cost of shares redeemed	—	—	(49,371)	(107,650)

Change in net assets resulting from Class A capital transactions	$15	$7	$9,389	$4,912

Class B
Proceeds from shares issued	$—	$—	$9	$21
Distributions reinvested	—	—	1	18
Cost of shares redeemed	—	—	(310)	(741)

Change in net assets resulting from Class B capital transactions	$—	$—	$(300)	$(702)

Class C
Proceeds from shares issued	$21	$—	$3,235	$8,687
Distributions reinvested	9	6	46	408
Cost of shares redeemed	—	—	(2,734)	(5,189)

Change in net assets resulting from Class C capital transactions	$30	$6	$547	$3,906

Class R2
Proceeds from shares issued	$—	$—	$117	$461
Distributions reinvested	10	7	3	18
Cost of shares redeemed	—	—	(476)	(237)

Change in net assets resulting from Class R2 capital transactions	$10	$7	$(356)	$242

Class R5
Proceeds from shares issued	$—	$—	$5,298	$20,589
Distributions reinvested	10	7	461	2,846
Cost of shares redeemed	—	—	(42,671)	(30,870)

Change in net assets resulting from Class R5 capital transactions	$10	$7	$(36,912)	$(7,435)

Class R6
Proceeds from shares issued	$—	$—	$311,399	$512,142
Distributions reinvested	10	7	9,888	42,018
Cost of shares redeemed	—	—	(169,226)	(54,301)

Change in net assets resulting from Class R6 capital transactions	$10	$7	$152,061	$499,859

Select Class
Proceeds from shares issued	$54	$—	$113,243	$146,738
Distributions reinvested	557	386	2,145	10,417
Cost of shares redeemed	—	—	(95,556)	(74,289)

Change in net assets resulting from Select Class capital transactions	$611	$386	$19,832	$82,866

Total change in net assets resulting from capital transactions	$686	$420	$144,261	$583,648

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Unconstrained Equity Fund				International Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014		Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	—	(a)	—		3,774	6,902
Reinvested	1		—	(a)	30	177
Redeemed	—		—		(3,275)	(6,712)

Change in Class A Shares	1		—	(a)	529	367

Class B
Issued	—		—		1	1
Reinvested	—		—		— (a)	1
Redeemed	—		—		(21)	(48)

Change in Class B Shares	—		—		(20)	(46)

Class C
Issued	1		—		218	572
Reinvested	—	(a)	—	(a)	3	27
Redeemed	—		—		(188)	(344)

Change in Class C Shares	1		—	(a)	33	255

Class R2
Issued	—		—		8	28
Reinvested	1		—	(a)	— (a)	1
Redeemed	—		—		(31)	(15)

Change in Class R2 Shares	1		—	(a)	(23)	14

Class R5
Issued	—		—		339	1,286
Reinvested	—	(a)	1		29	174
Redeemed	—		—		(2,742)	(1,900)

Change in Class R5 Shares	—	(a)	1		(2,374)	(440)

Class R6
Issued	—		—		20,264	32,114
Reinvested	1		1		628	2,576
Redeemed	—		—		(11,020)	(3,336)

Change in Class R6 Shares	1		1		9,872	31,354

Select Class
Issued	3		—		7,231	9,057
Reinvested	33		21		136	638
Redeemed	—		—		(6,172)	(4,642)

Change in Select Class Shares	36		21		1,195	5,053

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	International Equity Income Fund		International Opportunities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$34,416	$46,956	$84,580	$67,670
Distributions reinvested	1,390	1,278	667	470
Cost of shares redeemed	(48,904)	(21,768)	(61,957)	(79,052)

Change in net assets resulting from Class A capital transactions	$(13,098)	$26,466	$23,290	$(10,912)

Class B
Proceeds from shares issued	$—	$—	$— (a)	$10
Distributions reinvested	—	—	3	—
Cost of shares redeemed	—	—	(67)	(294)

Change in net assets resulting from Class B capital transactions	$—	$—	$(64)	$(284)

Class C
Proceeds from shares issued	$1,496	$1,873	$386	$830
Distributions reinvested	107	122	23	5
Cost of shares redeemed	(825)	(360)	(177)	(449)

Change in net assets resulting from Class C capital transactions	$778	$1,635	$232	$386

Class R2
Proceeds from shares issued	$42	$—	$—	$—
Distributions reinvested	19	25	—	—

Change in net assets resulting from Class R2 capital transactions	$61	$25	$—	$—

Class R5
Proceeds from shares issued	$1	$—	$—	$—
Distributions reinvested	22	30	—	—

Change in net assets resulting from Class R5 capital transactions	$23	$30	$—	$—

Class R6 (b)
Proceeds from shares issued	$20	$—	$172,186	$400,224
Distributions reinvested	— (a)	—	43,134	14,924
Cost of shares redeemed	—	—	(92,797)	(41,399)

Change in net assets resulting from Class R6 capital transactions	$20	$—	$122,523	$373,749

Institutional Class
Proceeds from shares issued	$—	$—	$7,324	$16,360
Distributions reinvested	—	—	832	435
Cost of shares redeemed	—	—	(16,267)	(19,108)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$(8,111)	$(2,313)

Select Class
Proceeds from shares issued	$13,417	$21,191	$8,847	$17,796
Distributions reinvested	810	1,790	899	325
Cost of shares redeemed	(17,232)	(42,813)	(5,063)	(17,060)

Change in net assets resulting from Select Class capital transactions	$(3,005)	$(19,832)	$4,683	$1,061

Total change in net assets resulting from capital transactions	$(15,221)	$8,324	$142,553	$361,687

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class shares effective January 30, 2015 for International Equity Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Income Fund		International Opportunities Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	2,097	2,826	5,772	4,461
Reinvested	87	77	47	31
Redeemed	(3,081)	(1,300)	(4,239)	(5,136)

Change in Class A Shares	(897)	1,603	1,580	(644)

Class B
Issued	—	—	1	— (a)
Reinvested	—	—	— (a)	—
Redeemed	—	—	(5)	(19)

Change in Class B Shares	—	—	(4)	(19)

Class C
Issued	90	113	26	56
Reinvested	7	7	2	1
Redeemed	(50)	(22)	(12)	(31)

Change in Class C Shares	47	98	16	26

Class R2
Issued	3	—	—	—
Reinvested	1	2	—	—

Change in Class R2 Shares	4	2	—	—

Class R5
Reinvested	1	2	—	—

Change in Class R5 Shares	1	2	—	—

Class R6 (b)
Issued	1	—	11,782	26,049
Reinvested	— (a)	—	2,979	972
Redeemed	—	—	(6,169)	(2,625)

Change in Class R6 Shares	1	—	8,592	24,396

Institutional Class
Issued	—	—	485	1,053
Reinvested	—	—	57	28
Redeemed	—	—	(1,087)	(1,230)

Change in Institutional Class Shares	—	—	(545)	(149)

Select Class
Issued	813	1,276	605	1,159
Reinvested	50	107	62	21
Redeemed	(1,080)	(2,594)	(343)	(1,101)

Change in Select Class Shares	(217)	(1,211)	324	79

(a)	Amount rounds to less than 1,000 shares.
(b)	Commencement of offering of class shares effective January 30, 2015 for International Equity Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,026	$19,492	$831	$343
Distributions reinvested	16,487	3,637	26	7
Cost of shares redeemed	(14,971)	(30,904)	(184)	(66)

Change in net assets resulting from Class A capital transactions	$7,542	$(7,775)	$673	$284

Class B
Proceeds from shares issued	$— (a)	$33	$—	$—
Distributions reinvested	305	83	—	—
Cost of shares redeemed	(499)	(1,031)	—	—

Change in net assets resulting from Class B capital transactions	$(194)	$(915)	$—	$—

Class C
Proceeds from shares issued	$1,540	$4,045	$287	$64
Distributions reinvested	3,601	650	10	5
Cost of shares redeemed	(3,046)	(4,908)	(97)	—	(a)

Change in net assets resulting from Class C capital transactions	$2,095	$(213)	$200	$69

Class R2
Proceeds from shares issued	$1,602	$2,020	$— (a)	$—	(a)
Distributions reinvested	130	18	6	4
Cost of shares redeemed	(884)	(1,369)	(51)	—

Change in net assets resulting from Class R2 capital transactions	$848	$669	$(45)	$4

Class R5
Proceeds from shares issued	$—	$—	$— (a)	$—	(a)
Distributions reinvested	—	—	6	5
Cost of shares redeemed	—	—	(53)	—

Change in net assets resulting from Class R5 capital transactions	$—	$—	$(47)	$5

Class R6
Proceeds from shares issued	$—	$—	$— (a)	$—	(a)
Distributions reinvested	—	—	6	6
Cost of shares redeemed	—	—	(53)	—

Change in net assets resulting from Class R6 capital transactions	$—	$—	$(47)	$6

Select Class
Proceeds from shares issued	$145,318	$141,311	$19,974	$53
Distributions reinvested	93,786	14,567	311	290
Cost of shares redeemed	(41,919)	(36,642)	(3,998)	(21)

Change in net assets resulting from Select Class capital transactions	$197,185	$119,236	$16,287	$322

Total change in net assets resulting from capital transactions	$207,476	$111,002	$17,021	$690

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	349	926	47	18
Reinvested	1,007	179	2	1
Redeemed	(844)	(1,481)	(10)	(4)

Change in Class A Shares	512	(376)	39	15

Class B
Issued	— (a)	2	—	—
Reinvested	21	4	—	—
Redeemed	(31)	(53)	—	—

Change in Class B Shares	(10)	(47)	—	—

Class C
Issued	94	199	17	3
Reinvested	229	33	1	—	(a)
Redeemed	(184)	(242)	(6)	—	(a)

Change in Class C Shares	139	(10)	12	3

Class R2
Issued	97	96	—	—
Reinvested	8	1	— (a)	—	(a)
Redeemed	(52)	(65)	(3)	—

Change in Class R2 Shares	53	32	(3)	—	(a)

Class R5
Reinvested	—	—	— (a)	—	(a)
Redeemed	—	—	(3)	—

Change in Class R5 Shares	—	—	(3)	—	(a)

Class R6
Reinvested	—	—	— (a)	—	(a)
Redeemed	—	—	(3)	—

Change in Class R6 Shares	—	—	(3)	—	(a)

Select Class
Issued	8,535	6,662	1,089	2
Reinvested	5,675	711	19	16
Redeemed	(2,465)	(1,734)	(222)	(1)

Change in Select Class Shares	11,745	5,639	886	17

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	International Value Fund		Intrepid International Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$175,712	$400,922	$38,152	$90,342
Distributions reinvested	17,402	4,863	490	357
Cost of shares redeemed	(65,552)	(111,037)	(14,300)	(46,032)

Change in net assets resulting from Class A capital transactions	$127,562	$294,748	$24,342	$44,667

Class B
Proceeds from shares issued	$12	$51	$—	$—
Distributions reinvested	30	22	—	—
Cost of shares redeemed	(454)	(842)	—	—

Change in net assets resulting from Class B capital transactions	$(412)	$(769)	$—	$—

Class C
Proceeds from shares issued	$4,595	$17,441	$403	$346
Distributions reinvested	726	310	6	6
Cost of shares redeemed	(4,931)	(7,324)	(112)	(137)

Change in net assets resulting from Class C capital transactions	$390	$10,427	$297	$215

Class R2
Proceeds from shares issued	$286	$1,108	$190	$6
Distributions reinvested	19	9	1	1
Cost of shares redeemed	(337)	(491)	(6)	(6)

Change in net assets resulting from Class R2 capital transactions	$(32)	$626	$185	$1

Class R6
Proceeds from shares issued	$1,705	$766	$—	$—
Distributions reinvested	36	36	—	—
Cost of shares redeemed	(24,612)	(73,309)	—	—

Change in net assets resulting from Class R6 capital transactions	$(22,871)	$(72,507)	$—	$—

Institutional Class
Proceeds from shares issued	$387,558	$2,501,197	$226,349	$956,719
Distributions reinvested	74,288	35,770	22,528	8,462
Cost of shares redeemed	(1,772,980)	(518,984)	(17,701)	(33,648)

Change in net assets resulting from Institutional Class capital transactions	$(1,311,134)	$2,017,983	$231,176	$931,533

Select Class
Proceeds from shares issued	$40,340	$159,987	$3,064	$7,397
Distributions reinvested	4,957	992	105	78
Cost of shares redeemed	(78,715)	(1,484,029)	(2,741)	(5,062)

Change in net assets resulting from Select Class capital transactions	$(33,418)	$(1,323,050)	$428	$2,413

Total change in net assets resulting from capital transactions	$(1,239,915)	$927,458	$256,428	$978,829

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Value Fund		Intrepid International Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
SHARE TRANSACTIONS:
Class A
Issued	12,941	27,177	1,963	4,442
Reinvested	1,313	330	26	18
Redeemed	(4,823)	(7,499)	(731)	(2,309)

Change in Class A Shares	9,431	20,008	1,258	2,151

Class B
Issued	1	4	—	—
Reinvested	2	1	—	—
Redeemed	(33)	(57)	—	—

Change in Class B Shares	(30)	(52)	—	—

Class C
Issued	345	1,212	21	17
Reinvested	56	22	— (a)	—	(a)
Redeemed	(375)	(515)	(6)	(7)

Change in Class C Shares	26	719	15	10

Class R2
Issued	21	76	10	—	(a)
Reinvested	2	1	— (a)	—	(a)
Redeemed	(26)	(34)	(1)	—	(a)

Change in Class R2 Shares	(3)	43	9	—	(a)

Class R6
Issued	121	50	—	—
Reinvested	3	2	—	—
Redeemed	(1,768)	(4,922)	—	—

Change in Class R6 Shares	(1,644)	(4,870)	—	—

Institutional Class
Issued	28,106	164,839	11,490	46,348
Reinvested	5,511	2,393	1,164	420
Redeemed	(126,023)	(34,844)	(900)	(1,633)

Change in Institutional Class Shares	(92,406)	132,388	11,754	45,135

Select Class
Issued	2,912	10,593	151	353
Reinvested	365	66	5	4
Redeemed	(5,669)	(97,497)	(135)	(247)

Change in Select Class Shares	(2,392)	(86,838)	21	110

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Economies Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$13.13	$0.03	(f)	$0.45	$0.48	$(0.20)	$—
Year Ended October 31, 2014	13.63	0.22	(f)	(0.57)	(0.35)	(0.15)	—
Year Ended October 31, 2013	12.88	0.19	(f)	0.67	0.86	(0.11)	—
Year Ended October 31, 2012	12.65	0.17	(f)	0.21	0.38	(0.15)	—
Year Ended October 31, 2011	13.91	0.20	(f)	(1.44)	(1.24)	(0.02)	—	(g)
Year Ended October 31, 2010	10.47	0.11	(f)	3.60	3.71	(0.27)	—

Class C
Six Months Ended April 30, 2015 (Unaudited)	12.92	(0.01	)(f)	0.46	0.45	(0.13)	—
Year Ended October 31, 2014	13.44	0.15	(f)	(0.57)	(0.42)	(0.10)	—
Year Ended October 31, 2013	12.72	0.13	(f)	0.66	0.79	(0.07)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.15	0.30	(0.16)	—
Year Ended October 31, 2011	13.87	0.08	(f)	(1.37)	(1.29)	—	—	(g)
Year Ended October 31, 2010	10.46	0.05	(f)	3.59	3.64	(0.23)	—

Class R5
Six Months Ended April 30, 2015 (Unaudited)	13.22	0.06	(f)	0.45	0.51	(0.25)	—
Year Ended October 31, 2014	13.71	0.29	(f)	(0.58)	(0.29)	(0.20)	—
Year Ended October 31, 2013	12.94	0.25	(f)	0.68	0.93	(0.16)	—
Year Ended October 31, 2012	12.71	0.25	(f)	0.18	0.43	(0.20)	—
Year Ended October 31, 2011	13.93	0.30	(f)	(1.47)	(1.17)	(0.05)	—	(g)
Year Ended October 31, 2010	10.48	0.17	(f)	3.59	3.76	(0.31)	—

Select Class
Six Months Ended April 30, 2015 (Unaudited)	13.17	0.04	(f)	0.46	0.50	(0.23)	—
Year Ended October 31, 2014	13.67	0.26	(f)	(0.58)	(0.32)	(0.18)	—
Year Ended October 31, 2013	12.91	0.21	(f)	0.70	0.91	(0.15)	—
Year Ended October 31, 2012	12.68	0.22	(f)	0.18	0.40	(0.17)	—
Year Ended October 31, 2011	13.92	0.25	(f)	(1.45)	(1.20)	(0.04)	—	(g)
Year Ended October 31, 2010	10.48	0.14	(f)	3.59	3.73	(0.29)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$13.41	3.83%	$34,723	1.57%	0.49%	1.91%	40%
13.13	(2.56)	80,806	1.60	1.71	1.73	79
13.63	6.67	69,690	1.60	1.45	1.72	43
12.88	3.15	30,356	1.65	1.37	1.76	72
12.65	(8.93)	43,519	1.75	1.50	1.75	84
13.91	36.12	49	1.85	0.96	3.99	156

13.24	3.61	4,861	2.11	(0.11)	2.34	40
12.92	(3.12)	5,331	2.10	1.13	2.23	79
13.44	6.25	5,089	2.10	1.02	2.22	43
12.72	2.54	2,088	2.12	1.21	2.27	72
12.58	(9.30)	516	2.28	0.57	2.32	84
13.87	35.33	49	2.35	0.46	4.49	156

13.48	4.10	533,061	1.16	0.89	1.23	40
13.22	(2.12)	852,477	1.15	2.19	1.28	79
13.71	7.21	676,985	1.15	1.84	1.27	43
12.94	3.53	331,032	1.19	1.99	1.31	72
12.71	(8.45)	228,411	1.31	2.14	1.32	84
13.93	36.66	50	1.40	1.41	3.54	156

13.44	3.96	271,202	1.36	0.62	1.44	40
13.17	(2.35)	288,059	1.35	1.96	1.48	79
13.67	7.04	277,822	1.35	1.61	1.47	43
12.91	3.34	82,457	1.39	1.70	1.51	72
12.68	(8.65)	73,787	1.52	1.76	1.55	84
13.92	36.35	7,313	1.60	1.21	3.74	156

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$23.72	0.01	(f)(g)	$(0.77)	$(0.76)	$(0.19)	$—
Year Ended October 31, 2014	23.05	0.16	(f)(g)	0.59	0.75	(0.08)	—
Year Ended October 31, 2013	22.01	0.10	(f)	1.02	1.12	(0.08)	—
Year Ended October 31, 2012	21.09	0.07	(f)	0.85	0.92	—	—
Year Ended October 31, 2011	23.45	0.06	(f)	(2.33)	(2.27)	(0.09)	—	(h)
Year Ended October 31, 2010	18.79	(0.01	)(f)	4.71	4.70	(0.04)	—	(h)

Class B
Six Months Ended April 30, 2015 (Unaudited)	23.19	(0.04	)(f)(g)	(0.75)	(0.79)	(0.03)	—
Year Ended October 31, 2014	22.57	0.02	(f)(g)	0.60	0.62	—	—
Year Ended October 31, 2013	21.59	(0.04	)(f)	1.03	0.99	(0.01)	—
Year Ended October 31, 2012	20.80	(0.05	)(f)	0.84	0.79	—	—
Year Ended October 31, 2011	23.15	(0.07	)(f)	(2.28)	(2.35)	—	—	(h)
Year Ended October 31, 2010	18.60	(0.12	)(f)	4.67	4.55	—	—	(h)

Class C
Six Months Ended April 30, 2015 (Unaudited)	23.03	(0.04	)(f)(g)	(0.75)	(0.79)	(0.08)	—
Year Ended October 31, 2014	22.41	0.05	(f)(g)	0.57	0.62	—	—
Year Ended October 31, 2013	21.44	(0.01	)(f)	0.99	0.98	(0.01)	—
Year Ended October 31, 2012	20.65	(0.04	)(f)	0.83	0.79	—	—
Year Ended October 31, 2011	23.01	(0.05	)(f)	(2.29)	(2.34)	(0.02)	—	(h)
Year Ended October 31, 2010	18.49	(0.11	)(f)	4.63	4.52	—	—	(h)

Class R6
Six Months Ended April 30, 2015 (Unaudited)	24.44	0.06	(f)(g)	(0.79)	(0.73)	(0.30)	—
December 23, 2013 (i) through October 31, 2014	22.47	0.38	(f)(g)	1.59	1.97	—	—

Institutional Class
Six Months Ended April 30, 2015 (Unaudited)	24.42	0.07	(f)(g)	(0.81)	(0.74)	(0.24)	—
Year Ended October 31, 2014	23.73	0.17	(f)(g)	0.70	0.87	(0.18)	—
Year Ended October 31, 2013	22.65	0.20	(f)	1.04	1.24	(0.16)	—
Year Ended October 31, 2012	21.66	0.16	(f)	0.87	1.03	(0.04)	—
Year Ended October 31, 2011	24.04	0.16	(f)	(2.40)	(2.24)	(0.14)	—	(h)
Year Ended October 31, 2010	19.23	0.08	(f)	4.82	4.90	(0.09)	—	(h)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	24.24	0.05	(f)(g)	(0.79)	(0.74)	(0.24)	—
Year Ended October 31, 2014	23.47	0.18	(f)(g)	0.64	0.82	(0.05)	—
Year Ended October 31, 2013	22.40	0.17	(f)	1.03	1.20	(0.13)	—
Year Ended October 31, 2012	21.42	0.13	(f)	0.86	0.99	(0.01)	—
Year Ended October 31, 2011	23.80	0.13	(f)	(2.38)	(2.25)	(0.13)	—	(h)
Year Ended October 31, 2010	19.04	0.05	(f)	4.77	4.82	(0.06)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$22.77	(3.17)%	$285,598	1.65%	0.12	(g)	1.85%	15%
23.72	3.26	350,555	1.70	0.72	(g)	1.81	33
23.05	5.08	327,090	1.76	0.46		1.79	34
22.01	4.36	281,194	1.82	0.33		1.82	20
21.09	(9.73)	265,458	1.79	0.28		1.80	9
23.45	25.08	253,037	1.82	(0.03)		1.83	14

22.37	(3.42)	1,884	2.15	(0.38	)(g)	2.39	15
23.19	2.75	2,687	2.20	0.10	(g)	2.31	33
22.57	4.57	4,245	2.26	(0.18)		2.29	34
21.59	3.80	6,100	2.32	(0.23)		2.32	20
20.80	(10.15)	7,572	2.29	(0.32)		2.30	9
23.15	24.46	10,812	2.31	(0.58)		2.32	14

22.16	(3.43)	55,560	2.15	(0.32	)(g)	2.31	15
23.03	2.77	56,732	2.20	0.22	(g)	2.31	33
22.41	4.56	56,119	2.26	(0.06)		2.29	34
21.44	3.83	44,643	2.32	(0.17)		2.32	20
20.65	(10.18)	43,437	2.29	(0.23)		2.30	9
23.01	24.45	40,757	2.32	(0.52)		2.33	14

23.41	(2.94)	763,520	1.15	0.52	(g)	1.18	15
24.44	8.77	1,130,050	1.20	1.85	(g)	1.33	33

23.44	(2.98)	404,322	1.25	0.60	(g)	1.37	15
24.42	3.72	411,449	1.30	0.72	(g)	1.40	33
23.73	5.47	1,123,600	1.36	0.88		1.39	34
22.65	4.80	629,223	1.41	0.73		1.42	20
21.66	(9.37)	596,147	1.38	0.68		1.41	9
24.04	25.55	513,904	1.40	0.37		1.43	14

23.26	(3.03)	577,592	1.40	0.42	(g)	1.50	15
24.24	3.51	583,501	1.45	0.78	(g)	1.56	33
23.47	5.34	1,900,639	1.51	0.74		1.54	34
22.40	4.65	1,291,326	1.57	0.60		1.57	20
21.42	(9.51)	1,251,152	1.55	0.56		1.56	9
23.80	25.38	925,631	1.57	0.23		1.58	14

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Equity Income Fund
Class A
December 12, 2014 (g) through April 30, 2015 (Unaudited)	$15.00	$0.13	(h)	$0.59	$0.72	$(0.11)

Class C
December 12, 2014 (g) through April 30, 2015 (Unaudited)	15.00	0.11	(h)	0.58	0.69	(0.11)

Class R5
December 12, 2014 (g) through April 30, 2015 (Unaudited)	15.00	0.16	(h)	0.59	0.75	(0.11)

Class R6
December 12, 2014 (g) through April 30, 2015 (Unaudited)	15.00	0.16	(h)	0.59	0.75	(0.11)

Select Class
December 12, 2014 (g) through April 30, 2015 (Unaudited)	15.00	0.14	(h)	0.60	0.74	(0.11)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2015
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)(e)	Net investment income (loss)		Expenses without waivers and reimbursements (e)	Portfolio turnover rate (b)(f)

$15.61	4.83%	$31	1.60%	2.22	%(h)	12.08%	13%

15.58	4.62	36	2.10	1.70	(h)	13.14	13

15.64	5.03	21	1.15	2.71	(h)	10.53	13

15.64	5.03	21	1.10	2.76	(h)	10.48	13

15.63	4.96	3,066	1.35	2.52	(h)	10.72	13

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Research Enhanced Index Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$18.77	$0.16	(f)	$0.62	$0.78	$(0.22)	$(0.25)	$(0.47)
Year Ended October 31, 2014	17.33	0.34	(f)	1.35	1.69	(0.15)	(0.10)	(0.25)
February 28, 2013 (g) through October 31, 2013	15.00	0.19	(f)	2.14	2.33	—	—	—

Class C
Six Months Ended April 30, 2015 (Unaudited)	18.68	0.12	(f)	0.61	0.73	(0.13)	(0.25)	(0.38)
Year Ended October 31, 2014	17.28	0.25	(f)	1.33	1.58	(0.08)	(0.10)	(0.18)
February 28, 2013 (g) through October 31, 2013	15.00	0.14	(f)	2.14	2.28	—	—	—

Class R2
Six Months Ended April 30, 2015 (Unaudited)	18.72	0.14	(f)	0.62	0.76	(0.17)	(0.25)	(0.42)
Year Ended October 31, 2014	17.30	0.29	(f)	1.35	1.64	(0.12)	(0.10)	(0.22)
February 28, 2013 (g) through October 31, 2013	15.00	0.17	(f)	2.13	2.30	—	—	—

Select Class
Six Months Ended April 30, 2015 (Unaudited)	18.81	0.19	(f)	0.61	0.80	(0.27)	(0.25)	(0.52)
Year Ended October 31, 2014	17.37	0.39	(f)	1.33	1.72	(0.18)	(0.10)	(0.28)
February 28, 2013 (g) through October 31, 2013	15.00	0.19	(f)	2.18	2.37	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2013.
(i)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$19.08	4.28%	$66	0.58%		1.78%		0.81%		20%
18.77	9.90	64	0.58		1.87		0.81		40
17.33	15.53	58	0.58	(h)	1.79	(h)	1.62	(h)(i)	25

19.03	4.01	66	1.08		1.27		1.31		20
18.68	9.27	63	1.08		1.37		1.31		40
17.28	15.20	58	1.08	(h)	1.29	(h)	2.12	(h)(i)	25

19.06	4.20	66	0.83		1.52		1.06		20
18.72	9.58	63	0.83		1.62		1.06		40
17.30	15.33	58	0.83	(h)	1.54	(h)	1.87	(h)(i)	25

19.09	4.41	6,528,375	0.33		2.01		0.55		20
18.81	10.09	3,577,523	0.33		2.16		0.56		40
17.37	15.80	1,895,025	0.33	(h)	1.73	(h)	0.60	(h)(i)	25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$19.55	$(0.02	)(i)	$1.19	$1.17	$(0.21)	$(2.34)	$(2.55)
Year Ended October 31, 2014	20.11	0.23		1.17	1.40	(0.17)	(1.79)	(1.96)
Year Ended October 31, 2013	16.73	0.24		3.77	4.01	(0.22)	(0.41)	(0.63)
November 30, 2011 (g) through October 31, 2012	15.00	0.17		1.56	1.73	— (h)	—	— (h)

Class C
Six Months Ended April 30, 2015 (Unaudited)	19.43	(0.08	)(i)	1.20	1.12	(0.12)	(2.34)	(2.46)
Year Ended October 31, 2014	20.01	0.14		1.16	1.30	(0.09)	(1.79)	(1.88)
Year Ended October 31, 2013	16.65	0.16		3.76	3.92	(0.15)	(0.41)	(0.56)
November 30, 2011 (g) through October 31, 2012	15.00	0.09		1.56	1.65	—	—	—

Class R2
Six Months Ended April 30, 2015 (Unaudited)	19.49	(0.04	)(i)	1.19	1.15	(0.17)	(2.34)	(2.51)
Year Ended October 31, 2014	20.06	0.18		1.17	1.35	(0.13)	(1.79)	(1.92)
Year Ended October 31, 2013	16.69	0.20		3.77	3.97	(0.19)	(0.41)	(0.60)
November 30, 2011 (g) through October 31, 2012	15.00	0.13		1.56	1.69	—	—	—

Class R5
Six Months Ended April 30, 2015 (Unaudited)	19.65	0.02	(i)	1.19	1.21	(0.28)	(2.34)	(2.62)
Year Ended October 31, 2014	20.19	0.31		1.19	1.50	(0.25)	(1.79)	(2.04)
Year Ended October 31, 2013	16.79	0.32		3.79	4.11	(0.30)	(0.41)	(0.71)
November 30, 2011 (g) through October 31, 2012	15.00	0.23		1.57	1.80	(0.01)	—	(0.01)

Class R6
Six Months Ended April 30, 2015 (Unaudited)	19.66	0.02	(i)	1.20	1.22	(0.29)	(2.34)	(2.63)
Year Ended October 31, 2014	20.20	0.32		1.19	1.51	(0.26)	(1.79)	(2.05)
Year Ended October 31, 2013	16.80	0.33		3.78	4.11	(0.30)	(0.41)	(0.71)
November 30, 2011 (g) through October 31, 2012	15.00	0.24		1.57	1.81	(0.01)	—	(0.01)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	19.60	0.01	(i)	1.19	1.20	(0.25)	(2.34)	(2.59)
Year Ended October 31, 2014	20.15	0.27		1.19	1.46	(0.22)	(1.79)	(2.01)
Year Ended October 31, 2013	16.76	0.29		3.77	4.06	(0.26)	(0.41)	(0.67)
November 30, 2011 (g) through October 31, 2012	15.00	0.20		1.57	1.77	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.
(i)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$18.17	7.15%	$85	1.27%		0.17	%(i)	6.32%		48%
19.55	7.83	75	1.35		1.27		4.32		97
20.11	24.74	70	1.35	(f)	1.37	(f)	5.36	(f)	71
16.73	11.55	56	1.35	(f)	1.14	(f)	6.89	(f)	49

18.09	6.91	101	1.76		(0.29	)(i)	7.07		48
19.43	7.28	75	1.85		0.77		4.82		97
20.01	24.16	69	1.85	(f)	0.87	(f)	5.85	(f)	71
16.65	11.00	56	1.85	(f)	0.65	(f)	7.38	(f)	49

18.13	7.03	80	1.52		(0.08	)(i)	6.56		48
19.49	7.55	75	1.60		1.02		4.56		97
20.06	24.45	69	1.60	(f)	1.12	(f)	5.60	(f)	71
16.69	11.27	56	1.60	(f)	0.90	(f)	7.14	(f)	49

18.24	7.40	82	0.82		0.62	(i)	5.86		48
19.65	8.34	76	0.90		1.72		3.86		97
20.19	25.29	70	0.90	(f)	1.82	(f)	4.89	(f)	71
16.79	11.99	56	0.90	(f)	1.60	(f)	6.45	(f)	49

18.25	7.45	82	0.77		0.67	(i)	5.81		48
19.66	8.39	76	0.85		1.77		3.81		97
20.20	25.33	70	0.85	(f)	1.87	(f)	4.85	(f)	71
16.80	12.06	56	0.85	(f)	1.65	(f)	6.40	(f)	49

18.21	7.33	4,517	0.93		0.50	(i)	6.07		48
19.60	8.11	4,156	1.10		1.52		4.06		97
20.15	25.04	3,844	1.10	(f)	1.62	(f)	5.10	(f)	71
16.76	11.77	3,075	1.10	(f)	1.40	(f)	6.64	(f)	49

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Equity Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$15.25	$0.10	(f)	$1.00	$1.10	$(0.06)	$—
Year Ended October 31, 2014	15.92	0.37	(f)(g)	(0.68)	(0.31)	(0.36)	—
Year Ended October 31, 2013	13.36	0.20	(f)	2.56	2.76	(0.20)	—
Year Ended October 31, 2012	12.61	0.22	(f)	0.74	0.96	(0.21)	—
Year Ended October 31, 2011	13.40	0.22	(f)	(0.80)	(0.58)	(0.21)	—	(h)
Year Ended October 31, 2010	12.33	0.18	(f)	1.07	1.25	(0.18)	—	(h)

Class B
Six Months Ended April 30, 2015 (Unaudited)	14.72	0.05	(f)	0.98	1.03	(0.03)	—
Year Ended October 31, 2014	15.39	0.25	(f)(g)	(0.63)	(0.38)	(0.29)	—
Year Ended October 31, 2013	12.93	0.11	(f)	2.49	2.60	(0.14)	—
Year Ended October 31, 2012	12.22	0.16	(f)	0.70	0.86	(0.15)	—
Year Ended October 31, 2011	13.00	0.14	(f)	(0.77)	(0.63)	(0.15)	—	(h)
Year Ended October 31, 2010	11.97	0.11	(f)	1.04	1.15	(0.12)	—	(h)

Class C
Six Months Ended April 30, 2015 (Unaudited)	14.52	0.06	(f)	0.95	1.01	(0.03)	—
Year Ended October 31, 2014	15.20	0.26	(f)(g)	(0.64)	(0.38)	(0.30)	—
Year Ended October 31, 2013	12.78	0.12	(f)	2.45	2.57	(0.15)	—
Year Ended October 31, 2012	12.08	0.16	(f)	0.69	0.85	(0.15)	—
Year Ended October 31, 2011	12.85	0.14	(f)	(0.76)	(0.62)	(0.15)	—	(h)
Year Ended October 31, 2010	11.85	0.11	(f)	1.01	1.12	(0.12)	—	(h)

Class R2
Six Months Ended April 30, 2015 (Unaudited)	15.19	0.09	(f)	0.98	1.07	(0.04)	—
Year Ended October 31, 2014	15.87	0.30	(f)(g)	(0.65)	(0.35)	(0.33)	—
Year Ended October 31, 2013	13.31	0.11	(f)	2.61	2.72	(0.16)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.77	0.92	(0.19)	—
Year Ended October 31, 2011	13.37	0.18	(f)	(0.79)	(0.61)	(0.18)	—	(h)
Year Ended October 31, 2010	12.31	0.15	(f)	1.06	1.21	(0.15)	—	(h)

Class R5
Six Months Ended April 30, 2015 (Unaudited)	15.46	0.13	(f)	1.02	1.15	(0.08)	—
Year Ended October 31, 2014	16.13	0.44	(f)(g)	(0.69)	(0.25)	(0.42)	—
Year Ended October 31, 2013	13.52	0.27	(f)	2.60	2.87	(0.26)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—
Year Ended October 31, 2011	13.55	0.23	(f)	(0.76)	(0.53)	(0.27)	—	(h)
Year Ended October 31, 2010	12.47	0.23	(f)	1.09	1.32	(0.24)	—	(h)

Class R6
Six Months Ended April 30, 2015 (Unaudited)	15.46	0.15	(f)	1.01	1.16	(0.09)	—
Year Ended October 31, 2014	16.13	0.45	(f)(g)	(0.69)	(0.24)	(0.43)	—
Year Ended October 31, 2013	13.52	0.28	(f)	2.59	2.87	(0.26)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—
November 30, 2010 (j) through October 31, 2011	12.85	0.28	(f)	(0.10)	0.18	(0.28)	—	(h)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	15.45	0.13	(f)	1.00	1.13	(0.07)	—
Year Ended October 31, 2014	16.13	0.39	(f)(g)	(0.67)	(0.28)	(0.40)	—
Year Ended October 31, 2013	13.52	0.23	(f)	2.61	2.84	(0.23)	—
Year Ended October 31, 2012	12.76	0.26	(f)	0.74	1.00	(0.24)	—
Year Ended October 31, 2011	13.56	0.24	(f)	(0.80)	(0.56)	(0.24)	—	(h)
Year Ended October 31, 2010	12.47	0.22	(f)	1.08	1.30	(0.21)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$16.29	7.23%	$207,530	1.30%	1.34%		1.59%	8%
15.25	(2.06)	186,242	1.31	2.34	(g)	1.45	6
15.92	20.85	188,590	1.30	1.33		1.47	8
13.36	7.70	98,274	1.30	1.72		1.51	5
12.61	(4.49)	102,866	1.31	1.63		1.52	18
13.40	10.42	131,125	1.31	1.44		1.54	15

15.72	6.98	710	1.80	0.67		2.20	8
14.72	(2.57)	963	1.81	1.63	(g)	1.95	6
15.39	20.26	1,711	1.80	0.80		1.97	8
12.93	7.15	2,164	1.80	1.31		2.01	5
12.22	(4.99)	2,817	1.81	1.08		2.02	18
13.00	9.82	4,543	1.86	0.89		2.04	15

15.50	6.98	28,588	1.80	0.86		2.04	8
14.52	(2.59)	26,299	1.81	1.73	(g)	1.95	6
15.20	20.25	23,655	1.80	0.83		1.97	8
12.78	7.16	17,873	1.80	1.31		2.01	5
12.08	(4.93)	20,193	1.81	1.09		2.02	18
12.85	9.69	23,370	1.86	0.88		2.04	15

16.22	7.08	1,118	1.55	1.12		1.92	8
15.19	(2.33)	1,405	1.56	1.92	(g)	1.70	6
15.87	20.58	1,230	1.55	0.78		1.72	8
13.31	7.45	721	1.55	1.16		1.74	5
12.58	(4.73)	67	1.56	1.33		1.77	18
13.37	10.07	70	1.56	1.17		1.79	15

16.53	7.49	63,086	0.86	1.67		1.04	8
15.46	(1.65)	95,749	0.86	2.73	(g)	1.00	6
16.13	21.42	106,963	0.85	1.79		1.02	8
13.52	8.19	63,767	0.85	2.24		1.05	5
12.75	(4.07)	45,680	0.86	1.69		1.08	18
13.55	10.86	242,131	0.86	1.86		1.10	15

16.53	7.51	1,960,752	0.81	1.89		0.92	8
15.46	(1.60)	1,681,788	0.81	2.81		0.95	6
16.13	21.47	1,248,489	0.80	1.85		0.97	8
13.52	8.23	682,861	0.80	2.26		1.00	5
12.75	1.20	347,040	0.81	2.23		1.01	18

16.51	7.36	547,918	1.06	1.71		1.20	8
15.45	(1.88)	494,344	1.06	2.41	(g)	1.20	6
16.13	21.23	434,316	1.05	1.51		1.22	8
13.52	7.91	210,375	1.05	2.02		1.25	5
12.76	(4.26)	186,425	1.06	1.76		1.27	18
13.56	10.72	241,123	1.06	1.74		1.29	15

(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.32, $0.20, $0.21, $0.25, $0.39, $0.40 and $0.34 for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 2.01%, 1.30%, 1.40%, 1.59%, 2.40%, 2.48% and 2.08% for Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(h)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Equity Income Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$16.41	$0.19	(f)	$0.76	$0.95	$(0.43)	$(0.13)	$(0.56)
Year Ended October 31, 2014	16.67	0.91	(f)(g)	(0.38)	0.53	(0.66)	(0.13)	(0.79)
Year Ended October 31, 2013	14.12	0.43	(f)	2.55	2.98	(0.41)	(0.02)	(0.43)
Year Ended October 31, 2012	13.37	0.31	(f)	0.88	1.19	(0.44)	—	(0.44)
February 28, 2011 (h) through October 31, 2011	15.00	0.33	(f)	(1.64)	(1.31)	(0.32)	—	(0.32)

Class C
Six Months Ended April 30, 2015 (Unaudited)	16.36	0.31	(f)	0.59	0.90	(0.40)	(0.13)	(0.53)
Year Ended October 31, 2014	16.63	0.84	(f)(g)	(0.40)	0.44	(0.58)	(0.13)	(0.71)
Year Ended October 31, 2013	14.11	0.34	(f)	2.55	2.89	(0.35)	(0.02)	(0.37)
Year Ended October 31, 2012	13.35	0.36	(f)	0.77	1.13	(0.37)	—	(0.37)
February 28, 2011 (h) through October 31, 2011	15.00	0.30	(f)	(1.66)	(1.36)	(0.29)	—	(0.29)

Class R2
Six Months Ended April 30, 2015 (Unaudited)	16.41	0.32	(f)	0.60	0.92	(0.42)	(0.13)	(0.55)
Year Ended October 31, 2014	16.67	0.87	(f)(g)	(0.39)	0.48	(0.61)	(0.13)	(0.74)
Year Ended October 31, 2013	14.12	0.40	(f)	2.54	2.94	(0.37)	(0.02)	(0.39)
Year Ended October 31, 2012	13.36	0.40	(f)	0.76	1.16	(0.40)	—	(0.40)
February 28, 2011 (h) through October 31, 2011	15.00	0.32	(f)	(1.66)	(1.34)	(0.30)	—	(0.30)

Class R5
Six Months Ended April 30, 2015 (Unaudited)	16.46	0.37	(f)	0.62	0.99	(0.47)	(0.13)	(0.60)
Year Ended October 31, 2014	16.72	0.99	(f)(g)	(0.39)	0.60	(0.73)	(0.13)	(0.86)
Year Ended October 31, 2013	14.15	0.51	(f)	2.54	3.05	(0.46)	(0.02)	(0.48)
Year Ended October 31, 2012	13.38	0.50	(f)	0.76	1.26	(0.49)	—	(0.49)
February 28, 2011 (h) through October 31, 2011	15.00	0.38	(f)	(1.65)	(1.27)	(0.35)	—	(0.35)

Class R6
January 30, 2015 (k) through April 30, 2015 (Unaudited)	16.00	0.45	(f)	0.50	0.95	(0.12)	—	(0.12)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	16.45	0.26	(f)	0.72	0.98	(0.46)	(0.13)	(0.59)
Year Ended October 31, 2014	16.71	0.96	(f)(g)	(0.40)	0.56	(0.69)	(0.13)	(0.82)
Year Ended October 31, 2013	14.14	0.47	(f)	2.55	3.02	(0.43)	(0.02)	(0.45)
Year Ended October 31, 2012	13.37	0.47	(f)	0.76	1.23	(0.46)	—	(0.46)
February 28, 2011 (h) through October 31, 2011	15.00	0.37	(f)	(1.66)	(1.29)	(0.34)	—	(0.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.66, $0.59, $0.62, $0.74 and $0.71 for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 3.94%, 3.53%, 3.74%, 4.44% and 4.25% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(h)	Commencement of operations.
(i)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.
(k)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$16.80	6.00%	$61,349	1.25%		2.36%		1.63%		133%
16.41	3.18	74,652	1.25		5.44	(g)	1.67		138
16.67	21.40	49,118	1.24		2.77		1.82		63
14.12	9.09	9,003	1.25		2.21		2.31		52
13.37	(8.77)	127	1.25	(i)	3.53	(i)	10.16	(i)(j)	40

16.73	5.69	4,401	1.75		3.79		2.18		133
16.36	2.67	3,530	1.75		5.03	(g)	2.17		138
16.63	20.74	1,957	1.74		2.16		2.32		63
14.11	8.66	646	1.75		2.69		2.95		52
13.35	(9.12)	60	1.75	(i)	3.17	(i)	10.82	(i)(j)	40

16.78	5.79	649	1.50		3.91		1.83		133
16.41	2.90	574	1.50		5.24	(g)	1.92		138
16.67	21.12	558	1.49		2.60		2.11		63
14.12	8.87	461	1.50		2.95		2.70		52
13.36	(8.97)	45	1.50	(i)	3.36	(i)	10.72	(i)(j)	40

16.85	6.24	623	0.80		4.58		1.13		133
16.46	3.60	587	0.80		5.94	(g)	1.22		138
16.72	21.94	566	0.79		3.31		1.41		63
14.15	9.62	465	0.80		3.65		2.00		52
13.38	(8.52)	46	0.80	(i)	4.05	(i)	10.05	(i)(j)	40

16.83	7.16	21	0.74		11.29		1.14		133

16.84	6.18	31,882	0.92		3.24		1.38		133
16.45	3.39	34,719	1.00		5.75	(g)	1.42		138
16.71	21.73	55,485	0.99		3.04		1.59		63
14.14	9.43	27,292	1.00		3.44		2.20		52
13.37	(8.68)	2,666	1.00	(i)	3.85	(i)	10.23	(i)(j)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Opportunities Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$14.80	$0.13	(f)	$0.64	$0.77	$(0.29)	$—
Year Ended October 31, 2014	15.25	0.36	(f)	(0.69)	(0.33)	(0.12)	—
Year Ended October 31, 2013	12.45	0.25	(f)	2.83	3.08	(0.28)	—
Year Ended October 31, 2012	12.00	0.23	(f)	0.56	0.79	(0.34)	—
Year Ended October 31, 2011	13.20	0.19	(f)	(1.08)	(0.89)	(0.31)	—	(g)
Year Ended October 31, 2010	12.10	0.15	(f)	1.24	1.39	(0.29)	—	(g)

Class B
Six Months Ended April 30, 2015 (Unaudited)	14.89	0.03	(f)	0.71	0.74	(0.25)	—
Year Ended October 31, 2014	15.29	0.26	(f)	(0.66)	(0.40)	—	—
Year Ended October 31, 2013	12.46	0.18	(f)	2.83	3.01	(0.18)	—
Year Ended October 31, 2012	11.93	0.18	(f)	0.56	0.74	(0.21)	—
Year Ended October 31, 2011	13.09	0.15	(f)	(1.10)	(0.95)	(0.21)	—	(g)
Year Ended October 31, 2010	12.03	0.08	(f)	1.23	1.31	(0.25)	—	(g)

Class C
Six Months Ended April 30, 2015 (Unaudited)	14.41	0.06	(f)	0.66	0.72	(0.28)	—
Year Ended October 31, 2014	14.88	0.27	(f)	(0.66)	(0.39)	(0.08)	—
Year Ended October 31, 2013	12.15	0.16	(f)	2.77	2.93	(0.20)	—
Year Ended October 31, 2012	11.65	0.18	(f)	0.55	0.73	(0.23)	—
Year Ended October 31, 2011	12.84	0.15	(f)	(1.07)	(0.92)	(0.27)	—	(g)
Year Ended October 31, 2010	11.82	0.09	(f)	1.20	1.29	(0.27)	—	(g)

Class R6
Six Months Ended April 30, 2015 (Unaudited)	15.13	0.14	(f)	0.68	0.82	(0.43)	—
Year Ended October 31, 2014	15.57	0.44	(f)	(0.70)	(0.26)	(0.18)	—
Year Ended October 31, 2013	12.69	0.32	(f)	2.88	3.20	(0.32)	—
Year Ended October 31, 2012	12.20	0.31	(f)	0.56	0.87	(0.38)	—
November 30, 2010 (h) through October 31, 2011	12.78	0.27	(f)	(0.48)	(0.21)	(0.37)	—	(g)

Institutional Class
Six Months Ended April 30, 2015 (Unaudited)	15.13	0.12	(f)	0.70	0.82	(0.41)	—
Year Ended October 31, 2014	15.57	0.42	(f)	(0.69)	(0.27)	(0.17)	—
Year Ended October 31, 2013	12.69	0.31	(f)	2.88	3.19	(0.31)	—
Year Ended October 31, 2012	12.20	0.30	(f)	0.56	0.86	(0.37)	—
Year Ended October 31, 2011	13.42	0.23	(f)	(1.09)	(0.86)	(0.36)	—	(g)
Year Ended October 31, 2010	12.29	0.22	(f)	1.24	1.46	(0.33)	—	(g)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	15.06	0.12	(f)	0.68	0.80	(0.39)	—
Year Ended October 31, 2014	15.50	0.40	(f)	(0.69)	(0.29)	(0.15)	—
Year Ended October 31, 2013	12.64	0.29	(f)	2.87	3.16	(0.30)	—
Year Ended October 31, 2012	12.15	0.28	(f)	0.56	0.84	(0.35)	—
Year Ended October 31, 2011	13.37	0.26	(f)	(1.14)	(0.88)	(0.34)	—	(g)
Year Ended October 31, 2010	12.24	0.19	(f)	1.25	1.44	(0.31)	—	(g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$15.28	5.36%	$138,392	1.31%	1.83%	1.48%	25%
14.80	(2.18)	110,667	1.23	2.39	1.24	55
15.25	25.09	123,807	1.25	1.78	1.26	36
12.45	6.95	67,472	1.29	1.91	1.30	45
12.00	(6.91)	47,855	1.28	1.45	1.28	76
13.20	11.67	13,904	1.34	1.23	1.36	57

15.38	5.08	134	1.92	0.42	2.05	25
14.89	(2.62)	196	1.73	1.72	1.74	55
15.29	24.45	484	1.73	1.28	1.76	36
12.46	6.46	462	1.79	1.54	1.80	45
11.93	(7.40)	702	1.78	1.18	1.79	76
13.09	11.01	949	1.85	0.65	1.86	57

14.85	5.10	1,722	1.82	0.85	1.82	25
14.41	(2.65)	1,441	1.73	1.80	1.74	55
14.88	24.41	1,109	1.75	1.19	1.76	36
12.15	6.47	531	1.79	1.55	1.80	45
11.65	(7.37)	576	1.78	1.14	1.79	76
12.84	11.05	849	1.85	0.77	1.86	57

15.52	5.65	1,713,040	0.72	1.87	0.72	25
15.13	(1.67)	1,539,613	0.73	2.82	0.74	55
15.57	25.71	1,204,314	0.75	2.27	0.76	36
12.69	7.59	692,117	0.79	2.58	0.79	45
12.20	(1.85)	373,613	0.78	2.27	0.78	76

15.54	5.63	49,401	0.83	1.68	0.83	25
15.13	(1.76)	56,348	0.83	2.71	0.84	55
15.57	25.60	60,310	0.85	2.18	0.86	36
12.69	7.45	41,574	0.89	2.47	0.90	45
12.20	(6.59)	39,362	0.89	1.73	0.90	76
13.42	12.12	272,487	0.91	1.75	0.96	57

15.47	5.52	53,894	1.00	1.64	1.00	25
15.06	(1.91)	47,581	0.98	2.55	0.99	55
15.50	25.38	47,743	0.99	2.04	1.01	36
12.64	7.28	33,029	1.04	2.35	1.05	45
12.15	(6.77)	28,476	1.03	1.97	1.04	76
13.37	11.93	30,537	1.09	1.56	1.11	57

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Research Enhanced Equity Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$20.38	$0.21	(f)	$0.68	$0.89	$(0.40)	$(3.27)	$(3.67)	$—
Year Ended October 31, 2014	21.20	0.47	(f)	(0.56)	(0.09)	(0.39)	(0.34)	(0.73)	—
Year Ended October 31, 2013	17.24	0.38	(f)	4.00	4.38	(0.42)	—	(0.42)	—
Year Ended October 31, 2012	16.83	0.37	(f)	0.45	0.82	(0.41)	—	(0.41)	—
Year Ended October 31, 2011	19.03	0.40	(f)	(2.16)	(1.76)	(0.44)	—	(0.44)	—	(g)
Year Ended October 31, 2010	17.89	0.33	(f)	1.10	1.43	(0.29)	—	(0.29)	—	(g)

Class B
Six Months Ended April 30, 2015 (Unaudited)	18.77	0.15	(f)	0.61	0.76	(0.29)	(3.27)	(3.56)	—
Year Ended October 31, 2014	19.57	0.33	(f)	(0.51)	(0.18)	(0.28)	(0.34)	(0.62)	—
Year Ended October 31, 2013	15.91	0.25	(f)	3.70	3.95	(0.29)	—	(0.29)	—
Year Ended October 31, 2012	15.52	0.23	(f)	0.43	0.66	(0.27)	—	(0.27)	—
Year Ended October 31, 2011	17.57	0.24	(f)	(1.99)	(1.75)	(0.30)	—	(0.30)	—	(g)
Year Ended October 31, 2010	16.54	0.18	(f)	1.02	1.20	(0.17)	—	(0.17)	—	(g)

Class C
Six Months Ended April 30, 2015 (Unaudited)	19.68	0.16	(f)	0.65	0.81	(0.31)	(3.27)	(3.58)	—
Year Ended October 31, 2014	20.51	0.36	(f)	(0.56)	(0.20)	(0.29)	(0.34)	(0.63)	—
Year Ended October 31, 2013	16.68	0.27	(f)	3.86	4.13	(0.30)	—	(0.30)	—
Year Ended October 31, 2012	16.27	0.25	(f)	0.44	0.69	(0.28)	—	(0.28)	—
Year Ended October 31, 2011	18.41	0.26	(f)	(2.09)	(1.83)	(0.31)	—	(0.31)	—	(g)
Year Ended October 31, 2010	17.35	0.20	(f)	1.06	1.26	(0.20)	—	(0.20)	—	(g)

Class R2
Six Months Ended April 30, 2015 (Unaudited)	20.07	0.18	(f)	0.67	0.85	(0.38)	(3.27)	(3.65)	—
Year Ended October 31, 2014	20.91	0.40	(f)	(0.54)	(0.14)	(0.36)	(0.34)	(0.70)	—
Year Ended October 31, 2013	17.03	0.35	(f)	3.92	4.27	(0.39)	—	(0.39)	—
Year Ended October 31, 2012	16.66	0.32	(f)	0.45	0.77	(0.40)	—	(0.40)	—
Year Ended October 31, 2011	18.86	0.32	(f)	(2.12)	(1.80)	(0.40)	—	(0.40)	—	(g)
Year Ended October 31, 2010	17.76	0.28	(f)	1.10	1.38	(0.28)	—	(0.28)	—	(g)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	20.54	0.24	(f)	0.68	0.92	(0.45)	(3.27)	(3.72)	—
Year Ended October 31, 2014	21.36	0.52	(f)	(0.56)	(0.04)	(0.44)	(0.34)	(0.78)	—
Year Ended October 31, 2013	17.36	0.40	(f)	4.06	4.46	(0.46)	—	(0.46)	—
Year Ended October 31, 2012	16.96	0.41	(f)	0.45	0.86	(0.46)	—	(0.46)	—
Year Ended October 31, 2011	19.17	0.45	(f)	(2.17)	(1.72)	(0.49)	—	(0.49)	—	(g)
Year Ended October 31, 2010	18.01	0.37	(f)	1.12	1.49	(0.33)	—	(0.33)	—	(g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$17.60	6.10%	$92,205	0.59%	2.40%	1.00%	19%
20.38	(0.40)	96,325	0.59	2.23	1.10	63
21.20	25.84	108,193	0.75	2.04	1.35	51
17.24	5.16	96,191	1.07	2.27	1.31	19
16.83	(9.45)	99,046	1.07	2.16	1.31	40
19.03	8.09	124,178	1.07	1.89	1.34	39

15.97	5.87	1,327	1.09	1.83	1.74	19
18.77	(0.91)	1,754	1.09	1.69	1.62	63
19.57	25.13	2,751	1.34	1.42	1.85	51
15.91	4.43	3,060	1.79	1.54	1.82	19
15.52	(10.11)	4,154	1.78	1.41	1.81	40
17.57	7.32	6,503	1.80	1.11	1.83	39

16.91	5.87	20,161	1.09	1.90	1.54	19
19.68	(0.93)	20,724	1.09	1.75	1.60	63
20.51	25.09	21,802	1.30	1.49	1.85	51
16.68	4.43	16,291	1.79	1.57	1.81	19
16.27	(10.08)	15,428	1.78	1.46	1.81	40
18.41	7.34	18,148	1.80	1.19	1.83	39

17.27	6.01	3,080	0.84	2.12	1.56	19
20.07	(0.66)	2,521	0.84	1.95	1.33	63
20.91	25.52	1,957	0.95	1.88	1.61	51
17.03	4.94	786	1.32	1.97	1.56	19
16.66	(9.72)	463	1.32	1.77	1.55	40
18.86	7.88	251	1.32	1.62	1.59	39

17.74	6.23	693,998	0.34	2.79	0.62	19
20.54	(0.16)	562,180	0.34	2.45	0.84	63
21.36	26.18	464,273	0.53	2.10	1.09	51
17.36	5.40	469,065	0.82	2.51	1.06	19
16.96	(9.21)	502,764	0.82	2.40	1.05	40
19.17	8.37	516,537	0.82	2.08	1.08	39

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$18.59	$0.09	(h)	$1.50	$1.59	$(0.17)	$(1.29)	$(1.46)
Year Ended October 31, 2014	20.59	0.13	(i)	(0.65)	(0.52)	(0.17)	(1.31)	(1.48)
Year Ended October 31, 2013	17.28	0.15		3.62	3.77	(0.11)	(0.35)	(0.46)
November 30, 2011 (g) through October 31, 2012	15.00	0.17		2.11	2.28	—	—	—

Class C
Six Months Ended April 30, 2015 (Unaudited)	18.44	0.04	(h)	1.49	1.53	(0.07)	(1.29)	(1.36)
Year Ended October 31, 2014	20.47	0.09	(i)	(0.69)	(0.60)	(0.12)	(1.31)	(1.43)
Year Ended October 31, 2013	17.20	0.07		3.59	3.66	(0.04)	(0.35)	(0.39)
November 30, 2011 (g) through October 31, 2012	15.00	0.10		2.10	2.20	—	—	—

Class R2
Six Months Ended April 30, 2015 (Unaudited)	18.55	0.02	(h)	1.55	1.57	(0.11)	(1.29)	(1.40)
Year Ended October 31, 2014	20.53	0.12	(i)	(0.68)	(0.56)	(0.11)	(1.31)	(1.42)
Year Ended October 31, 2013	17.24	0.12		3.59	3.71	(0.07)	(0.35)	(0.42)
November 30, 2011 (g) through October 31, 2012	15.00	0.14		2.10	2.24	—	—	—

Class R5
Six Months Ended April 30, 2015 (Unaudited)	18.72	0.21	(h)	1.43	1.64	(0.23)	(1.29)	(1.52)
Year Ended October 31, 2014	20.69	0.24	(i)	(0.67)	(0.43)	(0.23)	(1.31)	(1.54)
Year Ended October 31, 2013	17.35	0.25		3.61	3.86	(0.17)	(0.35)	(0.52)
November 30, 2011 (g) through October 31, 2012	15.00	0.24		2.11	2.35	—	—	—

Class R6
Six Months Ended April 30, 2015 (Unaudited)	18.73	0.22	(h)	1.42	1.64	(0.24)	(1.29)	(1.53)
Year Ended October 31, 2014	20.70	0.25	(i)	(0.67)	(0.42)	(0.24)	(1.31)	(1.55)
Year Ended October 31, 2013	17.36	0.26		3.61	3.87	(0.18)	(0.35)	(0.53)
November 30, 2011 (g) through October 31, 2012	15.00	0.25		2.11	2.36	—	—	—

Select Class
Six Months Ended April 30, 2015 (Unaudited)	18.67	—	(h)(j)	1.63	1.63	(0.20)	(1.29)	(1.49)
Year Ended October 31, 2014	20.64	0.21	(i)	(0.67)	(0.46)	(0.20)	(1.31)	(1.51)
Year Ended October 31, 2013	17.32	0.21		3.60	3.81	(0.14)	(0.35)	(0.49)
November 30, 2011 (g) through October 31, 2012	15.00	0.21		2.11	2.32	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.10, $0.06, $0.08, $0.20, $0.22 and $0.17 for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.80%, 0.37%, 0.48%, 1.18%, 1.23% and 0.99% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(j)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$18.72	9.53%	$1,079	1.25%		0.82	%(h)	5.00%		33%
18.59	(2.47)	351	1.32		0.98	(i)	5.09		63
20.59	22.23	83	1.32	(f)	0.89	(f)	7.99	(f)	65
17.28	15.20	58	1.32	(f)	1.17	(f)	6.99	(f)	40

18.61	9.20	354	1.75		0.37	(h)	5.51		33
18.44	(2.91)	137	1.82		0.55	(i)	6.19		63
20.47	21.61	76	1.82	(f)	0.40	(f)	8.35	(f)	65
17.20	14.67	57	1.82	(f)	0.67	(f)	7.47	(f)	40

18.72	9.39	21	1.50		0.05	(h)	5.82		33
18.55	(2.68)	68	1.57		0.66	(i)	6.05		63
20.53	21.92	70	1.57	(f)	0.67	(f)	8.01	(f)	65
17.24	14.93	57	1.57	(f)	0.92	(f)	7.23	(f)	40

18.84	9.78	21	0.80		0.75	(h)	5.13		33
18.72	(1.99)	70	0.87		1.36	(i)	5.34		63
20.69	22.76	71	0.87	(f)	1.37	(f)	7.31	(f)	65
17.35	15.67	58	0.87	(f)	1.62	(f)	6.54	(f)	40

18.84	9.78	21	0.75		0.80	(h)	5.08		33
18.73	(1.95)	70	0.82		1.41	(i)	5.29		63
20.70	22.80	71	0.82	(f)	1.42	(f)	7.26	(f)	65
17.36	15.73	58	0.82	(f)	1.67	(f)	6.49	(f)	40

18.81	9.71	20,557	0.90		0.94	(h)	4.17		33
18.67	(2.18)	3,868	1.07		1.17	(i)	5.55		63
20.64	22.49	3,925	1.07	(f)	1.17	(f)	7.52	(f)	65
17.32	15.47	3,175	1.07	(f)	1.42	(f)	6.74	(f)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Value Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$14.14	$0.09	(f)(g)	$0.37	$0.46	$(0.47)	$—
Year Ended October 31, 2014	15.02	0.47	(f)(g)(h)	(1.07)	(0.60)	(0.28)	—
Year Ended October 31, 2013	12.18	0.22	(f)	2.91	3.13	(0.29)	—
Year Ended October 31, 2012	12.05	0.31	(f)	0.21	0.52	(0.39)	—
Year Ended October 31, 2011	13.36	0.28	(f)	(1.17)	(0.89)	(0.42)	—	(i)
Year Ended October 31, 2010	12.27	0.17	(f)	1.20	1.37	(0.28)	—	(i)

Class B
Six Months Ended April 30, 2015 (Unaudited)	14.02	0.04	(f)(g)	0.39	0.43	(0.33)	—
Year Ended October 31, 2014	14.86	0.37	(f)(g)(h)	(1.05)	(0.68)	(0.16)	—
Year Ended October 31, 2013	12.03	0.17	(f)	2.87	3.04	(0.21)	—
Year Ended October 31, 2012	11.89	0.25	(f)	0.20	0.45	(0.31)	—
Year Ended October 31, 2011	13.18	0.21	(f)	(1.16)	(0.95)	(0.34)	—	(i)
Year Ended October 31, 2010	12.10	0.11	(f)	1.18	1.29	(0.21)	—	(i)

Class C
Six Months Ended April 30, 2015 (Unaudited)	13.72	0.05	(f)(g)	0.37	0.42	(0.39)	—
Year Ended October 31, 2014	14.61	0.38	(f)(g)(h)	(1.05)	(0.67)	(0.22)	—
Year Ended October 31, 2013	11.84	0.16	(f)	2.83	2.99	(0.22)	—
Year Ended October 31, 2012	11.72	0.25	(f)	0.19	0.44	(0.32)	—
Year Ended October 31, 2011	13.01	0.21	(f)	(1.14)	(0.93)	(0.36)	—	(i)
Year Ended October 31, 2010	11.96	0.11	(f)	1.17	1.28	(0.23)	—	(i)

Class R2
Six Months Ended April 30, 2015 (Unaudited)	13.93	0.06	(f)(g)	0.37	0.43	(0.43)	—
Year Ended October 31, 2014	14.78	0.42	(f)(g)(h)	(1.05)	(0.63)	(0.22)	—
Year Ended October 31, 2013	11.99	0.18	(f)	2.88	3.06	(0.27)	—
Year Ended October 31, 2012	11.86	0.28	(f)	0.19	0.47	(0.34)	—
Year Ended October 31, 2011	13.21	0.24	(f)	(1.15)	(0.91)	(0.44)	—	(i)
Year Ended October 31, 2010	12.19	0.11	(f)	1.21	1.32	(0.30)	—	(i)

Class R6
Six Months Ended April 30, 2015 (Unaudited)	14.42	0.08	(f)(g)	0.43	0.51	(0.53)	—
Year Ended October 31, 2014	15.29	0.54	(f)(g)(h)	(1.09)	(0.55)	(0.32)	—
Year Ended October 31, 2013	12.38	0.30	(f)	2.96	3.26	(0.35)	—
Year Ended October 31, 2012	12.26	0.37	(f)	0.21	0.58	(0.46)	—
November 30, 2010 (j) through October 31, 2011	12.72	0.32	(f)	(0.30)	0.02	(0.48)	—	(i)

Institutional Class
Six Months Ended April 30, 2015 (Unaudited)	14.41	0.11	(f)(g)	0.39	0.50	(0.52)	—
Year Ended October 31, 2014	15.29	0.53	(f)(g)(h)	(1.09)	(0.56)	(0.32)	—
Year Ended October 31, 2013	12.38	0.29	(f)	2.95	3.24	(0.33)	—
Year Ended October 31, 2012	12.26	0.36	(f)	0.20	0.56	(0.44)	—
Year Ended October 31, 2011	13.59	0.33	(f)	(1.19)	(0.86)	(0.47)	—	(i)
Year Ended October 31, 2010	12.47	0.25	(f)	1.19	1.44	(0.32)	—	(i)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	14.48	0.11	(f)(g)	0.39	0.50	(0.50)	—
Year Ended October 31, 2014	15.19	0.45	(f)(g)(h)	(1.04)	(0.59)	(0.12)	—
Year Ended October 31, 2013	12.31	0.27	(f)	2.93	3.20	(0.32)	—
Year Ended October 31, 2012	12.19	0.34	(f)	0.21	0.55	(0.43)	—
Year Ended October 31, 2011	13.50	0.31	(f)	(1.18)	(0.87)	(0.44)	—	(i)
Year Ended October 31, 2010	12.40	0.23	(f)	1.18	1.41	(0.31)	—	(i)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$14.13	8.11%	$623,800	1.35%	1.27	%(g)	1.41%	39%
14.14	(4.09)	491,010	1.33	3.19	(g)(h)	1.36	59
15.02	26.13	221,077	1.33	1.66		1.35	66
12.18	4.64	124,691	1.35	2.66		1.37	62
12.05	(6.91)	113,976	1.34	2.15		1.36	60
13.36	11.35	143,259	1.34	1.41		1.35	92

14.12	7.95	1,189	1.85	0.65	(g)	1.98	39
14.02	(4.61)	1,602	1.83	2.54	(g)(h)	1.85	59
14.86	25.64	2,476	1.82	1.29		1.85	66
12.03	4.04	2,932	1.85	2.20		1.87	62
11.89	(7.42)	3,557	1.84	1.61		1.86	60
13.18	10.81	5,337	1.84	0.91		1.85	92

13.75	7.93	31,595	1.85	0.71	(g)	1.89	39
13.72	(4.64)	31,176	1.83	2.65	(g)(h)	1.86	59
14.61	25.58	22,682	1.83	1.19		1.85	66
11.84	4.04	14,311	1.85	2.23		1.87	62
11.72	(7.38)	16,510	1.84	1.60		1.86	60
13.01	10.81	19,646	1.84	0.89		1.85	92

13.93	7.98	1,729	1.60	0.96	(g)	1.96	39
13.93	(4.33)	1,768	1.58	2.91	(g)(h)	1.61	59
14.78	25.91	1,249	1.59	1.39		1.60	66
11.99	4.27	881	1.60	2.43		1.62	62
11.86	(7.12)	694	1.59	1.84		1.61	60
13.21	11.00	856	1.60	0.90		1.61	92

14.40	8.27	7,270	0.73	1.23	(g)	0.72	39
14.42	(3.64)	30,992	0.83	3.58	(g)(h)	0.84	59
15.29	26.84	107,313	0.84	2.12		0.85	66
12.38	5.11	25,945	0.84	3.06		0.87	62
12.26	(0.10)	50	0.84	2.57		0.86	60

14.39	8.20	1,598,600	0.95	1.53	(g)	0.96	39
14.41	(3.75)	2,932,420	0.93	3.51	(g)(h)	0.96	59
15.29	26.72	1,087,334	0.94	2.08		0.95	66
12.38	5.00	639,798	0.94	3.03		0.97	62
12.26	(6.56)	545,034	0.94	2.48		0.96	60
13.59	11.79	421,538	0.92	2.04		0.95	92

14.48	8.14	266,036	1.02	1.52	(g)	1.02	39
14.48	(3.90)	300,712	1.08	2.96	(g)(h)	1.10	59
15.19	26.46	1,634,392	1.09	1.99		1.10	66
12.31	4.87	1,458,864	1.10	2.92		1.12	62
12.19	(6.65)	1,413,804	1.09	2.37		1.12	60
13.50	11.56	943,998	1.09	1.84		1.10	92

(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.39, $0.29, $0.30, $0.34, $0.46, $0.45 and $0.37 for Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class Shares, respectively and the net investment income (loss) ratio would have been 2.67%, 2.02%, 2.13%, 2.39%, 3.06%, 2.99% and 2.44% for Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Intrepid International Fund
Class A
Six Months Ended April 30, 2015 (Unaudited)	$19.49	$0.17	(f)(g)	$1.04	$1.21	$(0.21)	$—
Year Ended October 31, 2014	19.79	0.39	(f)(g)	(0.45)	(0.06)	(0.24)	—
Year Ended October 31, 2013	15.90	0.25	(d)	3.88	4.13	(0.24)	—
Year Ended October 31, 2012	15.32	0.25	(d)	0.49	0.74	(0.16)	—
Year Ended October 31, 2011	16.59	0.24	(d)	(1.27)	(1.03)	(0.24)	—	(f)
Year Ended October 31, 2010	14.99	0.12	(d)	1.73	1.85	(0.25)	—	(f)

Class C
Six Months Ended April 30, 2015 (Unaudited)	19.63	0.12	(f)(g)	1.06	1.18	(0.10)	—
Year Ended October 31, 2014	19.92	0.36	(f)(g)	(0.52)	(0.16)	(0.13)	—
Year Ended October 31, 2013	16.00	0.17	(d)	3.90	4.07	(0.15)	—
Year Ended October 31, 2012	15.36	0.18	(d)	0.50	0.68	(0.04)	—
Year Ended October 31, 2011	16.61	0.15	(d)	(1.26)	(1.11)	(0.14)	—	(f)
Year Ended October 31, 2010	14.99	0.05	(d)	1.73	1.78	(0.16)	—	(f)

Class R2
Six Months Ended April 30, 2015 (Unaudited)	19.31	0.22	(f)(g)	0.96	1.18	(0.14)	—
Year Ended October 31, 2014	19.61	0.40	(f)(g)	(0.53)	(0.13)	(0.17)	—
Year Ended October 31, 2013	15.74	0.20	(d)	3.86	4.06	(0.19)	—
Year Ended October 31, 2012	15.21	0.19	(d)	0.50	0.69	(0.16)	—
Year Ended October 31, 2011	16.46	0.17	(d)	(1.22)	(1.05)	(0.20)	—	(f)
Year Ended October 31, 2010	14.86	0.08	(d)	1.72	1.80	(0.20)	—	(f)

Institutional Class
Six Months Ended April 30, 2015 (Unaudited)	19.95	0.22	(f)(g)	1.07	1.29	(0.30)	—
Year Ended October 31, 2014	20.23	0.49	(f)(g)	(0.46)	0.03	(0.31)	—
Year Ended October 31, 2013	16.24	0.34	(d)	3.97	4.31	(0.32)	—
Year Ended October 31, 2012	15.66	0.33	(d)	0.50	0.83	(0.25)	—
Year Ended October 31, 2011	16.94	0.32	(d)	(1.29)	(0.97)	(0.31)	—	(f)
Year Ended October 31, 2010	15.27	0.19	(d)	1.78	1.97	(0.30)	—	(f)

Select Class
Six Months Ended April 30, 2015 (Unaudited)	20.22	0.20	(f)(g)	1.09	1.29	(0.25)	—
Year Ended October 31, 2014	20.51	0.51	(f)(g)	(0.53)	(0.02)	(0.27)	—
Year Ended October 31, 2013	16.46	0.31	(d)	4.01	4.32	(0.27)	—
Year Ended October 31, 2012	15.85	0.30	(d)	0.51	0.81	(0.20)	—
Year Ended October 31, 2011	16.99	0.26	(d)	(1.28)	(1.02)	(0.12)	—	(f)
Year Ended October 31, 2010	15.31	0.15	(d)	1.79	1.94	(0.26)	—	(f)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)(e)

$20.49	6.32%	$132,076	1.34%	1.78	%(g)	1.53%	20%
19.49	(0.33)	101,114	1.39	1.96	(g)	1.46	48
19.79	26.25	60,135	1.47	1.42		1.54	49
15.90	4.97	32,231	1.50	1.65		1.62	46
15.32	(6.30)	31,942	1.50	1.42		1.61	79
16.59	12.54	23,960	1.50	0.78		1.73	92

20.71	6.05	1,691	1.84	1.27	(g)	1.98	20
19.63	(0.84)	1,318	1.89	1.79	(g)	1.96	48
19.92	25.60	1,131	1.98	0.94		2.04	49
16.00	4.45	875	2.00	1.18		2.12	46
15.36	(6.75)	1,018	2.00	0.91		2.11	79
16.61	12.01	1,489	2.00	0.30		2.24	92

20.35	6.18	292	1.56	2.24	(g)	1.64	20
19.31	(0.66)	98	1.64	2.03	(g)	1.71	48
19.61	26.02	98	1.72	1.16		1.79	49
15.74	4.64	81	1.75	1.29		1.87	46
15.21	(6.48)	106	1.75	1.04		1.85	79
16.46	12.26	68	1.75	0.53		1.99	92

20.94	6.58	1,793,896	0.87	2.21	(g)	0.94	20
19.95	0.13	1,474,870	0.89	2.39	(g)	1.05	48
20.23	26.90	582,599	0.97	1.88		1.14	49
16.24	5.50	303,575	1.00	2.16		1.21	46
15.66	(5.85)	178,258	1.00	1.88		1.20	79
16.94	13.11	99,766	1.00	1.21		1.31	92

21.26	6.46	17,223	1.06	1.99	(g)	1.17	20
20.22	(0.13)	15,963	1.14	2.47	(g)	1.21	48
20.51	26.56	13,916	1.23	1.68		1.29	49
16.46	5.24	9,467	1.25	1.94		1.37	46
15.85	(6.08)	12,225	1.25	1.51		1.37	79
16.99	12.86	26,408	1.25	0.93		1.37	92

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Emerging Economies Fund	Class A, Class C, Class R5 and Select Class	JPM I	Diversified
Emerging Markets Equity Fund	Class A, Class B, Class C, Class R6*, Institutional Class and Select Class	JPM I	Diversified
Emerging Markets Equity Income Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPM I	Diversified
Global Research Enhanced Index Fund	Class A, Class C, Class R2, and Select Class	JPM I	Diversified
Global Unconstrained Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Equity Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Equity Income Fund	Class A, Class C, Class R2, Class R5, Class R6** and Select Class	JPM I	Diversified
International Opportunities Fund	Class A, Class B, Class C, Class R6, Institutional Class and Select Class	JPM I	Diversified
International Research Enhanced Equity Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
International Unconstrained Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Value Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM I	Diversified
Intrepid International Fund	Class A, Class C, Class R2, Class R6***, Institutional Class and Select Class	JPM I	Diversified

Emerging Markets Equity Income Fund commenced operations on December 12, 2014. Prior to March 27, 2015, the Fund was not publicly offered for investment.

As of April 30, 2015, Class A, Class C and Class R2 Shares of Global Research Enhanced Index Fund were not publicly offered for investment.

Prior to January 5, 2015, Class A, Class C, Class R5, Class R6 and Select Class Shares of Global Unconstrained Equity Fund were not publicly offered for investment.

*	Class R6 Shares commenced operations on December 23, 2013 for Emerging Markets Equity Fund.
**	Class R6 Shares commenced operations on January 30, 2015 for International Equity Income Fund.
***	Class R6 Shares commenced operations on May 29, 2015 for Intrepid International Fund.

Effective January 30, 2015, Global Equity Income Fund changed its name to International Equity Income Fund.

The investment objective of Emerging Economies Fund is to seek long-term capital growth.

The investment objective of Emerging Markets Equity Fund is to seek to provide high total return from a portfolio of equity securities from emerging markets issuers.

The investment objective of Emerging Markets Equity Income Fund and the International Equity Income Fund is to seek to provide both current income and long-term capital appreciation.

The investment objective of Global Research Enhanced Index Fund, International Research Enhanced Equity Fund and International Unconstrained Equity Fund is to seek to provide long-term capital appreciation.

The investment objective of Global Unconstrained Equity Fund is to seek to provide long-term capital appreciation.

The investment objective of International Equity Fund is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of International Opportunities Fund is to seek to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

The investment objective of International Value Fund is to seek to provide high total return from a portfolio of foreign company equity securities.

The investment objective of Intrepid International Fund is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

Prior to June 30, 2014, the investment objective of International Research Enhanced Equity Fund was to seek to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE Gross Domestic Product Index.

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). On June 19, 2015, all Class B Shares automatically converted to Class A Shares of the Fund. Prior to June 19, 2015, Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Emerging Economies Fund at April 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$52,389	$—	$—		$52,389
China	16,723	193,392	—		210,115
Egypt	—	2,358	—		2,358
Hong Kong	1,754	38,124	—		39,878
India	17,045	35,971	—		53,016
Indonesia	—	8,243	—		8,243
Netherlands	1,132	—	—		1,132
Poland	—	6,899	—		6,899
Qatar	—	1,901	—		1,901
Russia	13,965	36,109	—		50,074
South Africa	—	31,031	—		31,031
South Korea	13,746	143,935	7,162		164,843
Taiwan	9,547	97,880	—		107,427
Thailand	6,625	39,853	—		46,478
Turkey	—	41,658	—		41,658
United Arab Emirates	—	6,823	—		6,823

Total Common Stocks	132,926	684,177	7,162		824,265

Preferred Stocks
Brazil	1,202	—	—		1,202
Russia	—	3,660	—		3,660

Total Preferred Stocks	1,202	3,660	—		4,862

Short-Term Investment
Investment Company	10,500	—	—		10,500

Total Investments in Securities	$144,628	$687,837	$7,162	*	$839,627

*	Level 3 investments are valued by brokers and pricing services. At April 30, 2015, the value of these investments was approximately $7,162,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

136	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Emerging Markets Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,236	$—	$26,236
Brazil	179,433	—	—	179,433
China	89,520	97,770	—	187,290
Cyprus	—	5,856	—	5,856
Hong Kong	197	131,587	—	131,784
India	198,360	148,563	—	346,923
Indonesia	—	71,823	—	71,823
Mexico	48,447	—	—	48,447
Panama	29,097	—	—	29,097
Peru	30,762	—	—	30,762
Russia	—	144,737	—	144,737
South Africa	—	378,168	—	378,168
South Korea	—	84,049	—	84,049
Switzerland	15,727	—	—	15,727
Taiwan	66,070	100,725	—	166,795
Thailand	20,476	94,388	—	114,864
Turkey	—	53,214	—	53,214
United Kingdom	—	45,829	—	45,829

Total Common Stocks	678,089	1,382,945	—	2,061,034

Preferred Stocks
Brazil	17,676	—	—	17,676
Short-Term Investment
Investment Company	22,701	—	—	22,701

Total Investments in Securities	$718,466	$1,382,945	$—	$2,101,411

Emerging Markets Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$310	$—	$—	$310
Chile	59	—	—	59
China	—	322	—	322
Hong Kong	—	247	—	247
Hungary	—	45	—	45
Indonesia	—	50	—	50
Mexico	63	—	—	63
Poland	—	53	—	53
Russia	65	143	—	208
Singapore	—	43	—	43
South Africa	32	364	—	396
South Korea	119	55	—	174
Taiwan	73	595	—	668
Thailand	62	68	—	130
Turkey	—	157	—	157
United Arab Emirates	—	39	—	39

Total Common Stocks	783	2,181	—	2,964

Warrants	—	70	—	70

Total Investments in Securities	$783	$2,251	$—	$3,034

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Global Research Enhanced Index Fund
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—		$164,926	$—	$164,926
Austria	—	(a)	—	—	—	(a)
Belgium	—		45,063	—	45,063
Canada	233,038		—	—	233,038
China	—		1,163	—	1,163
Colombia	—	(a)	—	—	—	(a)
Denmark	—		40,884	—	40,884
Finland	—		25,341	—	25,341
France	—		256,800	—	256,800
Germany	—		211,708	—	211,708
Hong Kong	6,351		66,216	—	72,567
Ireland	46,759		17,851	—	64,610
Israel	9,351		—	—	9,351
Italy	—		62,238	—	62,238
Japan	—		546,004	—	546,004
Luxembourg	—		7,995	—	7,995
Netherlands	3,467		91,356	—	94,823
New Zealand	685		2,333	—	3,018
Norway	—		18,530	—	18,530
Singapore	23,190		26,178	—	49,368
Spain	—		87,250	—	87,250
Sweden	—		37,869	—	37,869
Switzerland	34,735		232,403	—	267,138
United Kingdom	7,573		467,809	—	475,382
United States	3,478,095		—	—	3,478,095

Total Common Stocks	3,843,244		2,409,917	—	6,253,161

Preferred Stocks
Germany	—		27,186	—	27,186
Short-Term Investment
Investment Company	225,787		—	—	225,787

Total Investments in Securities	$4,069,031		$2,437,103	$—	$6,506,134

Appreciation in Other Financial Instruments
Futures Contracts	$1,424		$—	$—	$1,424

Depreciation in Other Financial Instruments
Futures Contracts	$(974)		$—	$—	$(974)

138	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Global Unconstrained Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$44	$—	$44
Brazil	26	—	—	26
Canada	123	—	—	123
China	199	153	—	352
Finland	—	29	—	29
France	—	353	—	353
Germany	79	—	—	79
Hong Kong	—	57	—	57
India	37	—	—	37
Ireland	46	—	—	46
Israel	98	—	—	98
Japan	—	92	—	92
Luxembourg	34	—	—	34
Netherlands	58	—	—	58
South Korea	—	116	—	116
Spain	106	—	—	106
Switzerland	58	210	—	268
United Kingdom	—	394	—	394
United States	2,388	—	—	2,388

Total Common Stocks	3,252	1,448	—	4,700

Short-Term Investment
Investment Company	162	—	—	162

Total Investments in Securities	$3,414	$1,448	$—	$4,862

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$44,851	$—	$44,851
Belgium	—	43,086	—	43,086
China	—	84,296	—	84,296
Denmark	—	21,573	—	21,573
France	—	325,471	—	325,471
Germany	—	173,602	—	173,602
Hong Kong	—	122,782	—	122,782
India	21,963	—	—	21,963
Indonesia	—	12,547	—	12,547
Israel	27,586	—	—	27,586
Japan	—	544,031	—	544,031
Netherlands	—	138,835	—	138,835
South Africa	—	22,618	—	22,618
South Korea	—	53,992	—	53,992
Switzerland	—	415,071	—	415,071
Taiwan	26,101	—	—	26,101
United Kingdom	—	613,905	—	613,905

Total Common Stocks	75,650	2,616,660	—	2,692,310

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

International Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Germany	$—	$71,945	$—	$71,945
Short-Term Investment
Investment Company	47,731	—	—	47,731

Total Investments in Securities	$123,381	$2,688,605	$—	$2,811,986

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(20)	$—	$(20)

International Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$5,615	$—	$5,615
China	—	1,757	—	1,757
Finland	—	2,290	—	2,290
France	—	5,521	—	5,521
Germany	—	7,174	—	7,174
Hong Kong	1,665	—	—	1,665
Ireland	—	812	—	812
Israel	1,502	1,725	—	3,227
Italy	—	1,105	—	1,105
Japan	—	19,937	—	19,937
Netherlands	—	5,464	—	5,464
Norway	—	2,867	—	2,867
Russia	—	832	—	832
South Africa	—	1,133	—	1,133
South Korea	—	1,120	—	1,120
Spain	—	2,611	—	2,611
Sweden	—	1,717	—	1,717
Switzerland	—	6,420	—	6,420
Taiwan	1,978	—	—	1,978
United Kingdom	796	21,069	—	21,865

Total Common Stocks	5,941	89,169	—	95,110

Short-Term Investment
Investment Company	2,843	—	—	2,843

Total Investments in Securities	$8,784	$89,169	$—	$97,953

140	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

International Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$77,780	$—	$77,780
China	7,732	20,268	—	28,000
Denmark	—	6,198	—	6,198
Finland	—	20,424	—	20,424
France	—	164,277	—	164,277
Germany	—	127,756	—	127,756
Hong Kong	24,872	35,792	—	60,664
Ireland	—	23,260	—	23,260
Italy	—	34,436	—	34,436
Japan	—	450,624	—	450,624
Netherlands	—	86,360	—	86,360
Norway	—	29,966	—	29,966
South Korea	—	19,528	—	19,528
Spain	—	12,379	—	12,379
Sweden	—	21,315	—	21,315
Switzerland	—	261,690	—	261,690
United Kingdom	—	432,863	—	432,863

Total Common Stocks	32,604	1,824,916	—	1,857,520

Preferred Stocks
Germany	—	26,171	—	26,171
Short-Term Investment
Investment Company	62,979	—	—	62,979

Total Investments in Securities	$95,583	$1,851,087	$—	$1,946,670

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,941	$—	$7,941

Depreciation in Other Financial Instruments
Futures Contracts	$(471)	$—	$—	$(471)
Forward Foreign Currency Exchange Contracts	—	(6,744)	—	(6,744)

Total Depreciation in Other Financial Instruments	$(471)	$(6,744)	$—	$(7,215)

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

International Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$45,228	$—	(a)	$45,228
Belgium	—	6,732	—		6,732
Denmark	—	17,514	—		17,514
Finland	—	12,984	—		12,984
France	2,026	85,454	—		87,480
Germany	—	65,825	—		65,825
Hong Kong	5,912	15,781	—		21,693
Ireland	3,273	6,159	—		9,432
Israel	2,735	—	—		2,735
Italy	—	18,051	—		18,051
Japan	—	179,625	—		179,625
Luxembourg	—	2,450	—		2,450
Netherlands	—	33,262	—		33,262
New Zealand	—	2,937	—		2,937
Norway	—	4,788	—		4,788
Portugal	—	1,774	—		1,774
Singapore	—	7,047	—		7,047
Spain	—	22,586	—		22,586
Sweden	—	14,512	—		14,512
Switzerland	—	65,939	—		65,939
United Kingdom	3,388	150,714	—		154,102

Total Common Stocks	17,334	759,362	—	(a)	776,696

Preferred Stocks
Germany	—	10,652	—		10,652
Short-Term Investment
Investment Company	17,887	—	—		17,887

Total Investments in Securities	$35,221	$770,014	$—	(a)	$805,235

Appreciation in Other Financial Instruments
Futures Contracts	$122	$—	$—		$122

Depreciation in Other Financial Instruments
Futures Contracts	$(61)	$—	$—		$(61)

International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$1,464	$—	$—	$1,464
China	770	622	—	1,392
France	—	2,640	—	2,640
Germany	391	299	—	690
Hong Kong	—	640	—	640
India	838	—	—	838
Ireland	—	394	—	394
Italy	—	477	—	477
Japan	—	2,602	—	2,602
Netherlands	—	1,020	—	1,020
South Africa	—	435	—	435
South Korea	—	526	—	526
Switzerland	—	2,570	—	2,570
Taiwan	395	—	—	395
United Kingdom	—	3,476	—	3,476

Total Common Stocks	3,858	15,701	—	19,559

142	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

International Unconstrained Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$1,600	$—	$—	$1,600

Total Investments in Securities	$5,458	$15,701	$—	$21,159

International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$84,884	$—	$84,884
Belgium	—	51,227	—	51,227
Brazil	17,963	—	—	17,963
China	—	25,431	—	25,431
Finland	—	21,961	—	21,961
France	—	343,561	—	343,561
Germany	—	180,248	—	180,248
Hong Kong	25,034	—	—	25,034
India	13,372	—	—	13,372
Ireland	20,890	24,382	—	45,272
Italy	—	130,873	—	130,873
Japan	—	579,259	—	579,259
Luxembourg	—	25,103	—	25,103
Netherlands	—	123,462	—	123,462
Norway	—	47,043	—	47,043
Singapore	—	22,305	—	22,305
South Korea	—	40,942	—	40,942
Spain	—	83,616	—	83,616
Sweden	—	31,234	—	31,234
Switzerland	—	149,280	—	149,280
United Kingdom	—	414,916	—	414,916

Total Common Stocks	77,259	2,379,727	—	2,456,986

Preferred Stocks
Germany	—	22,485	—	22,485
Short-Term Investment
Investment Company	4,663	—	—	4,663

Total Investments in Securities	$81,922	$2,402,212	$—	$2,484,134

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$43,448	$—	$43,448

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(37,804)	$—	$(37,804)

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Intrepid International Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$128,856	$—	$128,856
Austria	—	7,356	—	7,356
Belgium	—	39,383	—	39,383
China	—	7,723	—	7,723
Denmark	—	29,413	—	29,413
Finland	—	17,645	—	17,645
France	15,607	184,881	—	200,488
Germany	—	153,285	—	153,285
Hong Kong	9,091	29,435	—	38,526
India	5,827	—	—	5,827
Ireland	6,296	31,964	—	38,260
Israel	12,644	—	—	12,644
Italy	—	30,649	—	30,649
Japan	—	435,356	—	435,356
Luxembourg	—	6,282	—	6,282
Netherlands	—	71,605	—	71,605
Norway	—	13,836	—	13,836
Portugal	—	5,979	—	5,979
Singapore	—	8,883	—	8,883
South Africa	—	7,439	—	7,439
South Korea	—	11,420	—	11,420
Spain	—	62,796	—	62,796
Sweden	—	43,670	—	43,670
Switzerland	—	157,067	—	157,067
United Kingdom	8,651	346,615	—	355,266
United States	—	6,071	—	6,071

Total Common Stocks	58,116	1,837,609	—	1,895,725

Preferred Stocks
Germany	—	17,764	—	17,764
Short-Term Investment
Investment Company	33,135	—	—	33,135

Total Investments in Securities	$91,251	$1,855,373	$—	$1,946,624

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the six months ended April 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Emerging Economies Fund	Balance as of October 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2015
Investments in Securities
Common Stocks — Hong Kong	$—	(a)	$(1,762)	$1,906	$—	$—	$(144)	$—	$—	$—
Common Stocks — South Korea	—		62	1,892	—	612	(1,655)	6,251	—	7,162

Total	$—		$(1,700)	$3,798	$—	$612	$(1,799)	$6,251	$—	$7,162

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at April 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $1,892,000. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

144	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of April 30, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

The following are the values and percentages of net assets of illiquid securities as of April 30, 2015 (amounts in thousands):

	Value		Percentage
Emerging Economies Fund	$7,162		0.8%
International Research Enhanced Equity Fund	—	(a)	0.0	(b)

(a)	Amount rounds to less than $1,000.
(b)	Amount rounds to less than 0.1%.

C. Futures Contracts — Global Research Enhanced Index Fund, International Opportunities Fund, International Research Enhanced Equity Fund and International Value Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Funds also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2015 (amounts in thousands):

	Global Research Enhanced Index Fund	International Opportunities Fund	International Research Enhanced Equity Fund	International Value Fund
Futures Contracts:
Average Notional Balance Long	$185,583	$9,763	$23,005	$15,647
Ending Notional Balance Long	181,827	25,439	17,080	—

D. Forward Foreign Currency Exchange Contracts — International Equity Fund, International Opportunities Fund and International Value Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

As of April 30, 2015, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended April 30, 2015 (amounts in thousands):

	International Equity Fund		International Opportunities Fund	International Value Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$4,252	(a)	$374,582	$727,233
Average Settlement Value Sold	—		330,573	645,524
Ending Settlement Value Purchased	4,252		449,339	1,596,935
Ending Settlement Value Sold	—		363,394	1,578,564

(a)	For the period from April 1, 2015 to April 30, 2015.

E. Summary of Derivatives Information

The following table presents the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Global Research Enhanced Index Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,424

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(974)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Liabilities:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Payables	$(20)

The following table presents the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	Receivables	$—	$7,941	$7,941

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(471)	$—	$(471)
Foreign exchange contracts	Payables	—	(6,744)	(6,744)

Total		$(471)	$(6,744)	$(7,215)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

146	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

The following table presents the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Research Enhanced Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$122

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(61)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Value Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$43,448

Gross Liabilities:
Foreign exchange contracts	Payables	$(37,804)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2015 (amounts in thousands):

International Value Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Australia and New Zealand Banking Group Limited	$4,466	$(3,454)	$—	$1,012
Barclays Bank plc	1,257	(1,131)	—	126
BNP Paribas	697	(697)	—	—
Citibank, N.A.	146	(146)	—	—
Credit Suisse International	2,705	(562)	—	2,143
Deutsche Bank AG	8,887	(1,299)	—	7,588
Goldman Sachs International	3,549	(2,607)	—	942
HSBC Bank, N.A.	1,500	(1,500)	—	—
Morgan Stanley	3,950	(450)	—	3,500
National Australia Bank	62	(62)	—	—
Royal Bank of Canada	1,540	(188)	—	1,352
Royal Bank of Scotland	394	(394)	—	—
Standard Chartered Bank	1,424	(409)	—	1,015
State Street Corp.	309	(309)	—	—
TD Bank Financial Group	139	—	—	139
Union Bank of Switzerland AG	5,337	(1,469)	—	3,868
Westpac Banking Corp	7,086	—	—	7,086

	$43,448	$(14,677)	$—	$28,771

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (not less than zero)
Australia and New Zealand Banking Group Limited	$3,454	$(3,454)	$—	$—
Barclays Bank plc	1,131	(1,131)	—	—
BNP Paribas	700	(697)		3
Citibank, N.A.	7,562	(146)	—	7,416
Credit Suisse International	562	(562)	—	—
Deutsche Bank AG	1,299	(1,299)	—	—
Goldman Sachs International	2,607	(2,607)	—	—
HSBC Bank, N.A.	2,458	(1,500)	—	958
Morgan Stanley	450	(450)	—	—
National Australia Bank	514	(62)	—	452
Royal Bank of Canada	188	(188)	—	—
Royal Bank of Scotland	944	(394)	—	550
Societe Generale	1,002	—	—	1,002
Standard Chartered Bank	409	(409)	—	—
State Street Corp.	13,055	(309)	—	12,746
Union Bank of Switzerland AG	1,469	(1,469)	—	—

	$37,804	$(14,677)	$—	$23,127

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2015, by primary underlying risk exposure (amounts in thousands):

Emerging Economies Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$192

Emerging Markets Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—	(a)

(a)	Amount rounds to less than $1,000.

148	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

Global Research Enhanced Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(1,943)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(6,415)

Global Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—	(a)

(a)	Amount rounds to less than $1,000.

International Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$5

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(20)

International Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$1,955	$—	$1,955
Foreign exchange contracts	—	(14,540)	(14,540)

Total	$1,955	$(14,540)	$(12,585)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$(426)	$—	$(426)
Foreign exchange contracts	—	3,482	3,482

Total	$(426)	$3,482	$3,056

International Research Enhanced Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$3,286

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$69

International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(9)

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$4,479	$—	$4,479
Foreign exchange contracts	—	(5,580)	(5,580)

Total	$4,479	$(5,580)	$(1,101)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$484	$—	$484
Foreign exchange contracts	—	2,450	2,450

Total	$484	$2,450	$2,934

The Funds’ derivatives contracts held at April 30, 2015 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Offering and Organizational Costs — Total offering costs of approximately $120,000 incurred in connection with the offering of shares of Emerging Markets Equity Income Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees on the Statements of Operations. For the period ended April 30, 2015, total offering costs amortized were approximately $45,000.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and

150	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Sub-transfer agent fees are class-specific expenses. The amount of the Sub-transfer agent fees charged to each class of the Funds for the six months ended April 30, 2015 are as follows (amounts in thousands):

	Class A		Class B		Class C		Class R2		Class R5	Institutional Class		Select Class
Emerging Economies Fund	$81		$—		$3		$—		$1	$—		$13
Emerging Markets Equity Fund	272		2		33		—		—	178		186
Global Research Enhanced Index Fund	—		—		—		—		—	—		3
International Equity Fund	158		1		15		1		32	—		87
International Equity Income Fund	18		—		2		—		—	—		8
International Opportunities Fund	107		—	(a)	1		—		—	3		6
International Research Enhanced Equity Fund	55		2		17		6		—	—		18
International Unconstrained Equity Fund	—	(a)	—		—	(a)	—		—	—		—
International Value Fund	498		1		23		4		—	1,766		52
Intrepid International Fund	109		—		1		—	(a)	—	—	(a)	6

(a)	Amount rounds to less than $1,000.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. The Funds are subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred India capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on indirect transfers of Indian shares, although additional guidance from the Indian tax authorities is awaited. At present, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

L. Distributions to Shareholders — Distributions from net investment income if any, are generally declared and paid annually, except for International Equity Income Fund, which are declared and paid monthly and for International Equity Fund, which are declared and paid quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	1.00%
Emerging Markets Equity Fund	1.00
Emerging Markets Equity Income Fund	1.00
Global Research Enhanced Index Fund	0.20
Global Unconstrained Equity Fund	0.70	(a)
International Equity Fund	0.80

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

International Equity Income Fund	0.70	%(a)
International Opportunities Fund	0.60
International Research Enhanced Equity Fund	0.20	(b)
International Unconstrained Equity Fund	0.70	(a)
International Value Fund	0.60
Intrepid International Fund	0.60	(c)

(a)	Prior to December 1, 2014, the investment advisory fee was 0.80% for Global Unconstrained Equity Fund, International Equity Income Fund and International Unconstrained Equity Fund.
(b)	Prior to May 20, 2014, the investment advisory fee was 0.55% for International Research Enhanced Equity Fund.
(c)	Prior to March 1, 2015, the investment advisory fee was 0.80% for Intrepid International Fund.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to Distribution Agreements, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2
Emerging Economies Fund	0.25%	n/a	0.75%	n/a
Emerging Markets Equity Fund	0.25	0.75%	0.75	n/a
Emerging Markets Equity Income Fund	0.25	n/a	0.75	n/a
Global Research Enhanced Index Fund	0.25	n/a	0.75	0.50%
Global Unconstrained Equity Fund	0.25	n/a	0.75	0.50
International Equity Fund	0.25	0.75	0.75	0.50
International Equity Income Fund	0.25	n/a	0.75	0.50
International Opportunities Fund	0.25	0.75	0.75	n/a
International Research Enhanced Equity Fund	0.25	0.75	0.75	0.50
International Unconstrained Equity Fund	0.25	n/a	0.75	0.50
International Value Fund	0.25	0.75	0.75	0.50
Intrepid International Fund	0.25	n/a	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2015, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Emerging Economies Fund	$3	$—	(a)
Emerging Markets Equity Fund	38	—	(a)
International Equity Fund	11	—	(a)
International Equity Income Fund	13	—	(a)
International Opportunities Fund	2	—
International Research Enhanced Equity Fund	6	—	(a)
International Unconstrained Equity Fund	1	—	(a)
International Value Fund	184	—	(a)
Intrepid International Fund	1	—

(a)	Amount rounds to less than $1,000.

152	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Emerging Economies Fund	0.25%	n/a	0.25%	n/a	0.05%	n/a	0.25%
Emerging Markets Equity Fund	0.25	0.25%	0.25	n/a	n/a	0.10%	0.25
Emerging Markets Equity Income Fund	0.25	n/a	0.25	n/a	0.05	n/a	0.25
Global Research Enhanced Index Fund	0.25	n/a	0.25	0.25%	n/a	n/a	0.25
Global Unconstrained Equity Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
International Equity Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
International Equity Income Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
International Opportunities Fund	0.25	0.25	0.25	n/a	n/a	0.10	0.25
International Research Enhanced Equity Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
International Unconstrained Equity Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
International Value Fund	0.25	0.25	0.25	0.25	n/a	0.10	0.25
Intrepid International Fund	0.25	n/a	0.25	0.25	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included as Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board’s deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Emerging Economies Fund	1.60%	n/a	2.10%	n/a	1.15%	n/a	n/a	1.35%
Emerging Markets Equity Fund*	1.55	2.05%	2.05	n/a	n/a	1.05%	1.15%	1.30
Emerging Markets Equity Income Fund	1.60	n/a	2.10	n/a	1.15	1.10	n/a	1.35
Global Research Enhanced Index Fund	0.59	n/a	1.09	0.84%	n/a	n/a	n/a	0.34
Global Unconstrained Equity Fund**	1.25	n/a	1.75	1.50	0.80	0.75	n/a	0.90
International Equity Fund	1.31	1.81	1.81	1.56	0.86	0.81	n/a	1.06
International Equity Income Fund	1.25	n/a	1.75	1.50	0.80	0.75	n/a	0.90	***
International Opportunities Fund	1.31	1.92	1.92	n/a	n/a	0.81	0.91	1.06
International Research Enhanced Equity Fund	0.60	1.10	1.10	0.85	n/a	n/a	n/a	0.35
International Unconstrained Equity Fund****	1.25	n/a	1.75	1.50	0.80	0.75	n/a	0.90
International Value Fund	1.35	1.85	1.85	1.60	n/a	0.85	0.95	1.10
Intrepid International Fund*****	1.25	n/a	1.75	1.50	n/a	n/a	0.85	0.90

*	Prior to March 1, 2015, the contractual expense limitations for Emerging Markets Equity Fund were 1.70%, 2.20%, 2.20%, 1.20%, 1.30% and 1.45% for Class A, Class B, Class C, Class R6, Institutional Class and Select Class Shares, respectively.
**	Prior to December 1, 2014, the contractual expense limitations for Global Unconstrained Equity Fund were 1.35%, 1.85%, 1.60%, 0.90%, 0.85% and 1.10% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
***	Prior to December 1, 2014, the contractual expense limitation for the Select Class Shares of International Equity Income Fund was 1.00%.
****	Prior to December 1, 2014, the contractual expense limitations for International Unconstrained Equity Fund are 1.32%, 1.82%, 1.57%, 0.87%, 0.82% and 1.07% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
*****	Prior to March 1, 2015, the contractual expense limitations for Intrepid International Fund were 1.40%, 1.90%, 1.65%, 0.90% and 1.15% for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2015 and are in place until February 29, 2016.

For the six months ended April 30, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Emerging Economies Fund	$232	$154	$85	$471	$13
Emerging Markets Equity Fund	261	174	546	981	68
Emerging Markets Equity Income Fund	12	1	—	13	104
Global Research Enhanced Index Fund	3,428	2,204	2	5,634	—	(a)
Global Unconstrained Equity Fund	16	2	2	20	98
International Equity Fund	803	535	290	1,628	12
International Equity Income Fund	112	40	40	192	—
International Opportunities Fund	—	—	70	70	2
International Research Enhanced Equity Fund	652	291	83	1,026	4
International Unconstrained Equity Fund	24	3	3	30	85
International Value Fund	—	—	311	311	33
Intrepid International Fund	261	173	245	679	—	(a)

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2015 were as follows (amounts in thousands):

Emerging Economies Fund	$11
Emerging Markets Equity Fund	36
Global Research Enhanced Index Fund	226
International Equity Fund	58
International Equity Income Fund	3
International Opportunities Fund	30
International Research Enhanced Equity Fund	22
International Value Fund	33
Intrepid International Fund	46

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended April 30, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended April 30, 2015, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Emerging Economics Fund	$7
Emerging Markets Equity Fund	14
Emerging Markets Equity Income Fund	—	(a)
Global Research Enhanced Index Fund	21
Global Unconstrained Equity Fund	—	(a)

154	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

International Equity Fund	$9
International Equity Income Fund	1
International Opportunities Fund	10
International Research Enhanced Equity Fund	2
International Value Fund	38
Intrepid International Fund	15

(a)	Amount rounds to less than $1,000.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$418,141	$806,398
Emerging Markets Equity Fund	350,399	667,735
Emerging Markets Equity Income Fund	3,289	375
Global Research Enhanced Index Fund	3,727,863	1,050,247
Global Unconstrained Equity Fund	2,126	2,178
International Equity Fund	452,066	201,417
International Equity Income Fund	128,214	146,779
International Opportunities Fund	495,037	420,781
International Research Enhanced Equity Fund	229,736	128,463
International Unconstrained Equity Fund	16,956	2,744
International Value Fund	1,342,362	2,672,445
Intrepid International Fund	724,472	343,492

During the six months ended April 30, 2015, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies Fund	$730,300	$148,461	$39,134	$109,327
Emerging Markets Equity Fund	1,782,247	442,618	123,454	319,164
Emerging Markets Equity Income Fund	2,894	235	95	140
Global Research Enhanced Index Fund	5,927,529	639,643	61,038	578,605
Global Unconstrained Equity Fund	4,218	710	66	644
International Equity Fund	2,347,865	538,293	74,172	464,121
International Equity Income Fund	92,317	6,579	943	5,636
International Opportunities Fund	1,707,710	265,504	26,544	238,960
International Research Enhanced Equity Fund	688,796	129,774	13,335	116,439
International Unconstrained Equity Fund	20,072	1,156	69	1,087
International Value Fund	2,180,143	346,717	42,726	303,991
Intrepid International Fund	1,763,919	216,405	33,700	182,705

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2015 (Unaudited) (continued)

At October 31, 2014, the following Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Economies Fund	$34,954	$35,501

At October 31, 2014, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains as follows (amounts in thousands):

	2016	2017	2018	2019	Total
Emerging Economies Fund	$—	$1,890	$—	$16,730	$18,620
Emerging Markets Equity Fund	—	4,903	—	—	4,903
International Equity Fund	—	—	4,532	3,312	7,844
International Opportunities Fund	—	—	—	5,449	5,449
International Value Fund	35,803	241,545	63,767	—	341,115
Intrepid International Fund	281,509	250,971	—	—	532,480

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2015. Average borrowings from the Facility for, or at any time during, the six months ended April 30, 2015, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Economies Fund	$60,897	0.23%	27	$10
Emerging Markets Equity Fund	86,600	0.23	20	11
International Equity Income Fund	12,624	0.23	2	—	(a)
International Opportunities Fund	31,722	0.21	4	1
International Value Fund	83,581	0.24	11	6

(a)	Amount rounds to less than $1,000.

Interest expense paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for each of Global Research Enhanced Index Fund and International Value Fund.

156	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

As of April 30, 2015, the J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Economies Fund	24.5%	51.8%
Emerging Markets Equity Fund	n/a	29.4
International Equity Fund	13.6	59.3
International Opportunities Fund	n/a	72.1
International Research Enhanced Equity Fund	73.8	n/a
International Unconstrained Equity Fund	84.3	n/a
Intrepid International Fund	n/a	84.9

Additionally, the Adviser owns a significant portion of the outstanding shares of Emerging Markets Equity Income Fund and Global Unconstrained Equity Fund.

International Value Fund has shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2015, a significant portion of each Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of April 30, 2015, the Funds had the following country allocations representing greater than 10% of total investments:

	Brazil	China	France	Germany	India	Japan
Emerging Economies Fund	—	25.0%	—	—	—	—
Emerging Markets Equity Fund	—	—	—	—	16.5%	—
Emerging Markets Equity Income Fund	10.2%	10.6	—	—	—	—
Global Research Enhanced Index Fund	—	—	—	—	—	—
Global Unconstrained Equity Fund	—	—	—	—	—	—
International Equity Fund			11.6%			19.4%
International Equity Income Fund	—		—	—	—	20.4
International Opportunities Fund	—	—		—	—	23.2
International Research Enhanced Equity Fund	—	—	10.9	—	—	22.3
International Unconstrained Equity Fund	—	—	12.5	—	—	12.3
International Value Fund	—	—	13.8	—	—	23.3
Intrepid International Fund	—	—	10.3	—	—	22.4

	South Africa	South Korea	Switzerland	Taiwan	United Kingdom	United States
Emerging Economies Fund	—	19.6%	—	12.8%	—	—
Emerging Markets Equity Fund	18.0%	—	—	—	—	—
Emerging Markets Equity Income Fund	13.0	—	—	22.0	—	—
Global Research Enhanced Index Fund	—	—	—	—	—	53.5%
Global Unconstrained Equity Fund	—	—	—		—	49.1
International Equity Fund	—	—	14.8%		21.8%	—
International Equity Income Fund	—	—	—		22.3	—
International Opportunities Fund	—	—	13.5	—	22.2	—
International Research Enhanced Equity Fund	—	—	—	—	19.1	—
International Unconstrained Equity Fund	—	—	12.1	—	16.4	—
International Value Fund	—	—	—	—	16.7	—
Intrepid International Fund	—	—		—	18.2	—

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	157

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2014, and continued to hold your shares at the end of the reporting period, April 30, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Economies Fund
Class A
Actual*	$1,000.00	$1,038.30	$7.93	1.57%
Hypothetical*	1,000.00	1,017.01	7.85	1.57
Class C
Actual*	1,000.00	1,036.10	10.65	2.11
Hypothetical*	1,000.00	1,014.33	10.54	2.11
Class R5
Actual*	1,000.00	1,041.00	5.87	1.16
Hypothetical*	1,000.00	1,019.04	5.81	1.16
Select Class
Actual*	1,000.00	1,039.60	6.88	1.36
Hypothetical*	1,000.00	1,018.05	6.81	1.36

Emerging Markets Equity Fund
Class A
Actual*	1,000.00	968.30	8.05	1.65
Hypothetical*	1,000.00	1,016.61	8.25	1.65
Class B
Actual*	1,000.00	965.80	10.48	2.15
Hypothetical*	1,000.00	1,014.13	10.74	2.15
Class C
Actual*	1,000.00	965.70	10.48	2.15
Hypothetical*	1,000.00	1,014.13	10.74	2.15
Class R6
Actual*	1,000.00	970.60	5.62	1.15
Hypothetical*	1,000.00	1,019.09	5.76	1.15

158	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Markets Equity Fund (continued)
Institutional Class
Actual*	$1,000.00	$970.20	$6.06	1.24%
Hypothetical*	1,000.00	1,018.65	6.21	1.24
Select Class
Actual*	1,000.00	969.70	6.84	1.40
Hypothetical*	1,000.00	1,017.85	7.00	1.40

Emerging Markets Equity Income Fund
Class A
Actual**	1,000.00	1,048.30	6.24	1.60
Hypothetical*	1,000.00	1,016.86	8.00	1.60
Class C
Actual**	1,000.00	1,046.20	8.18	2.10
Hypothetical*	1,000.00	1,014.38	10.49	2.10
Class R5
Actual**	1,000.00	1,050.30	4.49	1.15
Hypothetical*	1,000.00	1,019.09	5.76	1.15
Class R6
Actual**	1,000.00	1,050.30	4.29	1.10
Hypothetical*	1,000.00	1,019.34	5.51	1.10
Select Class
Actual**	1,000.00	1,049.60	5.27	1.35
Hypothetical*	1,000.00	1,018.10	6.76	1.35

Global Research Enhanced Index Fund
Class A
Actual*	1,000.00	1,042.80	2.94	0.58
Hypothetical*	1,000.00	1,021.92	2.91	0.58
Class C
Actual*	1,000.00	1,040.10	5.46	1.08
Hypothetical*	1,000.00	1,019.44	5.41	1.08
Class R2
Actual*	1,000.00	1,042.00	4.20	0.83
Hypothetical*	1,000.00	1,020.68	4.16	0.83
Select Class
Actual*	1,000.00	1,044.10	1.67	0.33
Hypothetical*	1,000.00	1,023.16	1.66	0.33

Global Unconstrained Equity Fund
Class A
Actual*	1,000.00	1,071.50	6.52	1.27
Hypothetical*	1,000.00	1,018.50	6.36	1.27
Class C
Actual*	1,000.00	1,069.10	9.03	1.76
Hypothetical*	1,000.00	1,016.07	8.80	1.76
Class R2
Actual*	1,000.00	1,070.30	7.80	1.52
Hypothetical*	1,000.00	1,017.26	7.60	1.52
Class R5
Actual*	1,000.00	1,074.00	4.22	0.82
Hypothetical*	1,000.00	1,020.73	4.11	0.82
Class R6
Actual*	1,000.00	1,074.50	3.96	0.77
Hypothetical*	1,000.00	1,020.98	3.86	0.77
Select Class
Actual*	1,000.00	1,073.90	4.78	0.93
Hypothetical*	1,000.00	1,020.18	4.66	0.93

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	159

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period	Annualized Expense Ratio
International Equity Fund
Class A
Actual*	$1,000.00	$1,072.30	$6.68	1.30%
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class B
Actual*	1,000.00	1,069.80	9.24	1.80
Hypothetical*	1,000.00	1,015.87	9.00	1.80
Class C
Actual*	1,000.00	1,069.80	9.24	1.80
Hypothetical*	1,000.00	1,015.87	9.00	1.80
Class R2
Actual*	1,000.00	1,070.80	8.01	1.56
Hypothetical*	1,000.00	1,017.06	7.80	1.56
Class R5
Actual*	1,000.00	1,074.90	4.42	0.86
Hypothetical*	1,000.00	1,020.53	4.31	0.86
Class R6
Actual*	1,000.00	1,075.10	4.17	0.81
Hypothetical*	1,000.00	1,020.78	4.06	0.81
Select Class
Actual*	1,000.00	1,073.60	5.45	1.06
Hypothetical*	1,000.00	1,019.54	5.31	1.06

International Equity Income Fund
Class A
Actual*	1,000.00	1,060.00	6.38	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class C
Actual*	1,000.00	1,056.90	8.92	1.75
Hypothetical*	1,000.00	1,016.12	8.75	1.75
Class R2
Actual*	1,000.00	1,057.90	7.65	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class R5
Actual*	1,000.00	1,062.40	4.09	0.80
Hypothetical*	1,000.00	1,020.83	4.01	0.80
Class R6
Actual***	1,000.00	1,071.60	1.92	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Select Class
Actual*	1,000.00	1,061.80	4.70	0.92
Hypothetical*	1,000.00	1,020.23	4.61	0.92

International Opportunities Fund
Class A
Actual*	1,000.00	1,053.60	6.67	1.31
Hypothetical*	1,000.00	1,018.30	6.56	1.31
Class B
Actual*	1,000.00	1,050.80	9.76	1.92
Hypothetical*	1,000.00	1,015.27	9.59	1.92
Class C
Actual*	1,000.00	1,051.00	9.26	1.82
Hypothetical*	1,000.00	1,015.77	9.10	1.82
Class R6
Actual*	1,000.00	1,056.50	3.67	0.72
Hypothetical*	1,000.00	1,021.22	3.61	0.72

160	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period	Annualized Expense Ratio
International Opportunities Fund (continued)
Institutional Class
Actual*	$1,000.00	$1,056.30	$4.23	0.83%
Hypothetical*	1,000.00	1,020.68	4.16	0.83
Select Class
Actual*	1,000.00	1,055.20	5.10	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00

International Research Enhanced Equity Fund
Class A
Actual*	1,000.00	1,061.00	3.01	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Class B
Actual*	1,000.00	1,058.70	5.56	1.09
Hypothetical*	1,000.00	1,019.39	5.46	1.09
Class C
Actual*	1,000.00	1,058.70	5.56	1.09
Hypothetical*	1,000.00	1,019.39	5.46	1.09
Class R2
Actual*	1,000.00	1,060.10	4.29	0.84
Hypothetical*	1,000.00	1,020.63	4.21	0.84
Select Class
Actual*	1,000.00	1,062.30	1.74	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34

International Unconstrained Equity Fund
Class A
Actual*	1,000.00	1,095.30	6.55	1.26
Hypothetical*	1,000.00	1,018.55	6.31	1.26
Class C
Actual*	1,000.00	1,092.00	9.13	1.76
Hypothetical*	1,000.00	1,016.07	8.80	1.76
Class R2
Actual*	1,000.00	1,093.90	7.84	1.51
Hypothetical*	1,000.00	1,017.31	7.55	1.51
Class R5
Actual*	1,000.00	1,097.80	4.21	0.81
Hypothetical*	1,000.00	1,020.78	4.06	0.81
Class R6
Actual*	1,000.00	1,097.80	3.95	0.76
Hypothetical*	1,000.00	1,021.03	3.81	0.76
Select Class
Actual*	1,000.00	1,097.10	4.78	0.92
Hypothetical*	1,000.00	1,020.23	4.61	0.92

International Value Fund
Class A
Actual*	1,000.00	1,081.10	6.97	1.35
Hypothetical*	1,000.00	1,018.10	6.76	1.35
Class B
Actual*	1,000.00	1,079.50	9.54	1.85
Hypothetical*	1,000.00	1,015.62	9.25	1.85
Class C
Actual*	1,000.00	1,079.30	9.54	1.85
Hypothetical*	1,000.00	1,015.62	9.25	1.85
Class R2
Actual*	1,000.00	1,079.80	8.25	1.60
Hypothetical*	1,000.00	1,016.86	8.00	1.60

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	161

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period	Annualized Expense Ratio
International Value Fund (continued)
Class R6
Actual*	$1,000.00	$1,082.70	$3.77	0.73%
Hypothetical*	1,000.00	1,021.17	3.66	0.73
Institutional Class
Actual*	1,000.00	1,082.00	4.90	0.95
Hypothetical*	1,000.00	1,020.08	4.76	0.95
Select Class
Actual*	1,000.00	1,081.40	5.26	1.02
Hypothetical*	1,000.00	1,019.74	5.11	1.02

Intrepid International Fund
Class A
Actual*	1,000.00	1,063.20	6.85	1.34
Hypothetical*	1,000.00	1,018.15	6.71	1.34
Class C
Actual*	1,000.00	1,060.50	9.40	1.84
Hypothetical*	1,000.00	1,015.67	9.20	1.84
Class R2
Actual*	1,000.00	1,061.80	7.97	1.56
Hypothetical*	1,000.00	1,017.06	7.80	1.56
Institutional Class
Actual*	1,000.00	1,065.80	4.46	0.87
Hypothetical*	1,000.00	1,020.48	4.36	0.87
Select Class
Actual*	1,000.00	1,064.60	5.43	1.06
Hypothetical*	1,000.00	1,019.54	5.31	1.06

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 139/365 (to reflect the actual period.) Commencement of operations was December 12, 2014.
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the actual period.) Commencement of operations was January 30, 2015.

162	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the JPMorgan Emerging Markets Equity Income Fund

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their August 2013 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with counsel to the Trust and independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Adviser, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that the proposed

APRIL 30, 2015	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	163

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Fund will benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund will generally benefit from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints to the New Advisory Agreement and the Trustees concluded that with the adoption of a contractual cap on total expenses, shareholders will benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

164	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. April 2015.	SAN-INTEQ-415

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the

Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
July 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 2, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 2, 2015